      As filed with the Securities and Exchange Commission on March 1, 2000

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ X ]
                  Pre-Effective Amendment No.                            [   ]
                                                      ------
                  Post-Effective Amendment No.          29               [ X ]
                                                      ------

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                  Amendment No.                         30
                                                      ------

                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

         Approximate Date of Proposed Public Offering     March 1, 2000
                                                      -------------------------

It is proposed that this filing will become effective (check appropriate box)

         [ X ]  immediately upon filing pursuant to paragraph (b)

         [   ]  on (date) pursuant to paragraph (b)

         [   ]  60 days after filing pursuant to paragraph (a)(1)

         [   ]  on (date) pursuant to paragraph (a)(1)

         [   ]  75 days after filing pursuant to paragraph (a)(2)

         [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust and the State Street Equity 500 Index Portfolio, the master trusts, and the American AAdvantage Funds, the feeder trust.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement

                  Prospectus for the Institutional Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, International Equity Fund, Small Cap Value Fund, S&P 500 Index Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund

                  Prospectus for the PlanAhead Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, International Equity Fund, Small Cap Value Fund, S&P 500 Index Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund

                  Prospectus for the AMR Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, International Equity Fund, Small Cap Value Fund, S&P 500 Index Fund-Institutional Class, Intermediate Bond Fund and Short-Term Bond Fund

                  Prospectus for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

                  Statement of Additional Information for the AMR Class, Institutional Class and PlanAhead Class of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, International Equity Fund, Small Cap Value Fund, S&P 500 Index Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund

                  Statement of Additional Information for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund and American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund

                  Part C

                  Signature Pages

                  Exhibits

                              INSTITUTIONAL CLASS

                                   [AMR LOGO]

                                   PROSPECTUS
                                 MARCH 1, 2000

                        [AMERICAN AADVANTAGE FUNDS LOGO]


EQUITY FUNDS

o    BALANCED FUND

o    LARGE CAP VALUE FUND

o    SMALL CAP VALUE FUND

o    INTERNATIONAL EQUITY FUND

o    S&P 500 INDEX FUND

BOND FUNDS

o   INTERMEDIATE BOND FUND

o   SHORT-TERM BOND FUND

MONEY MARKET FUNDS

o   MONEY MARKET FUND

o   U.S. GOVERNMENT MONEY MARKET FUND

o   MUNICIPAL MONEY MARKET FUND



The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of these Funds. To state otherwise is a criminal offense.

                  [AMERICAN AADVANTAGE FUNDS INST. CLASS LOGO]

TABLE OF CONTENTS

About the Funds
Overview..........................................    2
Balanced Fund.....................................    3
Large Cap Value Fund..............................    6
Small Cap Value Fund..............................    8
International Equity Fund.........................   10
S&P 500 Index Fund................................   12
Intermediate Bond Fund............................   14
Short-Term Bond Fund..............................   17
Money Market Fund.................................   19
U.S. Government Money Market Fund.................   21
Municipal Money Market Fund.......................   23
The Manager.......................................   25
Equity 500 Index Portfolio Administrator..........   25
The Investment Advisers...........................   25
Valuation of Shares...............................   27
About Your Investment
Purchase and Redemption of Shares.................   27
Distributions and Taxes...........................   30
Additional Information
Distribution of Trust Shares......................   31
Master-Feeder Structure...........................   31
Financial Highlights..............................   31
Additional Information...................... Back Cover

ABOUT THE FUNDS
------------------------------------------------------------

OVERVIEW

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The Funds operate under a master-feeder structure. This means that each Fund, except for the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio ("Equity 500 Index Portfolio"), which is a separate investment company with an identical investment objective, managed by State Street Bank and Trust Company ("State Street"), through its State Street Global Advisors division. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure".

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

BALANCED FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

This Fund typically invests between 50% and 65% of its total assets in equity securities and between 35% and 50% of its total assets in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities; U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the investment advisers generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
- Evaluate credit quality of the securities.
- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the ex-

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
BALANCED FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

tent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the price of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Balanced Index, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................    0.29%
91..........................................................   21.22%
92..........................................................    8.97%
93..........................................................   14.46%
94..........................................................   -1.84%
95..........................................................   28.79%
96..........................................................   13.96%
97..........................................................   19.87%
98..........................................................    8.28%
99..........................................................   -3.59%

Highest Quarterly Return:              9.96%
  (1/1/90 through 12/31/99)      (2nd Quarter 1997)
Lowest Quarterly Return:               -7.71%
  (1/1/90 through 12/31/99)      (3rd Quarter 1999)

                              AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------------
                                    AS OF 12/31/99
                          -----------------------------------
                           1 YEAR      5 YEARS      10 YEARS
                          --------    ---------    ----------
BALANCED FUND              -3.59%      12.93%        10.58%
S&P/Barra Value Index(1)   12.72%      22.94%        15.36%
S&P 500 Index(2)           20.99%      28.56%        18.21%
Lehman Bros.
  Intermediate Gov./
  Corp. Index(3)            0.39%       7.09%         7.26%
Lipper Balanced Index       9.00%      16.33%        12.26%

(1) The S&P/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
BALANCED FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.29
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.59%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

    Example
    -------------
    This Example is intended to help you compare the
    cost of investing in the Fund with the cost of
    investing in other mutual funds. The Example
    assumes that you invest $10,000 in the Fund for
    the time periods indicated and then redeem all
    of your shares at the end of those periods. The
    Example also assumes that your investment has a
    5% return each year and that the Fund's
    operating expenses remain the same. Although
    your actual costs may be higher or lower, based
    on these assumptions your costs would be:
    1 YEAR ......................................$60
    3 YEARS.....................................$189
    5 YEARS.....................................$329
    10 YEARS....................................$738

Investment Advisers
----------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Asset Management, Inc.

Hotchkis and Wiley

Independence Investment Associates, Inc.

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation and current income.

Principal Strategies
------------------------------

Ordinarily at least 65% of the total assets of this Fund are invested in equity securities of U.S. companies with market capitalizations of $5 billion or more at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the S&P/Barra Value Index, a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index; the S&P 500 Index, a widely recognized unmanaged index of common stocks publicly traded in the U.S.; and the Lipper Multi-Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................   -5.97%
91..........................................................   26.00%
92..........................................................   11.90%
93..........................................................   15.74%
94..........................................................   -1.14%
95..........................................................   34.43%
96..........................................................   21.09%
97..........................................................   26.48%
98..........................................................    6.17%
99..........................................................   -4.62%

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE
LARGE CAP VALUE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Highest Quarterly Return:              14.13%
  (1/1/90 through 12/31/99)      (2nd Quarter 1997)
Lowest Quarterly Return:              -14.03%
  (1/1/90 through 12/31/99)      (3rd Quarter 1998)

                                   AVERAGE ANNUAL TOTAL
                                          RETURN
                               ----------------------------
                                      AS OF 12/31/99
                               ----------------------------
                               1 YEAR   5 YEARS    10 YEARS
                               ------   --------   --------
LARGE CAP VALUE FUND           -4.62%    15.83%     12.21%
S&P/Barra Value Index          12.72%    22.94%     15.36%
S&P 500 Index                  20.99%    28.56%     18.21%
Lipper Multi-Cap Value
  Index(1)                      5.94%    17.82%     13.03%

(1) On September 1, 1999, Lipper reclassified the Fund from the Lipper Growth and Income Index to the Lipper Multi-Cap Value Index.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.29
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.59%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR ......................................$60
    3 YEARS.....................................$189
    5 YEARS.....................................$329
    10 YEARS....................................$738

Investment Advisers
------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Asset Management, Inc.

Hotchkis and Wiley

Independence Investment Associates, Inc.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation and current income.

Principal Strategies
------------------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $1 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed during the past year. The table shows how the Fund's performance compares to the Russell 2000(R) Value Index, an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values, and the Lipper Small Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.
                                    [GRAPH]

               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/99

99..........................................................   -4.79%

Highest Quarterly Return:              19.89%
  (1/1/99 through 12/31/99)      (2nd Quarter 1999)
Lowest Quarterly Return:              -11.37%
  (1/1/99 through 12/31/99)      (3rd Quarter 1999)

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
SMALL CAP VALUE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURN
                               ---------------------------
                                     AS OF 12/31/99
                               ---------------------------
                                         1 YEAR
                               ---------------------------
SMALL CAP VALUE FUND                     -4.79%
Russell 2000 Value Index                 -1.49%
Lipper Small Cap Value Index              1.31%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.67%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         1.52
                                                       ----
Total Annual Fund Operating Expenses                   2.19%
                                                       ====
Fee Waiver and/or Expense Reimbursement                1.20%(2)
NET EXPENSES                                           0.99%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 0.99%.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2000, net expenses are used to calculate costs in year one, and total fund expenses are used to calculate costs in years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR .....................................$101
    3 YEARS.....................................$332
    5 YEARS...................................$1,065
    10 YEARS..................................$2,429

Investment Advisers
------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Brandywine Asset Management, Inc.

Hotchkis and Wiley

--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation.

Principal Strategies
------------------------------

Under normal circumstances, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States.

The current countries in which the Fund may invest are:

Australia  France     Mexico       South Korea
Austria    Germany    Netherlands  Spain
Belgium    Hong Kong  New Zealand  Sweden
Canada     Ireland    Norway       Switzerland
Denmark    Italy      Portugal     United Kingdom
Finland    Japan      Singapore

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

The investment advisers may also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock market it invests in, which will vary from day to day in response to the activities of individual companies and general market and economic conditions of that country.

FOREIGN INVESTING
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE
INTERNATIONAL EQUITY FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Morgan Stanley Europe Australasia Far East ("EAFE") Index, a widely recognized unmanaged index of international stock investment performance, and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  -11.03%
93..........................................................   42.33%
94..........................................................    0.98%
95..........................................................   17.69%
96..........................................................   19.78%
97..........................................................    9.56%
98..........................................................   11.73%
99..........................................................   26.91%

Highest Quarterly Return:              15.19%
  (1/1/92 through 12/31/99)      (4th Quarter 1998)
Lowest Quarterly Return:              -15.60%
  (1/1/92 through 12/31/99)      (3rd Quarter 1998)

                           AVERAGE ANNUAL TOTAL RETURN
                        ----------------------------------
                                  AS OF 12/31/99
                        ----------------------------------
                                           SINCE INCEPTION
                        1 YEAR   5 YEARS      (8/7/91)
                        ------   -------   ---------------
INTERNATIONAL EQUITY
  FUND                  26.91%   16.97%        13.34%
EAFE Index              26.96%   12.83%        11.01%
Lipper International
  Index                 37.83%   15.96%        13.37%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you pay if you buy and hold shares of the International Equity Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                          0.36%
Distribution (12b-1) Fees                                0.00
Other Expenses                                           0.36(2)
                                                         ----
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.72%
                                                         ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2)   Other Expenses reflects current fees.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR ..................................... $74
    3 YEARS.....................................$230
    5 YEARS.....................................$401
    10 YEARS....................................$894

Investment Advisers
------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Hotchkis and Wiley

Independence Investment Associates, Inc.

Lazard Asset Management

Templeton Investment Counsel, Inc.

--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE

S&P 500 INDEX FUND (1)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
------------------------------

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. State Street, through its State Street Global Advisors division, seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by State Street to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Risk Factors
-------------------

MARKET RISK
Stock values could decline generally or could underperform other investments. In addition, returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

ADDITIONAL RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE
S&P 500 INDEX FUND -- (CONTINUED)
--------------------------------------------------------------------------------

will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the S&P 500 Index, a widely recognized unmanaged index of common stocks publicly traded in the U.S., and the Lipper S&P 500 Index, a composite of funds with the same investment objective as the Fund. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................   33.09%
98..........................................................   28.87%
99..........................................................   20.70%

Highest Quarterly Return:              21.32%
  (1/1/97 through 12/31/99)      (4th Quarter 1998)
Lowest Quarterly Return:               -9.69%
  (1/1/97 through 12/31/99)      (3rd Quarter 1998)

                                         AVERAGE ANNUAL
                                          TOTAL RETURN
                                    ------------------------
                                         AS OF 12/31/99
                                    ------------------------
                                             SINCE INCEPTION
                                    1 YEAR     (12/31/96)
                                    ------   ---------------
S&P 500 INDEX FUND                  20.70%       27.45%
S&P 500 Index                       20.99%       27.56%
Lipper S&P 500 Index                20.62%       27.24%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                      0.045%(2)
Distribution (12b-1) Fees                            0.000
Other Expenses                                       0.105
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.150%
                                                     =====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Portfolio.

(2)   Management Fees reflects current fees.

    Example
    -------------
    This Example is intended to help you compare the
    cost of investing in the Fund with the cost of
    investing in other mutual funds. The Example
    assumes that you invest $10,000 in the Fund for
    the time periods indicated and then redeem all
    of your shares at the end of those periods. The
    Example also assumes that your investment has a
    5% return each year and that the Fund's
    operating expenses remain the same. Although
    your actual costs may be higher or lower, based
    on these assumptions your costs would be:
    1 YEAR ......................................$15
    3 YEARS......................................$48
    5 YEARS......................................$85
    10 YEARS....................................$192

Investment Adviser
-----------------------------

State Street Bank and Trust Company

--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The other investment adviser to the Fund uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
- Evaluate credit quality of the securities.
- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the price of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN AADVANTAGE
INTERMEDIATE BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

PREPAYMENT RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed during the past two years. The table shows how the Fund's performance compares to the Lehman Brothers Intermediate Gov./Corp. and Aggregate Indexes, two broad-based market indices, and the Lipper Intermediate Investment Grade Debt Average and Index, composites of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

98..........................................................   8.57%
99..........................................................  -2.15%

Highest Quarterly Return:               4.62%
  (1/1/98 through 12/31/99)       (3rd Quarter 1998)
Lowest Quarterly Return:                -1.26%
  (1/1/98 through 12/31/99)       (2nd Quarter 1999)

                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                   ------------------------
                                        AS OF 12/31/99
                                   ------------------------
                                            SINCE INCEPTION
                                   1 YEAR      (9/15/97)
                                   ------   ---------------
INTERMEDIATE BOND FUND             -2.15%        4.56%
Lehman Bros. Aggregate Index(2)    -0.83%     5.21%(1)
Lehman Bros. Intermediate           0.39%     5.16%(1)
  Gov./Corp. Index(3)
Lipper Intermediate Investment     -1.00%     4.40%(1)
  Grade Debt Index(4)
Lipper Intermediate Investment     -1.31%     4.16%(1)
  Grade Debt Average

(1)   The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. As of March 1, 2000, this Index has replaced the Lehman Bros. Intermediate Gov./Corp. Index as the Fund's market index, because it better reflects the principal strategies of the Fund.

(3) The Lehman Bros. Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and ten years.

(4) As of March 1, 2000, the Fund's investment advisers have designated this Index of 30 funds as the Fund's performance benchmark, replacing the Lipper Intermediate Investment Grade Debt Average.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.30
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.55%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN AADVANTAGE
INTERMEDIATE BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

    Example
    -------------
    This Example is intended to help you compare the
    cost of investing in the Fund with the cost of
    investing in other mutual funds. The Example
    assumes that you invest $10,000 in the Fund for
    the time periods indicated and then redeem all
    of your shares at the end of those periods. The
    Example also assumes that your investment has a
    5% return each year and that the Fund's
    operating expenses remain the same. Although
    your actual costs may be higher or lower, based
    on these assumptions your costs would be:
    1 YEAR ......................................$56
    3 YEARS.....................................$176
    5 YEARS.....................................$307
    10 YEARS....................................$689

Investment Advisers
------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

AMR Investment Services, Inc.

Barrow, Hanley, Mewhinney & Strauss, Inc.

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN AADVANTAGE

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the price of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN AADVANTAGE
SHORT-TERM BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lehman Brothers Intermediate Gov./Corp. and Merrill Lynch 1-3 Year Gov./Corp. Indexes, two broad-based market indices, and the Linked Lipper Investment Grade Debt Averages, a composite of mutual funds with the same investment objective as the Fund. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................    8.47%
91..........................................................   12.97%
92..........................................................    5.19%
93..........................................................    6.50%
94..........................................................    1.15%
95..........................................................    9.90%
96..........................................................    3.76%
97..........................................................    6.71%
98..........................................................    5.30%
99..........................................................    2.92%

Highest Quarterly Return:                     4.66%
  (1/1/90 through 12/31/99)             (4th Quarter 1991)
Lowest Quarterly Return:                      -0.63%
  (1/1/90 through 12/31/99)             (1st Quarter 1996)

                                   AVERAGE ANNUAL TOTAL
                                          RETURN
                                ---------------------------
                                      AS OF 12/31/99
                                ---------------------------
                                1 YEAR   5 YEARS   10 YEARS
                                ------   -------   --------
SHORT-TERM BOND FUND             2.92%     5.69%     6.24%
Merrill Lynch 1-3 Yr Gov./
  Corp. Index(1)                 3.25%     6.59%     6.68%
Lehman Bros. Intermediate
  Gov./Corp. Index(2)            0.39%     7.09%     7.26%
Linked Lipper Investment Grade
  Debt Averages(3)               2.79%     5.74%     6.00%

(1) The Merrill Lynch 1-3 Year Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. As of March 1, 2000, the Manager replaced the Lehman Bros. Intermediate Gov./Corp. Index with this Index, because it better reflects the duration of the Fund.

(2) The Lehman Bros. Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and ten years.

(3) The Linked Lipper Investment Grade Debt Averages includes the Lipper Short-Term Investment Grade Debt Average prior to 1/1/96, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term Investment Grade Debt Average since 8/1/96.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.37
                                                      -----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.62%
                                                      =====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

    Example
    -------------
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in
other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those
periods. The Example also assumes that your investment
has a 5% return each year and that the Fund's operating
expenses remain the same. Although your actual costs may
be higher or lower, based on these assumptions your
costs would be:
1 YEAR ..............................................$63
3 YEARS.............................................$199
5 YEARS.............................................$346
10 YEARS............................................$774

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN AADVANTAGE

MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc., at the time of purchase.
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................    8.40%
91..........................................................    6.77%
92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    6.04%
96..........................................................    5.50%
97..........................................................    5.64%
98..........................................................    5.56%
99..........................................................    5.18%

 Highest Quarterly Return:               2.06%
 (1/1/90 through 12/31/99)         (2nd Quarter 1990)
  Lowest Quarterly Return:               0.80%
 (1/1/90 through 12/31/99)      (2nd & 4th Quarter 1993,
                                   1st Quarter 1994)

--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
---------------------------
      AS OF 12/31/99
---------------------------
1 YEAR   5 YEARS   10 YEARS
------   -------   --------
5.18%     5.58%     5.45%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.14
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.24%
                                                      ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

    Example
    -------------
    This Example is intended to help you compare the
    cost of investing in the Fund with the cost of
    investing in other mutual funds. The Example
    assumes that you invest $10,000 in the Fund for
    the time periods indicated and then redeem all
    of your shares at the end of those periods. The
    Example also assumes that your investment has a
    5% return each year and that the Fund's
    operating expenses remain the same. Although
    your actual costs may be higher or lower, based
    on these assumptions your costs would be:
    1 YEAR ......................................$25
    3 YEARS......................................$77
    5 YEARS.....................................$135
    10 YEARS....................................$306

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.
Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................  3.05%
94..........................................................  4.09%
95..........................................................  5.72%
96..........................................................  5.23%
97..........................................................  5.41%
98..........................................................  5.40%
99..........................................................  5.06%

Highest Quarterly Return:             1.43%
  (1/1/93 through 12/31/99)     (2nd Quarter 1995)
Lowest Quarterly Return:              0.74%
  (1/1/93 through 12/31/99)     (4th Quarter 1993)

 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/99
-----------------------------
                     SINCE
                   INCEPTION
1 YEAR   5 YEARS    (3/2/92)
------   -------   ----------
5.06%     5.36%      4.71%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.18(2)
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.28%
                                                     =====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2)  Other Expenses reflects current fees.

--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR ....................................$29
    3 YEARS....................................$90
    5 YEARS...................................$157
    10 YEARS..................................$356

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. All securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Fund will only buy securities with the following credit qualities:
- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------
- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................  2.66%
95..........................................................  3.81%
96..........................................................  3.51%
97..........................................................  3.55%
98..........................................................  3.37%
99..........................................................  3.00%

Highest Quarterly Return:             1.00%
  (1/1/94 through 12/31/99)     (2nd Quarter 1995)
Lowest Quarterly Return:              0.52%
  (1/1/94 through 12/31/99)     (1st Quarter 1994)

 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/99
-----------------------------
                     SINCE
                   INCEPTION
1 YEAR   5 YEARS   (11/10/93)
------   -------   ----------
3.00%     3.45%      3.29%

--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.29
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.39%
                                                      ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

    Example
    -------------
    This Example is intended to help you compare
    the cost of investing in the Fund with the
    cost of investing in other mutual funds. The
    Example assumes that you invest $10,000 in the
    Fund for the time periods indicated and then
    redeem all of your shares at the end of those
    periods. The Example also assumes that your
    investment has a 5% return each year and that
    the Fund's operating expenses remain the same.
    Although your actual costs may be higher or
    lower, based on these assumptions your costs
    would be:
    1 YEAR ....................................$40
    3 YEARS...................................$125
    5 YEARS...................................$219
    10 YEARS..................................$493

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

The Manager
---------------------

The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 1999, the Manager had approximately $21.7 billion of assets under management, including approximately $8.4 billion under active management and $13.3 billion as named fiduciary or financial adviser. Of the total, approximately $15.3 billion of assets are related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

- develops the investment programs for each Fund,
- selects and changes investment advisers (subject to requisite approvals),
- allocates assets among investment advisers,
- monitors the investment advisers' investment programs and results,
- coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,
- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and
- with the exception of the International Equity and S&P 500 Index Funds, invests the portion of Fund assets that the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,
- 0.25% of the net assets of the Short-Term Bond Fund, plus
- 0.10% of the net assets of all other Funds.

In addition, the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 1999, net of reimbursements and shown as a percentage of average net assets, were as follows:

                                       MANAGEMENT
                FUND                      FEES
                ----                  ------------
Balanced............................     0.30%
Large Cap Value.....................     0.30%
Small Cap Value.....................     0.67%
Intermediate Bond...................     0.25%
International Equity................     0.36%
S&P 500 Index Fund..................     0.08%
Short-Term Bond.....................     0.25%
Money Market........................     0.10%
U.S. Government Money Market........     0.10%
Municipal Money Market..............     0.10%

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Funds, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995. Prior to her current position, Ms. Eckl held the position of Vice President-Finance and Compliance of the Manager from December 1990 through April 1995.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.

Equity 500 Index Portfolio Administrator
------------------------------------------------------------

State Street serves as the adviser, administrator, custodian and transfer agent to the Equity 500 Index Portfolio. As compensation for its services as adviser, administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the portfolio including ordinary legal and audit expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the Portfolio.

The Investment Advisers
----------------------------------------

Set forth below is a brief description of the investment advisers for each Fund. The Manager is the sole investment adviser of the Money Market Funds and the Short-Term Bond Fund. Except for these

--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

Funds and the S&P 500 Index Fund, each Fund's assets are allocated among the investment advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another investment adviser. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Trust's Board of Trustees ("Board") and the AMR Investment Services Trust Board ("AMR Trust Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation. As of December 31, 1999, Barrow had discretionary investment management authority with respect to approximately $29.1 billion of assets, including approximately $1.3 billion of assets of AMR and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Intermediate Bond and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

BRANDYWINE ASSET MANAGEMENT, INC. ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 1999, Brandywine had assets under management totaling approximately $6.6 billion, including approximately $1.1 billion of assets of AMR and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

HOTCHKIS AND WILEY, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017, is a professional investment management firm which was founded in 1980. Hotchkis and Wiley is a division of Merrill Lynch Asset Management, L.P., a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. Assets under management as of December 31, 1999 were approximately $12.6 billion, which included approximately $1.9 billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis and Wiley serves as an investment adviser to the Balanced, Large Cap Value, Small Cap Value, and International Equity Funds.

INDEPENDENCE INVESTMENT ASSOCIATES, INC. ("IIA"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services. Assets under management as of December 31, 1999, including funds managed for its parent company, were approximately $32.5 billion, which included approximately $1.2 billion of assets of AMR and its subsidiaries and affiliated entities. IIA serves as an investment adviser to the Balanced, Large Cap Value and International Equity Funds.

LAZARD ASSET MANAGEMENT ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres & Co. LLC, a registered investment adviser and member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard provides investment management services to client discretionary accounts with assets totaling approximately $74.5 billion as of December 31, 1999, including approximately $400 million of assets of AMR and its subsidiaries and affiliated entities. Lazard serves as an investment adviser to the International Equity Fund.

STATE STREET BANK AND TRUST COMPANY ("STATE STREET"), Two International Place, Boston, Massachusetts 02110, is a Massachusetts banking corporation. State Street serves as investment adviser and administrator to the Equity 500 Index Portfolio. As of December 31, 1999, State Street Global Advisors, the division responsible for managing the Portfolio, had assets under management of $672.4 billion.

TEMPLETON INVESTMENT COUNSEL, INC. ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc. As of December 31, 1999, Templeton had discretionary investment management authority with respect to approximately $24.9 billion of assets, including approximately $842 million of assets of AMR and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each investment adviser other than State Street. Including these assets lowers the investment advisory fees for each applicable Fund.

--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

Valuation of Shares
-------------------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board and the AMR Trust Board, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect the security's value. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share.

The NAV of Institutional Class shares will be determined based on a pro rata allocation of the Portfolio's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. In addition to the days the Exchange is closed, the Money Market Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. The NAV per share of the International Equity Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

ABOUT YOUR INVESTMENT
------------------------------------------------------------
Purchase and Redemption of Shares
-------------------------------------------------------

Eligibility
---------------

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:

- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);
- endowment funds and charitable foundations;
- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");
- qualified pension and profit sharing plans;
- cash and deferred arrangements under Section 401(k) of the Code;
- corporations; and
- other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Purchase Policies
--------------------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veterans Day:

                                   PURCHASE BY
             FUND                (EASTERN TIME)*:
             ----                ----------------
Municipal Money Market              11:45 a.m.
All other Funds                      4:00 p.m.

*   or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account
-------------------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 967-9009, or
- visiting the Funds' website at www.aafunds.com and downloading an account application.

Complete the application, sign it and

                                    Mail to:
                           American AAdvantage Funds
                            P.O. Box 619003, MD 5645
                           DFW Airport, TX 75261-9003

                                   or Fax to:
                        (817) 967-0768 or (817) 931-4331

--------------------------------------------------------------------------------

Prospectus                             27                  About Your Investment

Redemption Policies
------------------------------

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 658-5811. Except for the Money Market Funds, wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Funds are open for business. Proceeds from redemptions requested for the Money Market Funds by the following deadlines will generally be wired to shareholders on the same day.

                              SAME DAY WIRE
FUND                    REDEMPTION ORDER DEADLINE:
----                    --------------------------
Money Market and U.S.
  Government Money
  Market                 2:00 p.m. Eastern Time*
Municipal Money
  Market                11:45 a.m. Eastern Time*

*    or the close of the Exchange (whichever comes first)

In any event, proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

--------------------------------------------------------------------------------

About Your Investment                  28                             Prospectus

HOW TO PURCHASE SHARES
                To Make an Initial Purchase                                      To Add to an Existing Account
By Wire
If your account has been established, you may call (800)          Call (800) 658-5811 to purchase shares by wire. Send a bank
658-5811 to purchase shares by wire. Send a bank wire to          wire to State Street Bank & Trust Co. with these
State Street Bank & Trust Co. with these instructions:            instructions:
- ABA# 0110-0002-8; AC-9905-342-3
- Attn: American AAdvantage Funds-Institutional Class             - ABA# 0110-0002-8; AC-9905-342-3
- the Fund name and Fund number                                   - Attn: American AAdvantage Funds-Institutional Class
- shareholder's account number and registration                   - the Fund name and Fund number
                                                                  - shareholder's account number and registration
By Check
- Make check payable to American AAdvantage Funds                 - Include the shareholder's account number, Fund name and
- Include the Fund name, Fund number and "Institutional             Fund number on the check.
  Class" on the check                                             - Mail the check to:
- Mail the check to:
  American AAdvantage Funds                                       American AAdvantage Funds
  P.O. Box 219643                                                 P.O. Box 219643
  Kansas City, MO 64121-9643                                      Kansas City, MO 64121-9643
By Exchange
Shares of a Fund may be purchased by exchange from another American AAdvantage Fund if the shareholder has owned
Institutional Class shares of the other American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800) 658-5811 to exchange shares.

HOW TO REDEEM SHARES
                          Method                                                    Additional Information
By Telephone
Call (800) 658-5811 to request a redemption.                      Proceeds from redemptions placed by telephone will
                                                                  generally be transmitted by wire only, as instructed on the application form.
By Mail
Write a letter of instruction including:                          - Other supporting documents may be required for estates,
- the Fund name and Fund number                                   trusts, guardianships, custodians, corporations, and
- shareholder account number                                      welfare, pension and profit sharing plans. Call (800)
- shares or dollar amount to be redeemed                          658-5811 for instructions.
- authorized signature(s) of all persons required to sign         - Proceeds will only be mailed to the account address of
  for the account                                                 record or transmitted by wire to a commercial bank account designated on the account application form.
Mail to:                                                          - A signature guarantee is required for redemption orders:
                                                                  - in amounts of $100,000 or more
American AAdvantage Funds                                         - with a request to send the proceeds to an address or
P.O. Box 219643                                                     commercial bank account other than the address or
Kansas City, MO 64121-9643                                          commercial bank account designated on the account
                                                                    application, or
                                                                  - for an account whose address has changed within the last
                                                                    30 days.
By Exchange
Shares of a Fund may be redeemed in exchange for another American AAdvantage Fund -- Institutional Class if the shareholder has owned Institutional Class shares of the Fund for at least 15 days. Send a written request to the address above or call
(800) 658-5811 to exchange shares.

--------------------------------------------------------------------------------

Prospectus                             29                  About Your Investment

General Policies
------------------------

If a shareholder's account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
- modify or terminate the exchange privilege at any time,
- terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund (other than the Money Market Funds) during any three month period,
- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Distributions and Taxes
---------------------------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from certain foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month.

Distributions are paid as follows:

                                                  OTHER
                                              DISTRIBUTIONS
FUND                      DIVIDENDS PAID          PAID
----                      --------------      -------------

Balanced               Annually                  Annually
Large Cap Value        Annually                  Annually
Small Cap Value        Annually                  Annually
International Equity   Annually                  Annually
S&P 500 Index          April, July, October      Annually
                         and December
Intermediate Bond      Monthly                   Annually
Short-Term Bond        Monthly                   Annually
Money Market           Monthly                   Monthly
U.S. Government Money  Monthly                   Monthly
  Market
Municipal Money        Monthly                   Monthly
  Market

Usually, dividends received from a Fund (except the Municipal Money Market Fund) are taxable as ordinary income, regardless of whether dividends are reinvested. Distributions by a Fund of realized net short-term capital gains and gains from certain foreign currency transactions are similarly taxed. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to shareholders. In the latter event, shareholders may either deduct the taxes or use them to calculate a credit against their federal income tax.

A portion of the income dividends paid by the Balanced Fund, the Large Cap Value Fund, the Small Cap Value Fund and the S&P 500 Index Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the Fund's aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). The International Equity Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends received by that Fund are expected to be paid by U.S. corporations.

The Municipal Money Market Fund designates most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for the AMT. Some states exempt from income tax the interest on their own obligations and

--------------------------------------------------------------------------------

About Your Investment                  30                             Prospectus
on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

Shareholders may realize a taxable gain or loss when selling or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term gain, depending on how long the sold or exchanged shares were held.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

ADDITIONAL INFORMATION
----------------------
Distribution of Trust Shares
----------------------------

The Trust does not incur any direct distribution expenses related to Institutional Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Trust begins to incur distribution expenses for the Funds, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time.

Master-Feeder Structure
-----------------------

This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                               [Structure Chart]

Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the S&P 500 Index Fund, each Fund's highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PricewaterhouseCoopers LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

                                                                          BALANCED FUND-INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                              1999(A)     1998(A)     1997(A)     1996(A B)    1995(A C)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         --------    --------    --------    ---------    ---------
Net asset value, beginning of period........................  $  14.56    $  16.18    $  15.14    $  13.95     $  12.36
Income from investment operations
  Net investment income.....................................      0.50(E)     0.51(E)     0.63(E)     0.59(E)      0.54
  Net gains (losses) on securities (realized and
    unrealized).............................................     (0.39)(E)     0.76(E)     2.16(E)     1.61(E)     1.71
                                                                          --------    --------    --------     --------
Total from investment operations............................      0.11        1.27        2.79        2.20         2.25
                                                                          --------    --------    --------     --------
Less distributions:
  Dividends from net investment income......................     (0.49)      (0.63)      (0.59)      (0.57)       (0.52)
  Distributions from net realized gains on securities.......     (1.17)      (2.26)      (1.16)      (0.44)       (0.14)
                                                                          --------    --------    --------     --------
Total distributions.........................................     (1.66)      (2.89)      (1.75)      (1.01)       (0.66)
                                                                          --------    --------    --------     --------
Net asset value, end of period..............................  $  13.01    $  14.56    $  16.18    $  15.14     $  13.95
                                                              ========    ========    ========    ========     ========
Total return................................................      0.53%       9.04%      20.04%      16.46%      19.39%
                                                              ========    ========    ========    ========     ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $139,519    $145,591    $148,176    $298,009     $249,913
  Ratios to average net assets
    Expenses................................................      0.59%(E)     0.59%(E)     0.60%(E)     0.62%(E)    0.63%
    Net investment income...................................      3.55%(E)     3.54%(E)     3.88%(E)     4.00%(E)    4.30%
Portfolio turnover rate(D)..................................        90%         87%        105%         76%         73%

(A)Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B)Brandywine Asset Management, Inc. replaced Capital Guardian Trust Company as an investment adviser to the Fund as of April 1, 1996.

(C)GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund on January 1, 1995.

(D)On November 1, 1995 the Balanced Fund began investing all of its investable assets in its corresponding Portfolio. Portfolio turnover rate since November 1, 1995 is that of the Portfolio.

(E)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.

--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

                                                                      LARGE CAP VALUE FUND-INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                              1999(A E)    1998(A)     1997(A)     1996(A B)    1995(A)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ---------    --------    --------    ---------    -------
Net asset value, beginning of period........................   $ 20.93     $  21.63    $  18.50     $ 15.91     $ 14.19
Income from investment operations
  Net investment income.....................................      0.38(D)      0.40(D)     0.42(D)     0.42(D)     0.41
  Net gains on securities (realized and unrealized).........      0.04(D)      0.89(D)     4.43(D)     3.15(D)     2.28
                                                               -------     --------    --------     -------     -------
Total from investment operations............................      0.42         1.29        4.85        3.57        2.69
                                                               -------     --------    --------     -------     -------
Less distributions:
  Dividends from net investment income......................     (0.40)       (0.41)      (0.41)      (0.41)      (0.43)
  Distributions from net realized gains on securities.......     (2.26)       (1.58)      (1.31)      (0.57)      (0.54)
                                                               -------     --------    --------     -------     -------
Total distributions.........................................     (2.66)       (1.99)      (1.72)      (0.98)      (0.97)
                                                               -------     --------    --------     -------     -------
Net asset value, end of period..............................   $ 18.69     $  20.93    $  21.63     $ 18.50     $ 15.91
                                                               =======     ========    ========     =======     =======
Total return................................................      1.72%        6.28%      28.05%      23.37%      20.69%
                                                               =======     ========    ========     =======     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................   $45,039     $216,548    $200,887     $81,183     $71,608
  Ratios to average net assets
    Expenses................................................      0.59%(D)     0.57%(D)     0.61%(D)     0.62%(D)    0.62%
    Net investment income...................................      1.94%(D)     1.86%(D)     2.10%(D)     2.55%(D)    2.84%
Portfolio turnover rate(C)..................................        33%          40%         35%         40%         26%

(A)Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.
(B)Brandywine Asset Management, Inc. replaced Capital Guardian Trust Company as an investment adviser to the Fund as of April 1, 1996.
(C)On November 1, 1995 the Large Cap Value Fund began investing all of its investable assets in its corresponding Portfolio. Portfolio turnover rate since November 1, 1995 is that of the Portfolio.
(D)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio.
(E)Prior to March 1, 1999, the Large Cap Value Fund-Institutional Class was known as the Growth and Income Fund-Institutional Class.

                                                                   SMALL CAP
                                                                  VALUE FUND-
                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                               DECEMBER 31, 1998
                                                                      TO
                                                               OCTOBER 31, 1999
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -------------------
Net asset value, beginning of period........................         $10.00
                                                                     ------
Income from investment operations:
  Net investment income(A)..................................           0.07
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................          (1.00)
                                                                     ------
Total from investment operations............................          (0.93)
                                                                     ------
Less distributions:
  Dividends from net investment income......................             --
  Distributions from net realized gains on securities.......             --
                                                                     ------
Total distributions.........................................             --
                                                                     ------
Net asset value, end of period..............................         $ 9.07
                                                                     ======
Total return (not annualized)...............................          (9.30)%
                                                                     ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................         $2,117
  Ratios to average net assets (annualized)(A):
    Expenses................................................           0.96%
    Net investment income...................................           0.84%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................           1.23%
    Portfolio turnover rate(B)..............................             31%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.
(B)The American AAdvantage Small Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                                                   INTERNATIONAL EQUITY FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                              1999(A B)    1998(A)     1997(A)     1996(A)    1995(A)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ---------    --------    --------    -------    -------
Net asset value, beginning of period........................  $  16.93     $  17.08    $  15.01    $ 13.29    $ 12.87
Income from investment operations
  Net investment income.....................................      0.35(D)      0.33(D)     0.34(D)    0.28(D)    0.27
  Net gains on securities (realized and unrealized).........      2.92(D)      0.34(D)     2.44(D)    1.95(D)    0.68
                                                              --------     --------    --------    -------    -------
Total from investment operations............................      3.27         0.67        2.78       2.23       0.95
                                                              --------     --------    --------    -------    -------
Less distributions:
  Dividends from net investment income......................     (0.35)       (0.34)      (0.30)     (0.27)     (0.21)
  Distributions from net realized gains on securities.......     (0.49)       (0.48)      (0.41)     (0.24)     (0.32)
                                                              --------     --------    --------    -------    -------
Total distributions.........................................     (0.84)       (0.82)      (0.71)     (0.51)     (0.53)
                                                              --------     --------    --------    -------    -------
Net asset value, end of period..............................  $  19.36     $  16.93    $  17.08    $ 15.01    $ 13.29
                                                              ========     ========    ========    =======    =======
Total return................................................     19.98%        4.19%      19.08%     17.27%      7.90%
                                                              ========     ========    ========    =======    =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $601,923     $408,581    $231,793    $62,992    $25,757
  Ratios to average net assets
    Expenses................................................      0.64%(D)     0.80%(D)     0.83%(D)    0.85%(D)    0.85%
    Net investment income...................................      2.00%(D)     2.05%(D)     2.35%(D)    2.19%(D)    2.37%
Portfolio turnover rate(c)..................................        63%          24%         15%        19%        21%

(A)Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B)On March 1, 1999, Morgan Stanley Assets Management, Inc. was replaced as an investment advisor to the International Equity Fund by Lazard Asset Management and Independence Investment Associates.

(C)On November 1, 1995 the International Equity Fund began investing all of its investable assets in its corresponding Portfolio. Portfolio turnover rate since November 1, 1995 is that of the Portfolio.

(D)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

                                                                          S&P 500
                                                                        INDEX FUND-
                                                                  INSTITUTIONAL CLASS(A)
                                                              -------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                1999        1998      1997(B)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         --------    --------    -------
Net asset value, beginning of period........................  $  16.78    $  13.16    $10.00
Income from investment operations
  Net investment income(C)..................................      0.19        0.16      0.14
  Net gains on securities (realized and unrealized)(C)......      3.27        3.62      3.16
                                                              --------    --------    ------
Total from investment operations............................      3.46        3.78      3.30
                                                              --------    --------    ------
Less distributions:
  Dividends from net investment income......................     (0.19)      (0.16)    (0.14)
                                                              --------    --------    ------
Total distributions.........................................     (0.19)      (0.16)    (0.14)
                                                              --------    --------    ------
Net asset value, end of period..............................  $  20.05    $  16.78    $13.16
                                                              ========    ========    ======
Total return................................................     20.70%      28.87%    33.09%
                                                              ========    ========    ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $568,645    $100.870    $7,862
  Ratios to average net assets (annualized)(C)
    Net investment income...................................      1.28%       1.41%     1.61%
    Expenses................................................      0.17%       0.20%     0.20%
    Decrease reflected in above expense ratio due to
     absorption of expenses by Bankers Trust and the
     Manager................................................        --        0.06%     0.43%
Portfolio turnover rate(D)..................................        13%          4%       19%

(A)Prior to March 1, 2000, the S&P 500 Index Fund -- Institutional Class invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company.

(B)The S&P 500 Index Fund commenced active operations on December 31, 1996 and on March 1, 1998, existing shares were designated Institutional Class shares.

(C)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio.

(D)Portfolio turnover rate is that of the BT Equity 500 Index Portfolio.

--------------------------------------------------------------------------------

Additional Information                 34                             Prospectus

                                                                      INTERMEDIATE BOND FUND-
                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                   YEAR ENDED
                                                                  OCTOBER 31,         SEPTEMBER 15 TO
                                                              --------------------      OCTOBER 31,
                                                                1999        1998            1997
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         --------    --------    ----------------
Net asset value, beginning of period........................  $  10.50    $  10.17        $  10.00
Income from investment operations
  Net investment income(A)..................................      0.56        0.59            0.07
  Net gains (losses) on securities (realized and
    unrealized)(A)..........................................     (0.63)       0.34            0.17
                                                              --------    --------        --------
Total from investment operations............................     (0.07)       0.93            0.24
                                                              --------    --------        --------
Less distributions:
  Dividends from net investment income......................     (0.56)      (0.59)          (0.07)
  Distributions from net realized gains on securities.......     (0.29)      (0.01)             --
                                                              --------    --------        --------
Total distributions.........................................     (0.85)      (0.60)          (0.07)
                                                              --------    --------        --------
Net asset value, end of period..............................  $   9.58    $  10.50        $  10.17
                                                              ========    ========        ========
Total return (not annualized)...............................     (0.83)%      9.37%           2.41%
                                                              ========    ========        ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $205,218    $178,840        $216,249
  Ratios to average net assets (annualized)(A)
  Expenses..................................................      0.55%       0.57%           0.59%
    Net investment income...................................      5.62%       5.74%           5.63%
Portfolio turnover rate(B)..................................       123%        181%             47%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

(B)The American AAdvantage Intermediate Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

                                                                    SHORT-TERM BOND FUND-INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                               1999     1998(A)      1997        1996        1995
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ------    -------    --------    --------    --------
Net asset value, beginning of period........................  $ 9.63    $  9.63    $   9.68    $   9.82    $   9.67
Income from investment operations
  Net investment income.....................................    0.53(C)    0.62(C)     0.64(C)     0.62(C)     0.62
  Net gains (losses) on securities (realized and
    unrealized).............................................   (0.29)(C)      --(C)    (0.05)(C)    (0.14)(C)     0.15
                                                              ------    -------    --------    --------    --------
Total from investment operations............................    0.24       0.62        0.59        0.48        0.77
                                                              ------    -------    --------    --------    --------
Less distributions:
  Dividends from net investment income......................   (0.57)     (0.62)      (0.64)      (0.62)      (0.62)
  Distributions from net realized gains on securities.......      --         --          --          --          --
                                                              ------    -------    --------    --------    --------
Total distributions.........................................   (0.57)     (0.62)      (0.64)      (0.62)      (0.62)
                                                              ------    -------    --------    --------    --------
Net asset value, end of period..............................  $ 9.30    $  9.63    $   9.63    $   9.68    $   9.82
                                                              ======    =======    ========    ========    ========
Total return................................................    2.56%      6.60%       6.29%       5.10%       8.18%
                                                              ======    =======    ========    ========    ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $5,034    $18,453    $ 22,947    $108,929    $137,293
  Ratios to average net assets
    Expenses................................................    0.62%(C)    0.65%(C)     0.57%(C)     0.60%(C)     0.60%
    Net investment income...................................    5.92%(C)    6.43%(C)     6.67%(C)     6.41%(C)     6.36%
Portfolio turnover rate(B)..................................     115%        74%        282%        304%        183%

(A)Prior to March 1, 1998, the Short-Term Bond Fund-Institutional Class was known as the Limited-Term Income Fund-Institutional Class.

(B)On November 1, 1995 the Short-Term Bond Fund began investing all of its investable assets in the Short-Term Bond Portfolio. Portfolio turnover rate since November 1, 1995 is that of the Portfolio.

(C)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.

--------------------------------------------------------------------------------

Prospectus                             35                 Additional Information

                                                                   MONEY MARKET FUND-INSTITUTIONAL CLASS
                                        -------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED OCTOBER 31,
                                        TWO MONTHS ENDED     ----------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE  DECEMBER 31, 1999       1999           1998           1997           1996           1995
PERIOD:                                 -----------------    ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of
 period...............................     $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ----------        ----------     ----------     ----------     ----------     ----------
   Net investment income..............           0.01(A)           0.05(A)        0.06(A)        0.06(A)        0.05(A)        0.06
   Less dividends from net investment
     income...........................          (0.01)            (0.05)         (0.06)         (0.06)         (0.05)         (0.06)
                                           ----------        ----------     ----------     ----------     ----------     ----------
Net asset value, end of period........     $     1.00        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                           ==========        ==========     ==========     ==========     ==========     ==========
Total return (not annualized).........           0.94%(B)          5.09%          5.63%          5.60%          5.57%          5.96%
                                           ==========        ==========     ==========     ==========     ==========     ==========
Ratios and supplemental data:
   Net assets, end of period (in
     thousands).......................     $1,978,123        $1,652,323     $1,241,999     $1,123,649     $1,406,939     $1,206,041
   Ratios to average net assets
     (annualized):
       Expenses.......................           0.23%(A)          0.24%(A)       0.23%(A)       0.23%(A)       0.24%(A)       0.23%
       Net investment income..........           5.65%(A)          4.99%(A)       5.49%(A)       5.46%(A)       5.41%(A)       5.79%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B)Not annualized

                                                             U.S. GOVERNMENT MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                 -----------------------------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31,
                                                 TWO MONTHS ENDED      -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE           DECEMBER 31, 1999      1999        1998       1997(B)      1996        1995
PERIOD:                                          -----------------     -------     -------     -------     -------     -------
Net asset value, beginning of period.........         $  1.00          $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                      -------          -------     -------     -------     -------     -------
    Net investment income....................            0.01(A)          0.05(A)     0.05(A)     0.05(A)     0.05(A)     0.06
    Less dividends from net investment
      income.................................           (0.01)           (0.05)      (0.05)      (0.05)      (0.05)      (0.06)
                                                      -------          -------     -------     -------     -------     -------
Net asset value, end of period...............         $  1.00          $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                      =======          =======     =======     =======     =======     =======
Total return (not annualized)................            0.94%(C)         4.94%       5.47%       5.36%       5.29%       5.67%
                                                      =======          =======     =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands).............................         $37,385          $32,427     $39,004     $29,946     $25,595     $47,184
    Ratios to average net assets
      (annualized):
        Expenses.............................            0.18%(A)         0.19%(A)    0.30%(A)    0.27%(A)    0.32%(A)    0.32%
        Net investment income................            5.60%(A)         4.83%(A)    5.34%(A)    5.24%(A)    5.16%(A)    5.49%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B)Prior to March 1, 1997, the U.S. Government Money Market Fund-Institutional Class was known as the U.S. Treasury Money Market Fund-Institutional Class and operated under different investment policies.

(C)Not annualized

                                                                MUNICIPAL MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                 -----------------------------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31,
                                                 TWO MONTHS ENDED      -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE           DECEMBER 31, 1999      1999        1998        1997        1996        1995
PERIOD:                                          -----------------     -------     -------     -------     -------     -------
Net asset value, beginning of period.........         $ 1.00           $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                      ------           -------     -------     -------     -------     -------
    Net investment income....................           0.01(A)()         0.03(A)     0.03(A)     0.04(A)     0.04(A)     0.04
    Less dividends from net investment
      income.................................          (0.01)            (0.03)      (0.03)      (0.04)      (0.04)      (0.04)
                                                      ------           -------     -------     -------     -------     -------
Net asset value, end of period...............         $ 1.00           $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                      ======           =======     =======     =======     =======     =======
Total return (not annualized)................           0.58%(B)          2.92%       3.46%       3.52%       3.59%       3.75%
                                                      ======           =======     =======     =======     =======     =======
Ratios and supplemental data:
    Net assets, end of period (in
      thousands).............................         $  750           $   745     $   847     $   369     $     6     $     7
    Ratios to average net assets
      (annualized):
        Expenses.............................           0.35%(A)          0.39%(A)    0.33%(A)    0.31%(A)    0.27%(A)    0.35%
        Net investment income................           3.49%(A)          2.91%(A)    3.35%(A)    3.49%(A)    3.49%(A)    3.70%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................             --                --          --        0.01%       0.06%       0.20%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B)
  Not annualized

--------------------------------------------------------------------------------

Additional Information                 36                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling (800) 658-5811.

ANNUAL REPORT/SEMI-ANNUAL REPORT

The Funds' Annual and Semi-Annual Reports list each Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Funds or to request a copy of the documents listed above:

      [PHONE]                  [MAILBOX]                           [KEYBOARD]                               [MOUSE]

   By Telephone:               By Mail:                            By E-mail:
Call (800) 388-3344   American AAdvantage Funds        american_aadvantagefunds@amrcorp.com             On the Internet:
                       P.O. Box 619003, MD5645                                                Visit our website at www.aafunds.com
                      DFW Airport, TX 75261-9003                                              Visit the SEC website at www.sec.gov

Copies of these documents may also be obtained from the SEC Public Reference Room by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009. The Public Reference Room can be reached at (202) 942-8090.

FUND SERVICE PROVIDERS:



CUSTODIAN                  TRANSFER AGENT             INDEPENDENT AUDITORS      DISTRIBUTOR
STATE STREET BANK          NATIONAL FINANCIAL         ERNST & YOUNG LLP         SWS FINANCIAL SERVICES
  AND TRUST                 DATA SERVICES             Dallas, Texas             Dallas, Texas
Boston, Massachusetts      Kansas City, Missouri

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                            SEC File Number 811-4984

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Balanced Fund, American AAdvantage Large Cap Value Fund, American AAdvantage International Equity Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund, American AAdvantage Small Cap Value Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, and American AAdvantage U.S. Government Money Market Fund are service marks of AMR Investment Services, Inc. Russell 2000 is a registered service mark of the Frank Russell Company.

                                PLANAHEAD CLASS


                                   [AMR LOGO]


                                   PROSPECTUS
                                 MARCH 1, 2000


                        [AMERICAN AADVANTAGE FUNDS LOGO]

EQUITY FUNDS

O    BALANCED FUND

O    LARGE CAP VALUE FUND

O    SMALL CAP VALUE FUND

O    INTERNATIONAL EQUITY FUND

O    S&P 500 INDEX FUND


BOND FUNDS

O    INTERMEDIATE BOND FUND

O    SHORT-TERM BOND FUND


MONEY MARKET FUNDS

O    MONEY MARKET FUND

O    U.S. GOVERNMENT MONEY MARKET FUND

O    MUNICIPAL MONEY MARKET FUND




The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of these Funds. To state otherwise is a criminal offense.

                  [AMERICAN AADVANTAGE FUNDS P.A. CLASS LOGO]

TABLE OF CONTENTS

About the Funds
Overview........................................    2
Balanced Fund...................................    3
Large Cap Value Fund............................    6
Small Cap Value Fund............................    8
International Equity Fund.......................   10
S&P 500 Index Fund..............................   12
Intermediate Bond Fund..........................   15
Short-Term Bond Fund............................   18
Money Market Fund...............................   21
U.S. Government Money Market Fund...............   23
Municipal Money Market Fund.....................   25
The Manager.....................................   27
Equity 500 Index Portfolio Administrator........   27
The Investment Advisers.........................   27
Valuation of Shares.............................   29
About Your Investment
Purchase and Redemption of Shares...............   29
Distributions and Taxes.........................   32
Additional Information
Distribution of Trust Shares....................   33
Master-Feeder Structure.........................   33
Financial Highlights............................   33
Additional Information.....................Back Cover

ABOUT THE FUNDS
------------------------------------------------------------

OVERVIEW

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The Funds operate under a master-feeder structure. This means that each Fund, except for the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio ("Equity 500 Index Portfolio"), which is a separate investment company with an identical investment objective, managed by State Street Bank and Trust Company ("State Street"), through its State Street Global Advisors division. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure".

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

BALANCED FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

This Fund typically invests between 50% and 65% of its total assets in equity securities and between 35% and 50% of its total assets in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities; U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the investment advisers generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
- Evaluate credit quality of the securities.
- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the ex-

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
BALANCED FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

tent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- need to fund a long-term objective, such as a child's college education or a comfortable retirement
- seek a convenient way to invest in value-oriented stocks and investment grade bonds in a single, professionally managed portfolio
- desire long-term performance from an investment style that may help to minimize volatility and downside risk
- require investment income
- want to take advantage of the investment expertise of value-oriented investment advisers

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices and the Lipper Balanced Index, a composite of mutual funds with the same investment objective as the Fund. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus began offering its shares on July 17, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................    0.29%
91..........................................................   21.22%
92..........................................................    8.97%
93..........................................................   14.46%
94..........................................................   -1.92%
95..........................................................   28.32%
96..........................................................   13.67%
97..........................................................   19.45%
98..........................................................    8.00%
99..........................................................   -4.01%

Highest Quarterly Return:               9.90%
(1/1/90 through 12/31/99)         (2nd Quarter 1997)
Lowest Quarterly Return:                -7.83%
(1/1/90 through 12/31/99)         (3rd Quarter 1999)

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
BALANCED FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------
                                     AS OF 12/31/99
                              -----------------------------
                              1 YEAR    5 YEARS    10 YEARS
                              ------    -------    --------
BALANCED FUND                 -4.01%    12.55%      10.39%
S&P/Barra Value Index(1)      12.72%    22.94%      15.36%
S&P 500 Index(2)              20.99%    28.56%      18.21%
Lehman Bros. Intermediate
  Gov./Corp. Index(3)          0.39%     7.09%       7.26%
Lipper Balanced Index          9.00%    16.33%      12.26%

(1) The S&P/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.
(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.
(3) The Lehman Brothers Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.60
                                                      -----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.90%
                                                      =====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR....................................     $92
3 YEARS...................................    $287
5 YEARS...................................    $498
10 YEARS..................................  $1,108

Investment Advisers
----------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Asset Management, Inc.

Hotchkis and Wiley

Independence Investment Associates, Inc.

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation and current income.

Principal Strategies
------------------------------

Ordinarily, at least 65% of the total assets of this Fund are invested in equity securities of U.S. companies with market capitalizations of $5 billion or more at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- need to fund a long-term objective, such as a child's college education or a comfortable retirement
- seek a U.S. stock mutual fund that invests in fundamentally strong companies
- require total returns including income
- want to take advantage of the expertise of value-oriented investment advisers

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the S&P/Barra Value Index, a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index; the S&P 500 Index, a widely recognized unmanaged index of common stocks publicly traded in the U.S.; and the Lipper Multi-Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus began offering its shares on July 17, 1987. In the chart and table below, performance results before August 1, 1994

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE
LARGE CAP VALUE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................   -5.97%
91..........................................................   26.00%
92..........................................................   11.90%
93..........................................................   15.74%
94..........................................................   -1.26%
95..........................................................   33.69%
96..........................................................   20.74%
97..........................................................   26.08%
98..........................................................    5.88%
99..........................................................   -4.99%

Highest Quarterly Return:              13.98%
  (1/1/90 through 12/31/99)      (2nd Quarter 1997)
Lowest Quarterly Return:               -14.11%
  (1/1/90 through 12/31/99)      (3rd Quarter 1998)

                               AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------
                                     AS OF 12/31/99
                              -----------------------------
                              1 YEAR    5 YEARS    10 YEARS
                              ------    -------    --------
LARGE CAP VALUE FUND          -4.99%    15.41%      11.99%
S&P/Barra Value Index         12.72%    22.94%      15.36%
S&P 500 Index                 20.99%    28.56%      18.21%
Lipper Multi-Cap Value
  Index(1)                     5.94%    17.82%      13.03%

(1) On September 1, 1999, Lipper reclassified the Fund from the Lipper Growth and Income Index to the Lipper Multi-Cap Value Index.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.30%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.60
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.90%
                                                      ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $92
3 YEARS.................................    $287
5 YEARS.................................    $498
10 YEARS................................  $1,108

Investment Advisers
----------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Asset Management, Inc.

Hotchkis and Wiley

Independence Investment Associates, Inc.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation and current income.

Principal Strategies
------------------------------

Ordinarily at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $1 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- need to fund a long-term objective, such as a child's education or a comfortable retirement
- seek a U.S. stock mutual fund that invests in small, less well-known companies
- want to take advantage of the expertise of value-oriented investment advisers
- are willing to accept the increased risks of small stock investing

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed during the past year. The table shows how the Fund's performance compares to the Russell 2000(R) Value Index, an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values, and the Lipper Small Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The PlanAhead Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower ex-

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
SMALL CAP VALUE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

penses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/99

99..........................................................  -5.01%

Highest Quarterly Return:         19.78%
  (1/1/99 through
    12/31/99)               (2nd Quarter 1999)
Lowest Quarterly Return:         -11.38%
  (1/1/99 through
    12/31/99)               (3rd Quarter 1999)

                               AVERAGE ANNUAL TOTAL RETURN
                               ---------------------------
                                     AS OF 12/31/99
                               ---------------------------
                                         1 YEAR
                               ---------------------------
SMALL CAP VALUE FUND                     -5.01%
Russell 2000 Value Index                 -1.49%
Lipper Small Cap Value Index              1.31%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.67%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.79
                                                      ----
Total Annual Fund Operating Expenses                  1.46%
                                                      ====
Fee Waiver and/or Expense Reimbursement               0.18(2)
NET EXPENSES                                          1.28%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 1.28%.

Example
--------------------------------------------------------
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in
other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those
periods. The Example also assumes that your investment
has a 5% return each year and that the Fund's operating
expenses remain the same. Because the Manager's expense
reimbursement is only guaranteed through October 31,
2000, net expenses are used to calculate costs in year
one, and total fund expenses are used to calculate costs
in years two through ten. Although your actual costs may
be higher or lower, based on these assumptions your
costs would be:
1 YEAR .............................................$130
3 YEARS.............................................$444
5 YEARS.............................................$780
10 YEARS..........................................$1,731

Investment Advisers
----------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Brandywine Asset Management, Inc.

Hotchkis and Wiley

--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation.

Principal Strategies
------------------------------

Under normal circumstances, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States.

The current countries in which the Fund may invest are:

Australia  France     Mexico       South Korea
Austria    Germany    Netherlands  Spain
Belgium    Hong Kong  New Zealand  Sweden
Canada     Ireland    Norway       Switzerland
Denmark    Italy      Portugal     United Kingdom
Finland    Japan      Singapore

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

The investment advisers may also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock market it invests in, which will vary from day to day in response to the activities of individual companies and general market and economic conditions of that country.

FOREIGN INVESTING
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations; (2) political and financial instability; (3) less liquidity and greater volatility of foreign investments; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies; (6) increased price volatility; (7) delays in transaction settlement in some foreign markets; and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Investor Profile
-----------------------

This Fund may be appropriate for investors who:

- need to fund a long-term objective that requires growth of capital, such as a child's college education or a comfortable retirement

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE
INTERNATIONAL EQUITY FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

- seek to complement U.S. stock holdings with an international stock mutual fund that invests in large, well-capitalized foreign companies
- want to take advantage of the expertise of leading international equity investment advisers
- are willing to accept the increased risks of international investing, including currency and exchange rate risks, accounting differences and political risks
Historical Performance
-----------------------------------
The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Morgan Stanley Europe Australasia Far East ("EAFE") Index, a widely recognized unmanaged index of international stock investment performance, and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus began offering its shares on August 7, 1991. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  -11.03%
93..........................................................   42.33%
94..........................................................    0.76%
95..........................................................   17.20%
96..........................................................   19.33%
97..........................................................    9.26%
98..........................................................   11.52%
99..........................................................   26.52%

Highest Quarterly Return:             15.15%
  (1/1/92 through 12/31/99)     (4th Quarter 1998)
Lowest Quarterly Return:             -15.69%
  (1/1/92 through 12/31/99)     (3rd Quarter 1998)

                              AVERAGE ANNUAL TOTAL RETURN
                             ------------------------------
                                     AS OF 12/31/99
                             ------------------------------
                                                    SINCE
                                                  INCEPTION
                             1 YEAR    5 YEARS    (8/7/91)
                             ------    -------    ---------
INTERNAT'L. EQUITY FUND      26.52%    16.61%      13.10%
EAFE Index                   26.96%    12.83%      11.01%
Lipper International Index   37.83%    15.96%      13.37%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you pay if you buy and hold shares of the International Equity Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.36%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.65(2)
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.01%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.
(2)   Other Expenses reflects current fees.

Example
--------------------------------------------------------
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in
other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those
periods. The Example also assumes that your investment
has a 5% return each year and that the Fund's operating
expenses remain the same. Although your actual costs may
be higher or lower, based on these assumptions your
costs would be:
    1 YEAR .....................................$103
    3 YEARS.....................................$322
    5 YEARS.....................................$558
    10 YEARS..................................$1,236

Investment Advisers
----------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Hotchkis and Wiley

Independence Investment Associates, Inc.

Lazard Asset Management

Templeton Investment Counsel, Inc.

--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE

S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
------------------------------

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. State Street, through its State Street Global Advisors division, seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by State Street to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Risk Factors
-------------------

MARKET RISK
Stock values could decline generally or could underperform other investments. In addition, returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

ADDITIONAL RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE
S&P 500 INDEX FUND -- (CONTINUED)
--------------------------------------------------------------------------------

shares of the Fund, they could be worth less than what you paid for them.

Investor Profile
-----------------------

This Fund may be appropriate for investors who:

- need to fund a long-term objective, such as a child's college education or a comfortable retirement
- seek a stock mutual fund that reflects the performance of publicly traded U.S. stocks in general
- want to take advantage of a "passive," indexing investment approach

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the S&P 500 Index, a widely recognized unmanaged index of common stocks publicly traded in the United States, and the Lipper S&P 500 Index, a composite of funds with the same investment objective as the Fund. The PlanAhead Class of the Fund began offering its shares on March 1, 1998. However, another class of shares of the Fund not offered in this prospectus began offering its shares on January 1, 1997. In the chart and table below, performance results before March 1, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................  33.09%
98..........................................................  28.58%
99..........................................................  20.24%

Highest Quarterly Return:               21.15%
  (1/1/97 through 12/31/99)       (4th Quarter 1998)
Lowest Quarterly Return:                -9.78%
  (1/1/97 through 12/31/99)       (3rd Quarter 1998)

                                       AVERAGE ANNUAL
                                        TOTAL RETURN
                                  -------------------------
                                       AS OF 12/31/99
                                  -------------------------
                                            SINCE INCEPTION
                                  1 YEAR      (12/31/96)
                                  ------    ---------------
S&P 500 INDEX FUND                20.24%        27.19%
S&P 500 Index                     20.99%        27.56%
Lipper S&P 500 Index              20.62%        27.24%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                     0.045%(2)
Distribution (12b-1) Fees                            0.00
Other Expenses                                      0.625
                                                    -----
Total Annual Fund Operating Expenses                 0.67%
                                                    =====
Fee Waiver and/or Expense Reimbursement              0.12%(3)
NET EXPENSES                                         0.55%

(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2)   Management Fees reflects current fees.

(3) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 0.55%.

--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE
S&P 500 INDEX FUND -- (CONTINUED)
--------------------------------------------------------------------------------

Example
--------------------------------------------------------
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in
other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those
periods. The Example also assumes that your investment
has a 5% return each year and that the Fund's operating
expenses remain the same. Because the Manager's expense
reimbursement is only guaranteed through October 31,
2000, net expenses are used to calculate costs in year
one, and total fund expenses are used to calculate costs
in years two through ten. Although your actual costs may
be higher or lower, based on these assumptions your
costs would be:
    1 YEAR ......................................$56
    3 YEARS.....................................$202
    5 YEARS.....................................$361
    10 YEARS....................................$823

Investment Adviser
-----------------------------

State Street Bank and Trust Company

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN AADVANTAGE

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The other investment adviser to the Fund uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
- Evaluate credit quality of the securities.
- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN AADVANTAGE
INTERMEDIATE BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Investor Profile
-----------------------

This Fund may be appropriate for investors who:

- seek regular monthly income for retirement or other current expenses
- want the relative stability of investment grade bonds
- can benefit from a diversified portfolio of fixed income securities
- wish to complement their equity holdings

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed during the past two years. The table shows how the Fund's performance compares to the Lehman Brothers Intermediate Gov./Corp. and Aggregate Indexes, two broad-based market indices, and the Lipper Intermediate Investment Grade Debt Average and Index, composites of mutual funds with the same investment objective as the Fund. The PlanAhead Class of the Fund began offering its shares on March 2, 1998. However, another class of shares of the Fund not offered in this prospectus began offering its shares on September 15, 1997. In the chart and table below, performance results before March 2, 1998 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR


98..........................................................    8.32%
99..........................................................   -2.39%

Highest Quarterly Return:            4.53%
  (1/1/98 through 12/31/99)    (3rd Quarter 1998)
Lowest Quarterly Return:             -1.41%
  (1/1/98 through 12/31/99)    (2nd Quarter 1999)

                                          AVERAGE ANNUAL
                                           TOTAL RETURN
                                        ------------------
                                          AS OF 12/31/99
                                        ------------------
                                                   SINCE
                                                 INCEPTION
                                        1 YEAR   (9/15/97)
                                        ------   ---------
INTERMEDIATE BOND FUND                  -2.39%    4.34%
Lehman Bros. Aggregate Index(2)         -0.83%   5.21%(1)
Lehman Bros. Intermediate Gov./Corp.
  Index(3)                              0.39 %   5.16%(1)
Lipper Intermediate Investment Grade
  Debt Index(4)                         -1.00%   4.40%(1)
Lipper Intermediate Investment Grade
  Debt Average                          -1.31%   4.16%(1)

(1)   The since inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. As of March 1, 2000, this Index has replaced the Lehman Bros. Intermediate Gov./Corp. Index as the Fund's market index, because it better reflects the principal strategies of the Fund.

(3) The Lehman Bros. Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and ten years.

(4) As of March 1, 2000, the Fund's investment advisers have designated this Index of 30 funds as the Fund's performance benchmark, replacing the Lipper Intermediate Investment Grade Debt Average.

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN AADVANTAGE
INTERMEDIATE BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.60
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.85%
                                                      ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
--------------------------------------------------------
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in
other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those
periods. The Example also assumes that your investment
has a 5% return each year and that the Fund's operating
expenses remain the same. Although your actual costs may
be higher or lower, based on these assumptions your
costs would be:
    1 YEAR ......................................$87
    3 YEARS.....................................$271
    5 YEARS.....................................$471
    10 YEARS..................................$1,049

Investment Advisers
----------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

AMR Investment Services, Inc.

Barrow, Hanley, Mewhinney & Strauss, Inc.

--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN AADVANTAGE

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN AADVANTAGE
SHORT-TERM BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Investor Profile
-----------------------

This Fund may be appropriate for investors who:

- seek regular monthly income for retirement or other current expenses
- want the relative stability of investment grade bonds
- can benefit from a diversified portfolio of fixed income securities
- wish to complement their equity holdings

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lehman Brothers Intermediate Gov./Corp. and Merrill Lynch 1-3 Year Gov./Corp. Indexes, two broad-based market indices, and the Linked Lipper Investment Grade Debt Averages, a composite of funds with the same investment objective as the Fund. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus began offering its shares on December 3, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................   8.47%
91..........................................................  12.97%
92..........................................................   5.19%
93..........................................................   6.50%
94..........................................................   1.04%
95..........................................................   9.65%
96..........................................................   3.50%
97..........................................................   6.45%
98..........................................................   5.19%
99..........................................................   2.56%

Highest Quarterly Return:             4.66%
  (1/1/90 through 12/31/99)     (4th Quarter 1991)
Lowest Quarterly Return:              -0.59%
  (1/1/90 through 12/31/99)     (1st Quarter 1996)

                               AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------
                                     AS OF 12/31/99
                              -----------------------------
                              1 YEAR    5 YEARS    10 YEARS
                              ------    -------    --------
SHORT-TERM BOND FUND          2.56%      5.44%      6.10%
Merrill Lynch 1-3 Yr. Gov./
  Corp. Index(1)              3.25%      6.59%      6.68%
Lehman Bros. Intermediate
  Gov./Corp. Index(2)         0.39%      7.09%      7.26%
Linked Lipper Investment
  Grade Debt Averages(3)      2.79%      5.74%      6.00%

(1) The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. As of March 1, 2000, the Manager replaced the Lehman Bros. Intermediate Gov./Corp. Index with this Index, because it better reflects the duration of the Fund.

(2) The Lehman Bros. Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and ten years.

(3) The Linked Lipper Investment Grade Debt Averages includes the Lipper Short-Term Investment Grade Debt Average prior to 1/1/96, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term Investment Grade Debt Average since 8/1/96.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.25%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.68(2)
                                                      ----
Total Annual Fund Operating Expenses                  0.93%
                                                      ====
Fee Waiver and/or Expense Reimbursement               0.08%
NET EXPENSES                                          0.85%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 0.85%.

--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN AADVANTAGE
SHORT-TERM BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Example
--------------------------------------------------------
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in
other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those
periods. The Example also assumes that your investment
has a 5% return each year and that the Fund's operating
expenses remain the same. Because the Manager's expense
reimbursement is only guaranteed through October 31,
2000, net expenses are used to calculate costs in year
one, and total fund expenses are used to calculate costs
in years two through ten. Although your actual costs may
be higher or lower, based on these assumptions your
costs would be:
    1 YEAR ......................................$87
    3 YEARS.....................................$288
    5 YEARS.....................................$507
    10 YEARS..................................$1,136

Investment Adviser
--------------------------------
AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN AADVANTAGE

MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment
- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus began offering its shares on September 1, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the

--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................   8.40%
91..........................................................   6.77%
92..........................................................   4.02%
93..........................................................   3.28%
94..........................................................   4.02%
95..........................................................   5.70%
96..........................................................   5.15%
97..........................................................   5.32%
98..........................................................   5.24%
99..........................................................   4.87%

Highest Quarterly Return:                  2.06%
 (1/1/90 through 12/31/99)           (2nd Quarter 1990)
Lowest Quarterly Return:                   0.80%
 (1/1/90 through 12/31/99)        (2nd & 4th Quarter 1993,
                                     1st Quarter 1994)

      AVERAGE ANNUAL
       TOTAL RETURN
---------------------------
      AS OF 12/31/99
---------------------------
1 YEAR   5 YEARS   10 YEARS
------   -------   --------
4.87%     5.26%     5.27%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                         0.10%
Distribution (12b-1) Fees                               0.00
Other Expenses                                          0.43
                                                        ----
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.53%
                                                        ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR..................................    $54
3 YEARS.................................   $170
5 YEARS.................................   $296
10 YEARS................................   $665

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment
- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus began offering its shares on March 2, 1992. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.05%
94..........................................................    3.89%
95..........................................................    5.27%
96..........................................................    4.88%
97..........................................................    5.13%
98..........................................................    5.04%
99..........................................................    4.66%

Highest Quarterly Return:               1.32%
  (1/1/93 through 12/31/99)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.74%
  (1/1/93 through 12/31/99)       (4th Quarter 1993)

 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/99
-----------------------------
                     SINCE
                   INCEPTION
1 YEAR   5 YEARS    (3/2/92)
------   -------   ----------
4.66%     4.99%      4.45%

--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.10%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.46
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.56%
                                                      ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .....................................  $57
3 YEARS..................................... $179
5 YEARS..................................... $313
10 YEARS.................................... $701

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. All securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc., at the time of purchase,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income that is generally exempt from Federal income tax
- require a short-term vehicle for cash when making long-term investment decisions
- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus began offering its shares on November 10, 1993. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its performance was better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.52%
95..........................................................    3.47%
96..........................................................    3.18%
97..........................................................    3.26%
98..........................................................    3.08%
99..........................................................    2.74%

Highest Quarterly Return:             0.91%
  (1/1/94 through 12/31/99)     (2nd Quarter 1995)
Lowest Quarterly Return:              0.52%
  (1/1/94 through 12/31/99)     (1st Quarter 1994)

 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/99
-----------------------------
                     SINCE
                   INCEPTION
1 YEAR   5 YEARS   (11/10/93)
------   -------   ----------
2.74%     3.15%      3.02%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.55
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.65%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
----------------------------------------------------
This Example is intended to help you compare the
cost of investing in the Fund with the cost of
investing in other mutual funds. The Example assumes
that you invest $10,000 in the Fund for the time
periods indicated and then redeem all of your shares
at the end of those periods. The Example also
assumes that your investment has a 5% return each
year and that the Fund's operating expenses remain
the same. Although your actual costs may be higher
or lower, based on these assumptions your costs
would be:
1 YEAR ..........................................$66
3 YEARS.........................................$208
5 YEARS.........................................$362
10 YEARS........................................$810

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

The Manager
---------------------

The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 1999, the Manager had approximately $21.7 billion of assets under management, including approximately $8.4 billion under active management and $13.3 billion as named fiduciary or financial adviser. Of the total, approximately $15.3 billion of assets are related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

- develops the investment programs for each Fund,
- selects and changes investment advisers (subject to requisite approvals),
- allocates assets among investment advisers,
- monitors the investment advisers' investment programs and results,
- coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,
- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and
- with the exception of the International Equity and S&P 500 Index Funds, invests the portion of Fund assets which the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,
- 0.25% of the net assets of the Short-Term Bond Fund, plus
- 0.10% of the net assets of all other Funds.

In addition, the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 1999, net of reimbursements and shown as a percentage of average net assets, were as follows:

              FUND                MANAGEMENT FEES
              ----                ---------------
Balanced........................       0.30%
Large Cap Value.................       0.30%
Small Cap Value.................       0.67%
Intermediate Bond...............       0.25%
International Equity............       0.36%
S&P 500 Index...................       0.08%
Short-Term Bond.................       0.25%
Money Market....................       0.10%
U.S. Government Money Market....       0.10%
Municipal Money Market..........       0.10%

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Funds, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995. Prior to her current position, Ms. Eckl held the position of Vice President-Finance and Compliance of the Manager from December 1990 through April 1995.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.

Equity 500 Index Portfolio Administrator
------------------------------------------------------------

State Street serves as the adviser, administrator, custodian and transfer agent to the Equity 500 Index Portfolio. As compensation for its services as adviser, administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the Portfolio.

The Investment Advisers
----------------------------------------

Set forth below is a brief description of the investment advisers for each Fund. The Manager is the sole investment adviser of the Money Market Funds

--------------------------------------------------------------------------------

Prospectus                             27                        About the Funds
and the Short-Term Bond Fund. Except for these Funds and the S&P 500 Index Fund, each Fund's assets are allocated among the investment advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another investment adviser. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Trust's Board of Trustees ("Board") and the AMR Investment Services Trust Board ("AMR Trust Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC., ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation. As of December 31, 1999, Barrow had discretionary investment management authority with respect to approximately $29.1 billion of assets, including approximately $1.3 billion of assets of AMR and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Intermediate Bond and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

BRANDYWINE ASSET MANAGEMENT, INC. ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 1999, Brandywine had assets under management totaling approximately $6.6 billion, including approximately $1.1 billion of assets of AMR and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

HOTCHKIS AND WILEY, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017, is a professional investment management firm which was founded in 1980. Hotchkis and Wiley is a division of Merrill Lynch Asset Management, L.P., a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. Assets under management as of December 31, 1999 were approximately $12.6 billion, which included approximately $1.9 billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis and Wiley serves as an investment adviser to the Balanced, Large Cap Value, Small Cap Value and International Equity Funds.

INDEPENDENCE INVESTMENT ASSOCIATES, INC. ("IIA"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services. Assets under management as of December 31, 1999, including funds managed for its parent company, were approximately $32.5 billion, which included approximately $1.2 billion of assets of AMR and its subsidiaries and affiliated entities. IIA serves as an investment adviser to the Balanced, Large Cap Value and International Equity Funds.

LAZARD ASSET MANAGEMENT ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres & Co. LLC, a registered investment adviser and a member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard provides investment management services to client discretionary accounts with assets totaling approximately $74.5 billion as of December 31, 1999, including approximately $400 million of assets of AMR and its subsidiaries and affiliated entities. Lazard serves as an investment adviser to the International Equity Fund.

STATE STREET BANK AND TRUST COMPANY ("STATE STREET"), Two International Place, Boston, Massachusetts 02110, is a Massachusetts banking corporation. State Street serves as investment adviser and administrator to the Equity 500 Index Portfolio. As of December 31, 1999, State Street Global Advisors, the division responsible for managing the Portfolio, had assets under management of $672.4 billion.

TEMPLETON INVESTMENT COUNSEL, INC. ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc. As of December 31, 1999, Templeton had discretionary investment management authority with respect to approximately $24.9 billion of assets, including approximately $842 million of assets of AMR and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each investment adviser other than State Street. Including these assets lowers the investment advisory fees for each applicable Fund.

--------------------------------------------------------------------------------

About the Funds                        28                             Prospectus

Valuation of Shares
-------------------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Board and the AMR Trust Board, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect a security's value. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share.

The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Portfolio's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. In addition to the days the Exchange is closed, the Money Market Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. The NAV per share of the International Equity Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

ABOUT YOUR INVESTMENT
------------------------------------------------------------

Purchase and Redemption of Shares
----------------------------------------------------------
Eligibility
---------------

PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.

Purchase Policies
--------------------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veterans Day:

                                   PURCHASE BY
             FUND                (EASTERN TIME):*
             ----                ----------------
Municipal Money Market              11:45 a.m.
All other Funds                      4:00 p.m.

*   or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Funds will not accept "starter" checks, credit card checks or third party checks.

Opening an Account
-------------------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 388-3344, or
- visiting the Funds' web site at www.aafunds.com and downloading an account application.

Complete the application, sign it and

                                    Mail to:
                           American AAdvantage Funds
                                P.O. Box 219643
                           Kansas City, MO 64121-9643

Redemption Policies
------------------------------

Shares of any Fund may be redeemed by telephone, by pre-authorized automatic redemption or mail on any day that Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call
(800) 338-3344. Except for the Money Market Funds, wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Funds are open for business. Proceeds from redemptions requested for the Money Market Funds by the following deadlines will generally be wired to shareholders on the same day.

--------------------------------------------------------------------------------
Prospectus                             29                  About Your Investment

                               SAME DAY WIRE
FUND                    REDEMPTION ORDER DEADLINE:*
----                    ---------------------------
Money Market and U.S.
  Government Money
  Market                 2:00 p.m. Eastern Time
Municipal Money
  Market                 11:45 a.m. Eastern Time

*  or the close of the Exchange (whichever comes first)

In any event, proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to 15 days.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

HOW TO PURCHASE SHARES
                To Make an Initial Purchase                                      To Add to an Existing Account
By Check
- Make check payable to the American AAdvantage Funds             Include the shareholder's account number, Fund name, and
- Include the Fund name, Fund number and "PlanAhead Class"        Fund number on the check. Mail check ($50 minimum) to:
  on the check                                                    American AAdvantage Funds
- Mail check ($2,500 minimum or $2,000 for IRAs) to:              P.O. Box 219643
  American AAdvantage Funds                                       Kansas City, MO 64121-9643
  P.O. Box 219643
  Kansas City, MO 64121-9643
By Wire
If your account has been established, you may call (800)          Call (800) 388-3344 to purchase shares by wire. Send a bank
388-3344 to purchase shares by wire. Send a bank wire             wire ($500 minimum) to State Street Bank & Trust Co. with
($2,500 minimum or $2,000 for IRAs) to State Street Bank &        these instructions:
Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3                                 - ABA# 0110-0002-8; AC-9905-342-3
- Attn: American AAdvantage Funds-PlanAhead Class                 - Attn: American AAdvantage Funds-PlanAhead Class
- the Fund name and Fund number                                   - the Fund name and Fund number
- shareholder's account number and registration                   - shareholder's account number and registration
By Pre-Authorized Automatic Investment
- The minimum account size of $2,500 ($2,000 for IRAs) must       - Funds will be transferred automatically from your bank
  be met before establishing an automatic investment plan.          account via Automated Clearing House ("ACH") on or about
- Fill in required information on the account application,          the 5th day of each month or quarter, depending upon
  including amount of automatic investment ($50 minimum)            which periods you specify.
- Attach a voided check to the account application
By Exchange
- Send a written request to the address above or call (800)       - You may purchase shares of a Fund by exchanging shares
  388-3344                                                          from the PlanAhead Class of another American AAdvantage
- A $2,500 minimum is required to establish a new account           Fund if you have owned shares of the other American
  in the PlanAhead Class of another American AAdvantage             AAdvantage Fund for at least 15 days.
  Fund by making an exchange.                                     - The minimum amount for each exchange is $50.

--------------------------------------------------------------------------------
About Your Investment                  30                             Prospectus

HOW TO REDEEM SHARES
Method                                                            Additional Information
By Telephone
Call (800) 388-3344 to request a redemption.                      - Telephone redemption orders are limited to $50,000 within any 30 day period.
                                                                  - Proceeds will generally be mailed only to the account
                                                                    address of record or transmitted by wire to a commercial
                                                                    bank designated on the account application form.
By Mail
Write a letter of instruction including:                          - Proceeds will only be mailed to the account address of
- the Fund name and Fund number                                     record or transmitted by wire to a commercial bank account
- shareholder account number                                        designated on the account application form.
- shares or dollar amount to be redeemed                            A signature guarantee is required for redemption orders:
- authorized signature(s) of all persons required to sign         - in amounts of $50,000 or more
  for the account                                                 - with a request to send the proceeds to an address or
                                                                    commercial bank account other than the address or
Mail to:                                                            commercial bank account designated on the account
                                                                    application, or
American AAdvantage Funds                                         - for an account whose address has changed within the last
P.O. Box 219643                                                     30 days.
Kansas City, MO 64121-9643
By Check
(Money Market Funds' shareholders only)                           - Minimum check amount is $100
Choose the check writing feature on the account application       - A $2 service fee per check is charged for check copies
By Pre-Authorized Automatic Redemption
- Fill in required information on the account application,        - Proceeds will be transferred automatically from your Fund
  including amount ($100 minimum)                                   account to your bank account via ACH on or about the 15th
                                                                    day of each month.
By Exchange
- Send a written request to the address above or call (800)       - You may sell shares of a Fund in exchange for shares of
  388-3344 to exchange shares through the Automated Voice           the PlanAhead Class of another American AAdvantage Fund if
  Response System.                                                  you have owned shares of the Fund for at least 15 days.
                                                                  - The minimum amount for each exchange is $50

General Policies
------------------------

If a shareholder's account balance in any Fund falls below $2,500 ($2,000 for IRAs), the shareholder may be asked to increase the balance. If the account balance remains below $2,500 ($2,000 for IRAs) after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
- modify or terminate the exchange privilege at any time,
- terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund (other than the Money Market Funds) during any three month period, and
- seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Third parties, such as banks, broker-dealers and 401(k) plan providers who offer Fund shares, may

--------------------------------------------------------------------------------
Prospectus                             31                  About Your Investment
charge transaction fees and may set different minimum investments or limitations on buying or selling shares.

Distributions and Taxes
---------------------------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from certain foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

                                                  OTHER
                                              DISTRIBUTIONS
FUND                   DIVIDENDS PAID             PAID
----                   --------------         -------------
Balanced               Annually                  Annually
Large Cap Value        Annually                  Annually
Small Cap Value        Annually                  Annually
International Equity   Annually                  Annually
S&P 500 Index          April, July, October      Annually
                         and December
Intermediate Bond      Monthly                   Annually
Short-Term Bond        Monthly                   Annually
Money Market           Monthly                   Monthly
U.S. Government Money  Monthly                   Monthly
  Market
Municipal Money        Monthly                   Monthly
  Market

Usually, any dividends (except those paid by the Municipal Money Market Fund) and distributions of net realized gains are taxable events. Shareholders may realize a taxable gain or loss when selling or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term capital gain, depending on how long the sold or exchanged shares were held. The following table outlines the typical tax liabilities for transactions in taxable accounts:

TYPE OF TRANSACTION                    TAX STATUS
-------------------                    ----------
Dividends from net investment          Ordinary income rate
  income*
Distributions of realized net short-   Ordinary income rate
  term capital gains*
Distributions of gains from certain    Ordinary income rate
  foreign currency transactions*
Distributions of realized net          Long-term capital
  long-term capital gains*               gains rate

TYPE OF TRANSACTION                    TAX STATUS
-------------------                    ----------
Sales or exchanges of shares owned     Long-term capital
  for more than one year                 gains or losses
Sales or exchanges of shares owned     Net gains are treated
  for less than one year                 as ordinary income;
                                       net losses are subject
                                         to special rules

*   whether reinvested or taken in cash

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to shareholders. In the latter event, shareholders may either deduct the taxes or use them to calculate a credit against their federal income tax.

A portion of the income dividends paid by the Balanced Fund, the Large Cap Value Fund, the Small Cap Value Fund and the S&P 500 Index Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the Fund's aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). The International Equity Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends received by that Fund are expected to be paid by U.S. corporations.

The Municipal Money Market Fund designates most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for AMT. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

--------------------------------------------------------------------------------
About Your Investment                  32                             Prospectus

ADDITIONAL INFORMATION
------------------------------------------------------------

Distribution of Trust Shares
----------------------------------------------

The Trust does not incur any direct distribution expenses related to PlanAhead Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Trust begins to incur distribution expenses for the Funds, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time.

Master-Feeder Structure
--------------------------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                                    [CHART]

Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
---------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the S&P 500 Index Fund, each Fund's highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PricewaterhouseCoopers LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                                                           BALANCED FUND-PLANAHEAD CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                              1999(A)    1998(A)    1997(A)    1996(A B)    1995(A C)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -------    -------    -------    ---------    ---------
Net asset value, beginning of period........................  $ 14.35    $ 16.03    $ 15.03     $ 13.90      $12.35
                                                              -------    -------    -------     -------      ------
Income from investment operations
  Net investment income.....................................     0.44(E)    0.47(E)    0.63(E)     0.57(E)     0.54
  Net gains (losses) on securities (realized and
    unrealized).............................................    (0.39)(E)    0.75(E)    2.10(E)     1.56(E)    1.67
                                                              -------    -------    -------     -------      ------
Total from investment operations............................     0.05       1.22       2.73        2.13        2.21
                                                              -------    -------    -------     -------      ------
Less distributions:
  Dividends from net investment income......................    (0.44)     (0.64)     (0.57)      (0.56)      (0.52)
  Distributions from net realized gains on securities.......    (1.17)     (2.26)     (1.16)      (0.44)      (0.14)
                                                              -------    -------    -------     -------      ------
Total distributions.........................................    (1.61)     (2.90)     (1.73)      (1.00)      (0.66)
                                                              -------    -------    -------     -------      ------
Net asset value, end of period..............................  $ 12.79    $ 14.35    $ 16.03     $ 15.03      $13.90
                                                              =======    =======    =======     =======      ======
Total return................................................     0.22%      8.73%     19.75%      16.01%      19.06%
                                                              =======    =======    =======     =======      ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $22,753    $40,717    $34,354     $18,000      $5,450
  Ratios to average net assets (annualized)
    Expenses................................................     0.90%(E)   0.89%(E)   0.90%(E)    0.97%(E)    0.99%
    Net investment income...................................     3.21%(E)   3.23%(E)   3.52%(E)    3.64%(E)    3.70%
  Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager...................       --         --         --          --        0.10%
Portfolio turnover rate(D)..................................       90%        87%       105%         76%         73%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Balanced Fund on April 1, 1996.

(C) GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund as of January 1, 1995.

(D) On November 1, 1995, the American AAdvantage Balanced Fund invested all of its investable assets in its corresponding Portfolio. Portfolio turnover rate since November 1, 1995 is that of the Portfolio.

(E) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.

                                                                     LARGE CAP VALUE FUND-PLANAHEAD CLASS
                                                              ---------------------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------
                                                              1999(A E)   1998(A)   1997(A)   1996(A B)   1995(A)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ---------   -------   -------   ---------   -------
Net asset value, beginning of period........................   $ 20.67    $ 21.38   $ 18.33    $ 15.81    $ 14.17
                                                               -------    -------   -------    -------    -------
Income from investment operations
  Net investment income.....................................   0.35(D)       0.35(D)    0.35(D)     0.39(D)    0.40
  Net gains on securities (realized and unrealized).........   0.01(D)       0.86(D)    4.39(D)     3.10(D)    2.22
                                                               -------    -------   -------    -------    -------
Total from investment operations............................      0.36       1.21      4.74       3.49       2.62
                                                               -------    -------   -------    -------    -------
Less distributions:
  Dividends from net investment income......................     (0.36)     (0.34)    (0.38)     (0.40)     (0.44)
  Distributions from net realized gains on securities.......     (2.26)     (1.58)    (1.31)     (0.57)     (0.54)
                                                               -------    -------   -------    -------    -------
Total distributions.........................................     (2.62)     (1.92)    (1.69)     (0.97)     (0.98)
                                                               -------    -------   -------    -------    -------
Net asset value, end of period..............................   $ 18.41    $ 20.67   $ 21.38    $ 18.33    $ 15.81
                                                               =======    =======   =======    =======    =======
Total return................................................      1.41%      5.94%    27.64%     22.98%     20.14%
                                                                          =======   =======    =======    =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................   $20,095    $40,907   $29,684    $16,084    $ 4,821
  Ratios to average net assets (annualized)
    Expenses................................................      0.90%(D)   0.86%(D)  0.93%(D)   0.94%(D)   0.99%
    Net investment income...................................      1.62%(D)   1.58%(D)  1.85%(D)   2.16%(D)   2.23%
  Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager...................        --         --        --       0.02%      0.09%
Portfolio turnover rate(C)..................................        33%        40%       35%        40%        26%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Capital Guardian Trust Company was replaced by Brandywine Asset Management, Inc. as an investment adviser to the Large Cap Value Fund on April 1, 1996.

(C) On November 1, 1995, the American AAdvantage Large Cap Value Fund invested all of its investable assets in its corresponding Portfolio. Portfolio turnover rate since November 1, 1995 is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio.

(E) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

--------------------------------------------------------------------------------

Additional Information                 34                             Prospectus

                                                              SMALL CAP VALUE FUND-
                                                                 PLANAHEAD CLASS
                                                              ---------------------
                                                                   MARCH 1 TO
                                                                OCTOBER 31, 1999
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ---------------------
Net asset value, beginning of period........................         $ 9.13
                                                                     ------
Income from investment operations:
  Net investment income(A)..................................           0.02
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................          (0.10)
                                                                     ------
Total from investment operations............................          (0.08)
                                                                     ------
Less distributions:
  Dividends from net investment income......................             --
  Distributions from net realized gains on securities.......             --
                                                                     ------
Total distributions.........................................             --
                                                                     ------
Net asset value, end of period..............................         $ 9.05
                                                                     ======
Total return (not annualized)...............................          (0.88)%
                                                                     ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................         $   74
  Ratios to average net assets (annualized)(A):
    Expenses................................................          1.28%
    Net investment income...................................          0.57%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................          0.18%
Portfolio turnover rate(B)..................................            31%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.

(B)The American AAdvantage Small Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

                                                                    INTERNATIONAL EQUITY FUND-PLANAHEAD CLASS
                                                              -----------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------
                                                              1999(A B)    1998(A)    1997(A)    1996(A)    1995(A)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ---------    -------    -------    -------    -------
Net asset value, beginning of period........................   $ 16.75     $ 16.92    $ 14.90    $13.20     $12.85
                                                               -------     -------    -------    ------     ------
Income from investment operations
  Net investment income.....................................      0.30(D)     0.31(D)    0.30(D)   0.26(D)    0.24
  Net gains on securities (realized and unrealized).........      2.89(D)     0.31(D)    2.41(D)   1.92(D)    0.64
                                                               -------     -------    -------    ------     ------
Total from investment operations............................      3.19        0.62       2.71      2.18       0.88
                                                               -------     -------    -------    ------     ------
Less distributions:
  Dividends from net investment income......................     (0.32)      (0.31)     (0.28)    (0.24)     (0.21)
  Distributions from net realized gains on securities.......     (0.49)      (0.48)     (0.41)    (0.24)     (0.32)
                                                               -------     -------    -------    ------     ------
Total distributions.........................................     (0.81)      (0.79)     (0.69)    (0.48)     (0.53)
                                                               -------     -------    -------    ------     ------
Net asset value, end of period..............................     19.13     $ 16.75    $ 16.92    $14.90     $13.20
                                                               =======     =======    =======    ======     ======
Total return................................................     19.68%       3.94%     18.71%    16.95%      7.37%
                                                               =======     =======    =======    ======     ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................   $60,602     $46,242    $20,075    $7,138     $1,456
  Ratios to average net assets (annualized)
    Expenses................................................      0.93%(D)    1.08%(D)   1.14%(D)  1.17%(D)   1.33%
    Net investment income...................................       171%(C)    1.72%(D)   1.95%(D)  1.76%(D)   2.08%
Portfolio turnover rate(C)..................................        63%         24%        15%       19%        21%

(A)Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B)On March 1, 1999, Morgan Stanley Asset Management, Inc. was replaced as an investment advisor to the International Equity Fund by Lazard Asset Management and Independence Investment Associates.

(C)On November 1, 1995, the American AAdvantage International Equity Fund invested all of its investable assets in its corresponding Portfolio. Portfolio turnover rate since November 1, 1995 is that of the Portfolio.

(D)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

--------------------------------------------------------------------------------

Prospectus                             35                 Additional Information

                                                                  S&P 500 INDEX FUND-
                                                                  PLANAHEAD CLASS(A)
                                                              ---------------------------
                                                               YEAR ENDED    MARCH 1, TO
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1999         1998(B)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ------------   ------------
Net asset value, beginning of period........................     $16.83         $14.27
Income from investment operations
  Net investment income(C)..................................       0.15           0.08
  Net gains (losses) on securities (realized and
    unrealized)(C)..........................................       3.25           2.56
                                                                 ------         ------
Total from investment operations............................       3.40           2.64
                                                                 ------         ------
Less distributions:
  Dividends from net investment income......................      (0.11)         (0.08)
                                                                                ------
Total distributions.........................................      (0.11)         (0.08)
                                                                                ------
Net asset value, end of period..............................     $20.12         $16.83
                                                                 ======         ======
Total return (not annualized)...............................     20.24%          18.58%
                                                                 ======         ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................     $6,173         $1,963
  Ratios to average net assets (annualized)(C)
    Net investment income...................................       0.91%          1.04%
    Expenses................................................       0.55%          0.55%
    Decrease reflected in above expense ratio due to
     absorption of expenses by Bankers Trust and the
     Manager................................................       0.17%          0.24%
Portfolio turnover rate(D)..................................         13%             4%

(A)Prior to March 1, 2000, the S&P 500 Index Fund-PlanAhead Class invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company.

(B)The S&P 500 Index Fund-PlanAhead Class commenced active operations on March 1, 1998.

(C)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio.

(D)Portfolio turnover rate is that of the BT Equity 500 Index Portfolio.

                                                                  INTERMEDIATE BOND
                                                                   FUND-PLANAHEAD
                                                                        CLASS
                                                              -------------------------
                                                              YEAR ENDED    MARCH 2 TO
                                                              OCTOBER 31,   OCTOBER 31,
                                                                 1999          1998
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -----------   -----------
Net asset value, beginning of period........................    $10.55        $10.25
Income from investment operations
  Net investment income(A)..................................      0.53          0.37
  Net gains (losses) on securities (realized and
    unrealized)(A)..........................................     (0.63)         0.30
                                                                              ------
Total from investment operations............................     (0.10)         0.67
                                                                ------        ------
Less distributions:
  Dividends from net investment income......................     (0.53)        (0.37)
  Distributions from net realized gains on securities.......     (0.29)           --
                                                                ------        ------
Total distributions.........................................     (0.82)        (0.37)
                                                                ------        ------
Net asset value, end of period..............................    $ 9.63        $10.55
                                                                ======        ======
Total return (annualized)...................................     (0.98)%        6.63%
                                                                ======        ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................    $1,545        $   30
  Ratios to average net assets (annualized)(A)
    Expenses................................................      0.85%         0.86%
    Net investment income...................................      5.32%         5.21%
Portfolio turnover rate(B)..................................       123%          181%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

(B)The American AAdvantage Intermediate Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

--------------------------------------------------------------------------------

Additional Information                 36                             Prospectus

                                                                   SHORT-TERM BOND FUND-PLANAHEAD CLASS
                                                              -----------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------
                                                               1999     1998(A)     1997      1996      1995
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ------    -------    ------    ------    ------
Net asset value, beginning of period........................  $ 9.64    $ 9.63     $ 9.68    $ 9.82    $ 9.68
                                                              ------    ------     ------    ------    ------
Income from investment operations
  Net investment income.....................................    0.54(C)   0.60(C)    0.61(C)   0.60(C)   0.59
  Net gains (losses) on securities (realized and
    unrealized).............................................   (0.33)(C)   0.01(C)  (0.05)(C)  (0.14)(C)   0.14
                                                              ------    ------     ------    ------    ------
Total from investment operations............................    0.21      0.61       0.56      0.46      0.73
                                                              ------    ------     ------    ------    ------
Less distributions:
  Dividends from net investment income......................   (0.55)    (0.60)     (0.61)    (0.60)    (0.59)
  Distributions from net realized gains on securities.......      --        --         --        --        --
                                                              ------    ------     ------    ------    ------
Total distributions.........................................   (0.55)    (0.60)     (0.61)    (0.60)    (0.59)
                                                              ------    ------     ------    ------    ------
Net asset value, end of period..............................  $ 9.30    $ 9.64     $ 9.63    $ 9.68    $ 9.82
                                                              ======    ======     ======    ======    ======
Total return................................................    2.21%     6.50%      6.01%     4.83%     7.83%
                                                              ======    ======     ======    ======    ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $1,638    $3,722     $5,096    $3,399    $1,576
  Ratios to average net assets (annualized)
    Expenses................................................    0.84%(C)  0.85%(C)   0.85%(C)  0.85%(C)  0.83%
    Net investment income...................................    5.75%(C)  6.24%(C)   6.36%(C)  6.11%(C)  6.16%
  Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager...................    0.09%     0.08%      0.05%     0.09%     0.23%
Portfolio turnover rate(B)..................................     115%       74%       282%      304%      183%

(A)Prior to March 1, 1998, the American AAdvantage Short-Term Bond Fund was known as the American AAdvantage Limited-Term Income Fund.

(B)On November 1, 1995 the Short-Term Bond Fund began investing all of its investable assets in its corresponding Portfolio. Portfolio turnover rate since November 1, 1995 is that of the Portfolio.

(C)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.

                                                                       MONEY MARKET FUND-PLANAHEAD CLASS
                                                  ----------------------------------------------------------------------------
                                                     TWO MONTHS                        YEAR ENDED OCTOBER 31,
                                                        ENDED          -------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE            DECEMBER 31, 1999      1999        1998        1997        1996       1995
PERIOD:                                           -----------------    --------    --------    --------    --------    -------
Net asset value, beginning of period............      $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                      --------         --------    --------    --------    --------    -------
  Net investment income.........................          0.01(A)          0.05(A)     0.05(A)     0.05(A)     0.05(A)    0.05
  Less dividends from net investment income.....         (0.01)           (0.05)      (0.05)      (0.05)      (0.05)     (0.05)
                                                      --------         --------    --------    --------    --------    -------
Net asset value, end of period..................      $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                      ========         ========    ========    ========    ========    =======
Total return (not annualized)...................          0.89%(B)         4.79%       5.31%       5.28%       5.21%      5.60%
                                                      ========         ========    ========    ========    ========    =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)......      $262,748         $343,532    $288,759    $189,189    $106,890    $41,989
  Ratios to average net assets (annualized)
    Expenses....................................          0.55%(A)         0.53%(A)    0.53%(A)    0.54%(A)    0.58%(A)   0.55%
    Net investment income.......................          5.32%(A)         4.69%(A)    5.18%(A)    5.17%(A)    5.06%(A)   5.56%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B) Not annualized

--------------------------------------------------------------------------------

Prospectus                             37                 Additional Information

                                                                      U.S. GOVERNMENT MONEY MARKET FUND-PLANAHEAD CLASS
                                                              ------------------------------------------------------------------
                                                               TWO MONTHS
                                                                 ENDED                      YEAR ENDED OCTOBER 31,
                                                              DECEMBER 31,    --------------------------------------------------
                                                                  1999          1999       1998      1997(B)     1996      1995
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------------    --------    -------    -------    ------    ------
Net asset value, beginning of period........................    $  1.00       $   1.00    $  1.00    $ 1.00     $ 1.00    $ 1.00
                                                                -------       --------    -------    ------     ------    ------
  Net investment income.....................................       0.01(A)        0.05(A)    0.05(A)   0.05(A)    0.05(A)   0.05
  Less dividends from net investment income.................      (0.01)         (0.05)     (0.05)    (0.05)     (0.05)    (0.05)
                                                                -------       --------    -------    ------     ------    ------
Net asset value, end of period..............................    $  1.00       $   1.00    $  1.00    $ 1.00     $ 1.00    $ 1.00
                                                                =======       ========    =======    ======     ======    ======
Total return (not annualized)...............................       0.86%(C)       4.56%      5.13%     5.08%      4.94%     5.19%
                                                                =======       ========    =======    ======     ======    ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................    $59,560       $ 59,960    $99,869    $4,046     $1,822    $  530
  Ratios to average net assets (annualized)
    Expenses................................................       0.64%(A)       0.56%(A)   0.57%(A)  0.52%(A)   0.67%(A)  0.76%
    Net investment income...................................       5.15%(A)       4.45%(A)   5.01%(A)  5.00%(A)   4.74%(A)  5.19%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Not annualized.

                                                                    MUNICIPAL MONEY MARKET FUND-PLANAHEAD CLASS()
                                                       -----------------------------------------------------------------------
                                                        TWO MONTHS
                                                          ENDED                        YEAR ENDED OCTOBER 31,
                                                       DECEMBER 31,    -------------------------------------------------------
                                                           1999          1999        1998        1997        1996       1995
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ------------    --------    --------    --------    --------    -------
Net asset value, beginning of period.................    $  1.00       $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                         -------       --------    --------    --------    --------    -------
Net investment income................................       0.01(A)        0.03(A)     0.03(A)     0.03(A)     0.03(A)    0.03
Less dividends from net investment income............      (0.01)         (0.03)      (0.03)      (0.03)      (0.03)     (0.03)
                                                         -------       --------    --------    --------    --------    -------
Net asset value, end of period.......................    $  1.00       $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                         =======       ========    ========    ========    ========    =======
Total return (not annualized)........................       0.52%(B)       2.68%       3.17%       3.24%       3.27%      3.39%
                                                         =======       ========    ========    ========    ========    =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)...........    $ 7,479       $  9,795    $ 13,474    $  9,590    $  2,340    $   129
  Ratios to average net assets (annualized)
    Expenses.........................................       0.73%(A)       0.65%(A)    0.64%(A)    0.60%(A)    0.62%(A)   0.72%
    Net investment income............................       3.09%(A)       2.61%(A)    3.07%(A)    3.18%(A)    3.12%(A)   3.32%
  Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager............         --             --          --        0.01%       0.06%      0.20%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B) Not annualized.

--------------------------------------------------------------------------------

Additional Information                 38                             Prospectus

                                  -- Notes --

ADDITIONAL INFORMATION

Additional information about the Funds is found in the documents listed below. Request a free copy of these documents by calling (800) 388-3344.



ANNUAL REPORT/SEMI-ANNUAL REPORT

The Funds' Annual and Semi-Annual Reports list each Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:


      [PHONE]                  [MAILBOX]                           [KEYBOARD]                               [MOUSE]

   By Telephone:               By Mail:                            By E-mail:
Call (800) 388-3344   American AAdvantage Funds        american_aadvantagefunds@amrcorp.com             On the Internet:
                       P.O. Box 619003, MD5645                                                Visit our website at www.aafunds.com
                      DFW Airport, TX 75261-9003                                              Visit the SEC website at www.sec.gov


Copies of these documents may also be obtained from the SEC Public Reference Room by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009. The Public Reference Room can be reached at (202) 942-8090.


FUND SERVICE PROVIDERS:

CUSTODIAN                  TRANSFER AGENT             INDEPENDENT AUDITORS      DISTRIBUTOR
STATE STREET BANK          NATIONAL FINANCIAL         ERNST & YOUNG LLP         SWS FINANCIAL SERVICES
  AND TRUST                 DATA SERVICES             Dallas, Texas             Dallas, Texas
Boston, Massachusetts      Kansas City, Missouri

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                            SEC File Number 811-4984

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark of AMR Investment Services, Inc. American AAdvantage Balanced Fund, American AAdvantage Large Cap Value Fund, American AAdvantage International Equity Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund, American AAdvantage Small Cap Value Fund, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, and American AAdvantage U.S. Government Money Market Fund are service marks of AMR Investment Services, Inc. Russell 2000 is a registered service mark of the Frank Russell Company.

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                                   [AMR LOGO]

                                   PROSPECTUS
                                 MARCH 1, 2000

AMR CLASS

o    BALANCED FUND

o    LARGE CAP VALUE FUND

o    SMALL CAP VALUE FUND

o    INTERNATIONAL EQUITY FUND

o    INTERMEDIATE BOND FUND

o    SHORT-TERM BOND FUND


INSTITUTIONAL CLASS

o    S&P 500 INDEX FUND





The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the invetment mreit of these Funds. To state otherwise is a crimial offense.

                   [AMERICAN AADVANTAGE FUNDS AMR CLASS LOGO]

TABLE OF CONTENTS

About the Funds
Overview........................................    2
Balanced Fund...................................    3
Large Cap Value Fund............................    6
Small Cap Value Fund............................    8
International Equity Fund.......................   10
S&P 500 Index Fund..............................   12
Intermediate Bond Fund..........................   14
Short-Term Bond Fund............................   17
The Manager.....................................   19
Equity 500 Index Portfolio Administrator........   19
The Investment Advisers.........................   19
Valuation of Shares.............................   20
About Your Investment
Purchase and Redemption of Shares...............   21
Distributions and Taxes.........................   23
Additional Information
Distribution of Trust Shares....................   23
Master-Feeder Structure.........................   24
Financial Highlights............................   24
Additional Information.....................Back Cover

ABOUT THE FUNDS
------------------------------------------------------------

Overview

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The Funds operate under a master-feeder structure. This means that each Fund, except for the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio ("Equity 500 Index Portfolio"), which is a separate investment company with an identical investment objective, managed by State Street Bank and Trust Company ("State Street"), through its State Street Global Advisors division. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure".

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

BALANCED FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

This Fund typically invests between 50% and 65% of its total assets in equity securities and between 35% and 50% of its total assets in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities; U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the investment advisers generally use a "top-down" or "bottom-up" investment strategy or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
- Evaluate credit quality of the securities.
- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the ex-

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
BALANCED FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

tent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to three broad-based market indices and the Lipper Balanced Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus, has been offered since July 17, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had slightly higher expenses, its performance was slightly lower than the AMR Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................    0.29%
91..........................................................   21.22%
92..........................................................    8.97%
93..........................................................   14.46%
94..........................................................   -1.74%
95..........................................................   29.35%
96..........................................................   14.04%
97..........................................................   20.23%
98..........................................................    8.50%
99..........................................................   -3.33%

Highest Quarterly Return:               10.02%
  (1/1/90 through 12/31/99)       (2nd Quarter 1997)
Lowest Quarterly Return:                -7.65%
  (1/1/90 through 12/31/99)       (3rd Quarter 1999)

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
BALANCED FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURN
                            ---------------------------------
                                     AS OF 12/31/99
                            ---------------------------------
                             1 YEAR     5 YEARS     10 YEARS
                            --------   ---------   ----------
BALANCED FUND                -3.33%     13.22%       10.73%
S&P/Barra Value Index(1)     12.72%     22.94%       15.36%
S&P 500 Index(2)             20.99%     28.56%       18.21%
Lehman Bros. Intermediate
  Gov./Corp. Index(3)         0.39%      7.09%        7.26%
Lipper Balanced Index         9.00%     16.33%       12.26%

(1) The S&P/Barra Value Index is a market-value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.04
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.34%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
----------------------------------------------------
This Example is intended to help you compare the
cost of investing in the Fund with the cost of
investing in other mutual funds. The Example assumes
that you invest $10,000 in the Fund for the time
periods indicated and then redeem all of your shares
at the end of those periods. The example also as-
sumes that your investment has a 5% return each year
and that the Fund's operating expenses remain the
same. Although your actual costs may be higher or
lower, based on these assumptions your costs would
be:
1 YEAR ..........................................$35
3 YEARS.........................................$109
5 YEARS.........................................$191
10 YEARS........................................$431

Investment Advisers
----------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Asset Management, Inc.

Hotchkis and Wiley

Independence Investment Associates, Inc.

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation and current income.

Principal Strategies
------------------------------

Ordinarily at least 65% of the total assets of this Fund are invested in equity securities of U.S. companies with market capitalizations of $5 billion or more at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the S&P/Barra Value Index, a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index; the S&P 500 Index, a widely recognized unmanaged index of common stocks publicly traded in the United States; and the Lipper Multi-Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus has been offered since July 17, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had slightly higher expenses, its performance was slightly lower than the AMR Class of the Fund would have realized in the same period. Past performance is not necessa-

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE
LARGE CAP VALUE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

rily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................   -5.97%
91..........................................................   26.00%
92..........................................................   11.90%
93..........................................................   15.74%
94..........................................................   -1.04%
95..........................................................   34.81%
96..........................................................   21.41%
97..........................................................   26.78%
98..........................................................    6.51%
99..........................................................   -4.44%

Highest Quarterly Return:              14.21%
  (1/1/90 through 12/31/99)      (2nd Quarter 1997)
Lowest Quarterly Return:              -13.98%
  (1/1/90 through 12/31/99)      (3rd Quarter 1998)

                                    AVERAGE ANNUAL TOTAL
                                           RETURN
                                ----------------------------
                                       AS OF 12/31/99
                                ----------------------------
                                1 YEAR   5 YEARS    10 YEARS
                                ------   --------   --------
LARGE CAP VALUE FUND             4.44%    16.13%     12.36%
S&P/Barra Value Index           12.72%    22.94%     15.36%
S&P 500 Index                   20.99%    28.56%     18.21%
Lipper Multi-Cap Value
  Index(1)                       5.94%    17.82%     13.03%

(1) On September 1, 1999, Lipper reclassified the Fund from the Lipper Growth and Income Index to the Lipper Multi-Cap Value Index.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.30%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.04
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.34%
                                                      ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
--------------------------------------------------------
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in
other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those
periods. The Example also assumes that your investment
has a 5% return each year and that the Fund's operating
expenses remain the same. Although your actual costs may
be higher or lower, based on these assumptions your
costs would be:
1 YEAR ..............................................$35
3 YEARS.............................................$109
5 YEARS.............................................$191
10 YEARS............................................$431

Investment Advisers
------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Barrow, Hanley, Mewhinney & Strauss, Inc.

Brandywine Asset Management, Inc.

Hotchkis and Wiley

Independence Investment Associates, Inc.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation and current income.

Principal Strategies
------------------------------

Ordinarily at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $1 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed during the past year. The table shows how the Fund's performance compares to the Russell 2000(R) Value Index, an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values, and the Lipper Small Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this prospectus began offering its shares on January 1, 1999. In the chart and table below, performance results before March 1, 1999 are for the older class. Because the other class had lower expenses, its performance was better than the AMR Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
SMALL CAP VALUE FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

                                    [GRAPH]

               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/99

99..........................................................   -5.22%

Highest Quarterly Return:               19.89%
  (1/1/99 through 12/31/99)       (2nd Quarter 1999)
Lowest Quarterly Return:               -11.28%
  (1/1/99 through 12/31/99)       (3rd Quarter 1999)

                               AVERAGE ANNUAL TOTAL RETURN
                               ---------------------------
                                     AS OF 12/31/99
                               ---------------------------
                                         1 YEAR
                               ---------------------------
SMALL CAP VALUE FUND                      -5.22%
Russell 2000 Value Index                  -1.49%
Lipper Small Cap Value Index               1.31%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.67%
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.11
                                                     -----
Total Annual Fund Operating Expenses                  0.78%
                                                     =====
Fee Waiver and/or Expense Reimbursement               0.03%(2)
NET EXPENSES                                          0.75%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 0.75%.

Example
--------------------------------------------------------
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in
other mutual funds. The Example assumes that you invest
$10,000 in the Fund for the time periods indicated and
then redeem all of your shares at the end of those
periods. The Example also assumes that your investment
has a 5% return each year and that the Fund's operating
expenses remain the same. Because the Manager's expense
reimbursement is only guaranteed through October 31,
2000, net expenses are used to calculate costs in year
one, and total fund expenses are used to calculate costs
in years two through ten. Although your actual costs may
be higher or lower, based on these assumptions your
costs would be:
1 YEAR ..............................................$77
3 YEARS.............................................$246
5 YEARS.............................................$430
10 YEARS............................................$963

Investment Advisers
------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Brandywine Asset Management, Inc.

Hotchkis and Wiley

--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Long-term capital appreciation.

Principal Strategies
------------------------------

Under normal circumstances, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States.

The current countries in which the Fund may invest are:

Australia  France     Mexico       South Korea
Austria    Germany    Netherlands  Spain
Belgium    Hong Kong  New Zealand  Sweden
Canada     Ireland    Norway       Switzerland
Denmark    Italy      Portugal     United Kingdom
Finland    Japan      Singapore

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,
- below-average price to earnings ratio,
- below-average price to book value ratio, and
- above-average dividend yields.

The investment advisers may also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

One of the investment advisers utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock market it invests in, which will vary from day to day in response to the activities of individual companies and general market and economic conditions of that country.

FOREIGN INVESTING
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE
INTERNATIONAL EQUITY FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Morgan Stanley Europe Australasia Far East ("EAFE") Index, a widely recognized unmanaged index of international stock investment performance, and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus has been offered since August 7, 1991. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  -11.03%
93..........................................................   42.33%
94..........................................................    1.09%
95..........................................................   18.01%
96..........................................................   20.06%
97..........................................................    9.88%
98..........................................................   12.07%
99..........................................................   27.21%

Highest Quarterly Return:             15.30%
  (1/1/92 through 12/31/99)     (4th Quarter 1998)
Lowest Quarterly Return:             -15.54%
  (1/1/92 through 12/31/99)     (3rd Quarter 1998)

                           AVERAGE ANNUAL TOTAL RETURN
                        ----------------------------------
                                  AS OF 12/31/99
                        ----------------------------------
                                           SINCE INCEPTION
                        1 YEAR   5 YEARS      (8/7/91)
                        ------   -------   ---------------
INTERNATIONAL EQUITY
  FUND                  27.21%   17.29%        13.54%
EAFE Index              26.96%   12.83%        11.01%
Lipper International
  Index                 37.83%   15.96%        13.37%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you pay if you buy and hold shares of the International Equity Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees                                          0.36%
Distribution (12b-1) Fees                                0.00
Other Expenses                                           0.13
                                                         ----
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.49%
                                                         ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
----------------------------------------------------
This Example is intended to help you compare the
cost of investing in the Fund with the cost of
investing in other mutual funds. The Example assumes
that you invest $10,000 in the Fund for the time
periods indicated and then redeem all of your shares
at the end of those periods. The Example also as-
sumes that your investment has a 5% return each year
and that the Fund's operating expenses remain the
same. Although your actual costs may be higher or
lower, based on these assumptions your costs would
be:
1 YEAR ..........................................$50
3 YEARS.........................................$157
5 YEARS.........................................$274
10 YEARS........................................$616

Investment Advisers
------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

Hotchkis and Wiley

Independence Investment Associates, Inc.

Lazard Asset Management

Templeton Investment Counsel, Inc.

--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE

S&P 500 INDEX FUND (1) -- INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
------------------------------

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. State Street, through its State Street Global Advisors division, seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by State Street to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Risk Factors
-------------------

MARKET RISK
Stock values could decline generally or could underperform other investments. In addition, returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

ADDITIONAL RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE
S&P 500 INDEX FUND -- INSTITUTIONAL CLASS -- (CONTINUED)
--------------------------------------------------------------------------------

will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the S&P 500 Index, a widely recognized unmanaged index of common stocks publicly traded in the United States, and the Lipper S&P 500 Index, a composite of funds with the same investment objective as the Fund. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................  33.09%
98..........................................................  28.87%
99..........................................................  20.70%

Highest Quarterly Return:            21.32%
  (1/1/97 through 12/31/99)    (4th Quarter 1998)
Lowest Quarterly Return:             -9.69%
  (1/1/97 through 12/31/99)    (3rd Quarter 1998)

                                         AVERAGE ANNUAL
                                          TOTAL RETURN
                                    ------------------------
                                         AS OF 12/31/99
                                    ------------------------
                                             SINCE INCEPTION
                                    1 YEAR     (12/31/96)
                                    ------   ---------------
S&P 500 INDEX FUND                  20.70%        27.45%
S&P 500 Index                       20.99%        27.56%
Lipper S&P 500 Index                20.62%        27.24%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                       0.045%(2)
Distribution (12b-1) Fees                             0.00
Other Expenses                                        0.105
                                                      ----
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.15%
                                                      ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2)  Management Fees reflects current fees.

Example
----------------------------------------------------
This Example is intended to help you compare the
cost of investing in the Fund with the cost of
investing in other mutual funds. The Example assumes
that you invest $10,000 in the Fund for the time
periods indicated and then redeem all of your shares
at the end of those periods. The Example also as-
sumes that your investment has a 5% return each year
and that the Fund's operating expenses remain the
same. Although your actual costs may be higher or
lower, based on these assumptions your costs would
be:
1 YEAR ..........................................$15
3 YEARS..........................................$48
5 YEARS..........................................$85
10 YEARS........................................$192

Investment Adviser
-----------------------------

State Street Bank and Trust Company

--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The other investment adviser to the Fund uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.
- Evaluate credit quality of the securities.
- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN AADVANTAGE
INTERMEDIATE BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed during the past two years. The table shows how the Fund's performance compares to the Lehman Brothers Intermediate Gov./Corp. and Aggregate Indexes, two broad-based market indices, and the Lipper Intermediate Investment Grade Debt Average and Index, composites of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on March 1, 1999. However, another class of shares of the Fund not offered in this prospectus has been offered since September 15, 1997. In the chart and table below, performance results before March 1, 1999 are for the other class. Because the other class had slightly higher expenses, its performance was slightly lower than the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

98..........................................................   8.57%
99..........................................................  -2.34%

Highest Quarterly Return:               4.62%
  (1/1/98 through 12/31/98)       (3rd Quarter 1998)
Lowest Quarterly Return:                -1.64%
  (1/1/98 through 12/31/99)       (1st Quarter 1999)

                                        AVERAGE ANNUAL
                                         TOTAL RETURN
                                   ------------------------
                                        AS OF 12/31/99
                                   ------------------------
                                            SINCE INCEPTION
                                   1 YEAR      (9/15/97)
                                   ------   ---------------
INTERMEDIATE BOND FUND             -2.34%        4.47%
Lehman Bros. Aggregate Index(2)    -0.83%     5.21%(1)
Lehman Bros. Intermediate Gov./     0.39%     5.16%(1)
  Corp. Index(3)
Lipper Intermediate Investment     -1.00%     4.40%(1)
  Grade Debt Index(4)
Lipper Intermediate Investment     -1.31%     4.16%(1)
  Grade Debt Average

(1)  The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. As of March 1, 2000, this Index has replaced the Lehman Bros. Intermediate Gov./Corp. Index as the Fund's market index, because it better reflects the principal strategies of the Fund.

(3) The Lehman Brothers Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and ten years.

(4) As of March 1, 2000, the Fund's investment advisers have designated this Index of 30 funds as the Fund's performance benchmark, replacing the Lipper Intermediate Investment Grade Debt Average.

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.05
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.30%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN AADVANTAGE
INTERMEDIATE BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Example
------------------------------------------------------
This example is intended to help you compare the cost
of investing in the Fund with the cost of investing in
other mutual funds. The example assumes that you
invest $10,000 in the Fund for the time periods
indicated and then redeem all of your shares at the
end of those periods. The Example also assumes that
your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although
your actual costs may be higher or lower, based on
these assumptions your costs would be:
1 YEAR ............................................$31
3 YEARS............................................$97
5 YEARS...........................................$169
10 YEARS..........................................$381

Investment Advisers
------------------------------

The Manager allocates the assets of the Fund among the following investment advisers:

AMR Investment Services, Inc.

Barrow, Hanley, Mewhinney & Strauss, Inc.

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN AADVANTAGE

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Income and capital appreciation.

Principal Strategies
------------------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. As an investment policy, the Fund primarily seeks income and secondarily seeks capital appreciation. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the investment advisers, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.
- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.
- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
- Select specific debt securities within each security type.
- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Risk Factors
-------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. When interest rates go down, bond prices generally go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down. When you sell your shares of the Fund, they could be worth less than what you paid for them.

--------------------------------------------------------------------------------
Prospectus                             17                        About the Funds

AMERICAN AADVANTAGE
SHORT-TERM BOND FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

Historical Performance
-----------------------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Lehman Brothers Intermediate Gov./Corp. and Merrill Lynch 1-3 Year Gov./Corp. Indexes, two broad-based market indices, and the Linked Lipper Investment Grade Debt Averages, a composite of mutual funds with the same investment objective as the Fund. The AMR Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus has been offered since December 3, 1987. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had slightly higher expenses, its performance was slightly lower than the AMR Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................    8.47%
91..........................................................   12.97%
92..........................................................    5.19%
93..........................................................    6.50%
94..........................................................    1.15%
95..........................................................   10.18%
96..........................................................    4.04%
97..........................................................    7.00%
98..........................................................    5.63%
99..........................................................    3.07%

Highest Quarterly Return:               4.66%
  (1/1/90 through 12/31/99)       (4th Quarter 1991)
Lowest Quarterly Return:                -0.53%
  (1/1/90 through 12/31/99)       (1st Quarter 1992)

                                   AVERAGE ANNUAL TOTAL
                                          RETURN
                                ---------------------------
                                      AS OF 12/31/99
                                ---------------------------
                                1 YEAR   5 YEARS   10 YEARS
                                ------   -------   --------
SHORT-TERM BOND FUND            3.07%     5.95%     6.37%
Merrill Lynch 1-3 Yr Gov./
  Corp. Index(1)                3.25%     6.59%     6.68%
Lehman Bros. Intermediate
  Gov./Corp. Index(2)           0.39%     7.09%     7.26%
Linked Lipper Investment Grade
  Debt Averages(3)              2.79%     5.74%     6.00%

 (1) The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. As of March 1, 2000, the Manager replaced the Lehman Bros. Intermediate Gov./Corp. Index with this Index, because it better reflects the duration of the Fund.

(2) The Lehman Bros. Intermediate Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and ten years.

(3) The Linked Lipper Investment Grade Debt Averages includes the Lipper Short-Term Investment Grade Debt Average prior to 1/1/96, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term Investment Grade Debt Average since 8/1/96.

Fees and Expenses
----------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                          0.25%
Distribution (12b-1) Fees                                0.00
Other Expenses                                           0.10
                                                         ----
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.35%
                                                         ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
----------------------------------------------------
This Example is intended to help you compare the
cost of investing in the Fund with the cost of
investing in other mutual funds. The Example assumes
that you invest $10,000 in the Fund for the time
periods indicated and then redeem all of your shares
at the end of those periods. The Example also as-
sumes that your investment has a 5% return each year
and that the Fund's operating expenses remain the
same. Although your actual costs may be higher or
lower, based on these assumptions your costs would
be:
1 YEAR ..........................................$36
3 YEARS.........................................$113
5 YEARS.........................................$197
10 YEARS........................................$443

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

The Manager
---------------------
The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 1999, the Manager had approximately $21.7 billion of assets under management, including approximately $8.4 billion under active management and $13.3 billion as named fiduciary or financial adviser. Of the total, approximately $15.3 billion of assets are related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

- develops the investment programs for each Fund,
- selects and changes investment advisers (subject to requisite approvals),
- allocates assets among investment advisers,
- monitors the investment advisers' investment programs and results,
- coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,
- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and
- with the exception of the International Equity and S&P 500 Index Funds, invests the portion of Fund assets that the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,
- 0.25% of the net assets of the Short-Term Bond Fund, plus
- 0.10% of the net assets of all other Funds.

In addition, the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid for the Funds for the fiscal year ended October 31, 1999, net of reimbursements and shown as a percentage of average net assets, were as follows:

FUND                             MANAGEMENT FEES
----                             ----------------
Balanced.......................       0.30%
Large Cap Value................       0.30%
Small Cap Value................       0.67%
Intermediate Bond..............       0.25%
International Equity...........       0.36%
S&P 500 Index..................       0.08%
Short-Term Bond................       0.25%

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Balanced, Large Cap Value, Small Cap Value, International Equity and Intermediate Bond Funds, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995. Prior to her current position, Ms. Eckl held the position of Vice President-Finance and Compliance of the Manager from December 1990 through April 1995.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.

Equity 500 Index Portfolio Administrator
------------------------------------------------------------

State Street serves as the adviser, administrator, custodian and transfer agent to the Equity 500 Index Portfolio. As compensation for its services as adviser, administrator, custodian and transfer agent (and for assuming ordinary operating expenses for the Portfolio, including ordinary legal and audit expenses), State Street receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the Portfolio.

The Investment Advisers
----------------------------------------

Set forth below is a brief description of the investment advisers for each Fund. The Manager is the sole investment adviser of the Short-Term Bond Fund. Except for this Fund and the S&P 500 Index Fund, each Fund's assets are allocated among the investment advisers by the Manager. The assets of

--------------------------------------------------------------------------------
Prospectus                             19                        About the Funds
the Intermediate Bond Fund are allocated by the Manager between the Manager and another investment adviser. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Trust's Board of Trustees ("Board") and the AMR Investment Services Trust Board ("AMR Trust Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is wholly owned by United Asset Management Corporation, a Delaware corporation. As of December 31, 1999, Barrow had discretionary investment management authority with respect to approximately $29.1 billion of assets, including approximately $1.3 billion of assets of AMR and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Intermediate Bond and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

BRANDYWINE ASSET MANAGEMENT, INC. ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 1999, Brandywine had assets under management totaling approximately $6.6 billion, including approximately $1.1 billion of assets of AMR and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

HOTCHKIS AND WILEY, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017, is a professional investment management firm which was founded in 1980. Hotchkis and Wiley is a division of Merrill Lynch Asset Management, L.P., a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. Assets under management as of December 31, 1999 were approximately $12.6 billion, which included approximately $1.9 billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis and Wiley serves as an investment adviser to the Balanced, Large Cap Value, Small Cap Value and International Equity Funds.

INDEPENDENCE INVESTMENT ASSOCIATES, INC. ("IIA"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services. Assets under management as of December 31, 1999, including funds managed for its parent company, were approximately $32.5 billion, which included approximately $1.2 billion of assets of AMR and its subsidiaries and affiliated entities. IIA serves as an investment adviser to the Balanced, Large Cap Value and International Equity Funds.

LAZARD ASSET MANAGEMENT, ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres & Co. LLC, a registered investment adviser and member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard provides investment management services to client discretionary accounts with assets totaling approximately $74.5 billion as of December 31, 1999, including approximately $400 million of assets of AMR and its subsidiaries and affiliated entities. Lazard serves as an investment adviser to the International Equity Fund.

STATE STREET BANK AND TRUST COMPANY ("STATE STREET"), Two International Place, Boston, Massachusetts 02110, is a Massachusetts banking corporation. State Street serves as investment adviser and administrator to the Equity 500 Index Portfolio. As of December 31, 1999, State Street Global Advisors, the division responsible for managing the Portfolio, had assets under management of $672.4 billion.

TEMPLETON INVESTMENT COUNSEL, INC. ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc. As of December 31, 1999, Templeton had discretionary investment management authority with respect to approximately $24.9 billion of assets, including approximately $842 million of assets of AMR and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each investment adviser other than State Street. Including these assets lowers the investment advisory fees for each applicable Fund.

Valuation of Shares
-------------------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities

--------------------------------------------------------------------------------
About the Funds                        20                             Prospectus
are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by the Fund's Board of Trustees, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect the security's value.

The NAV of AMR and Institutional Class shares will be determined based on a pro rata allocation of the Portfolio's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. The NAV per share of the International Equity Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

ABOUT YOUR INVESTMENT
------------------------------------------------------------
Purchase and Redemption of Shares
-------------------------------------------------------
Eligibility
---------------

AMR Class shares are offered only to investors in the tax-exempt retirement and benefit plans of the AMR Corporation and its affiliates.

Purchase Policies
--------------------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV of the following day that the Fund is open for business.

Redemption Policies
------------------------------

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 492-9063 (for the S&P 500 Index Fund, please call (800) 658-5811). Proceeds from redemption orders received by 4:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) generally are transmitted to shareholders on the next day that the Funds are open for business.

In any event, proceeds from a redemption order for any fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio.

--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

HOW TO PURCHASE SHARES
                To Make an Initial Purchase                                      To Add to an Existing Account
By Wire
Call (800) 492-9063 to purchase shares by wire. Send a bank       Call (800) 492-9063 to purchase shares by wire. Send a bank
wire to State Street Bank & Trust Co. with these                  wire to State Street Bank & Trust Co. with these
instructions:                                                     instructions:
- ABA# 0110-0002-8; AC-0002-888-6                                 - ABA# 0110-0002-8; AC-0002-888-6
- Attn: American AAdvantage Funds-AMR Class                       - Attn: American AAdvantage Funds-AMR Class
- the Fund name and number                                        - the Fund name and Fund number
- shareholder's account number and registration                   - shareholder's account number and registration
By Exchange
Shares of a Fund may be purchased by exchange from another American AAdvantage Fund if the shareholder has owned AMR Class shares of the other American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800)
492-9063 to exchange shares.

HOW TO REDEEM SHARES
Method                                                            Additional Information
By Mail
Write a letter of instruction including                           Proceeds will only be mailed to the account address of
- the Fund name and number                                        record or transmitted by wire to a commercial bank account
- shareholder account number                                      designated on the account application form.
- shares or dollar amount to be redeemed
- authorized signature
Mail to:
State Street Bank & Trust Co.
P.O. Box 1978
Boston, MA 02105-1978
Attn: American AAdvantage Funds
By Telephone
Call (800) 492-9063 to request a redemption.                      Proceeds from redemptions placed by telephone will
                                                                  generally be transmitted by wire only, as instructed on the application form.
By Exchange
Shares of a Fund may be redeemed in exchange for another American AAdvantage Fund if the shareholder has owned AMR Class shares of the Fund for at least 15 days. Send a written request to the address above or call (800) 492-9063 to exchange shares.

--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

General Policies
------------------------

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
- modify or terminate the exchange privilege at any time,
- limit the number of exchanges between Funds an investor may exercise, and
- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Distributions and Taxes
---------------------------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from certain foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month. Distributions are paid as follows:

                                                  OTHER
                                              DISTRIBUTIONS
FUND                      DIVIDENDS PAID          PAID
----                      --------------      -------------
Balanced               Annually                  Annually
Large Cap Value        Annually                  Annually
Small Cap Value        Annually                  Annually
International Equity   Annually                  Annually
S&P 500 Index          April, July, October      Annually
                         and December
Intermediate Bond      Monthly                   Annually
Short-Term Bond        Monthly                   Annually

Usually, dividends received from a Fund are taxable as ordinary income, regardless of whether dividends are reinvested. Distributions by a Fund of realized net short-term capital gains and gains from certain foreign currency transactions are similarly taxed. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Equity Fund. The Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to shareholders. In the latter event, shareholders may either deduct the taxes or use them to calculate a credit against their federal income tax.

A portion of the income dividends paid by the Balanced Fund, the Large Cap Value Fund, the Small Cap Value Fund, and the S&P 500 Index Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the Fund's aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). The International Equity Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends received by that Fund are expected to be paid by U.S. corporations.

The qualified retirement and benefit plans of AMR Corporation and its affiliates ("Plans") pay no federal income tax. Individual participants in the Plans should consult the Plans' governing documents and their own tax advisers for information on the tax consequences associated with participating in the Plans.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

ADDITIONAL INFORMATION
------------------------------------------------------------

Distribution of Trust Shares
----------------------------------------------

The Trust does not incur any direct distribution expenses related to AMR Class or Institutional Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Trust begins to incur distribution expenses for the Funds, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time.

--------------------------------------------------------------------------------
Prospectus                             23                 Additional Information

Master-Feeder Structure
--------------------------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                                    [CHART]

Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Financial Highlights
---------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except for the S&P 500 Index Fund, each Fund's highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PricewaterhouseCoopers LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

--------------------------------------------------------------------------------
Additional Information                 24                             Prospectus

                                                                               BALANCED FUND-AMR CLASS
                                                              ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                              1999(A)     1998(A)     1997(A)     1996(A B)    1995(C A)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         --------    --------    --------    ---------    ---------
Net asset value, beginning of period........................  $  14.57    $  16.23    $  15.18    $  13.98     $  12.36
Income from investment operations
  Net investment income.....................................      0.54(E)     0.55(E)     0.70(E)     0.63(E)      0.58
  Net gains (losses) on securities (realized and
    unrealized).............................................     (0.39)(E)     0.76(E)     2.13(E)     1.61(E)     1.71
                                                              --------    --------    --------    --------     --------
Total from investment operations............................      0.15        1.31        2.83        2.24         2.29
                                                              --------    --------    --------    --------     --------
Less distributions:
  Dividends from net investment income......................     (0.53)      (0.71)      (0.62)      (0.60)       (0.53)
  Distributions from net realized gains on securities.......     (1.17)      (2.26)      (1.16)      (0.44)       (0.14)
                                                              --------    --------    --------    --------     --------
Total distributions.........................................     (1.70)      (2.97)      (1.78)      (1.04)       (0.67)
                                                              --------    --------    --------    --------     --------
Net asset value, end of period..............................  $  13.02    $  14.57    $  16.23    $  15.18     $  13.98
                                                              ========    ========    ========    ========     ========
Total return................................................      0.83%       9.34%      20.36%      16.77%       19.77%
                                                              ========    ========    ========    ========     ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $840,935    $886,908    $769,289    $576,673     $542,619
  Ratios to average net assets (annualized)
    Expenses................................................      0.34%(E)    0.33%(E)    0.34%(E)    0.37%(E)     0.38%
    Net investment income...................................      3.81%(E)    3.79%(E)    4.09%(E)    4.26%(E)     4.54%
Portfolio turnover rate(D)..................................        90%         87%        105%         76%          73%

(A)Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B)Brandywine Asset Management, Inc. replaced Capital Guardian Trust Company as an investment adviser to the Fund as of April 1, 1996.

(C)GSB Investment Management, Inc. was added as an investment adviser to the Balanced Fund on January 1, 1995.

(D)On November 1, 1995 the Balanced Fund began investing all of its investable assets in a corresponding portfolio of the AMR Trust. Portfolio turnover rate since November 1, 1995 is that of its corresponding Portfolio.

(E)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

                                                                              LARGE CAP VALUE FUND-AMR CLASS
                                                             ----------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                             ----------------------------------------------------------------
                                                             1999(A E)      1998(A)       1997(A)      1996(A B)     1995(A)
      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ----------    ----------    ----------    ----------    --------
Net asset value, beginning of period.......................  $    21.03    $    21.70    $    18.56    $    15.95    $  14.20
Income from investment operations
  Net investment income....................................        0.49(D)       0.46(D)       0.45(D)       0.47(D)     0.44
  Net gains (losses) on securities (realized and
    unrealized)............................................       (0.02)(D)       0.89(D)       4.47(D)       3.15(D)     2.30
                                                             ----------    ----------    ----------    ----------    --------
Total from investment operations...........................        0.47          1.35          4.92          3.62        2.74
                                                             ----------    ----------    ----------    ----------    --------
Less distributions:
  Dividends from net investment income.....................       (0.47)        (0.44)        (0.47)        (0.44)      (0.45)
  Distributions from net realized gains on securities......       (2.26)        (1.58)        (1.31)        (0.57)      (0.54)
                                                             ----------    ----------    ----------    ----------    --------
Total distributions........................................       (2.73)        (2.02)        (1.78)        (1.01)      (0.99)
                                                             ----------    ----------    ----------    ----------    --------
Net asset value, end of period.............................  $    18.77    $    21.03    $    21.70    $    18.56    $  15.95
                                                             ==========    ==========    ==========    ==========    ========
Total return...............................................        1.97%         6.56%        28.40%        23.66%      21.03%
                                                             ==========    ==========    ==========    ==========    ========
Ratios and supplemental data:
  Net assets, end of period (in thousands).................  $1,384,358    $1,614,432    $1,431,805    $1,008,518    $706,884
  Ratios to average net assets (annualized)
    Expenses...............................................        0.34%(D)      0.31%(D)      0.34%(D)      0.36%(D)    0.38%
    Net investment income..................................        2.17%(D)      2.12%(D)      2.45%(D)      2.80%(D)    3.20%
Portfolio turnover rate(C).................................          33%           40%           35%           40%         26%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) Brandywine Asset Management, Inc. replaced Capital Guardian Trust Company as an investment adviser to the Fund as of April 1, 1996.

(C) On November 1, 1995 the Large Cap Value Fund began investing all of its investable assets in a corresponding Portfolio of the AMR Trust. Portfolio turnover rate since November 1, 1995 is that of its corresponding Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(E) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

--------------------------------------------------------------------------------
Prospectus                             25                 Additional Information

                                                              SMALL CAP VALUE FUND-
                                                                    AMR CLASS
                                                              ---------------------
                                                                   MARCH 1 TO
                                                                OCTOBER 31, 1999
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ---------------------
Net asset value, beginning of period........................         $  9.13
                                                                     -------
Income from investment operations:
  Net investment income(A)..................................            0.04
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................           (0.09)
                                                                     -------
Total from investment operations............................           (0.05)
                                                                     -------
Less distributions:
  Dividends from net investment income......................              --
  Distributions from net realized gains on securities.......              --
                                                                     -------
Total distributions.........................................              --
                                                                     -------
Net asset value, end of period..............................         $  9.08
                                                                     =======
Total return (not annualized)...............................           (0.55)%
                                                                     =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................         $64,662
  Ratios to average net assets (annualized)(A):
    Expenses................................................            0.70%
    Net investment income...................................            1.14%
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................            0.24%
Portfolio turnover rate(B)..................................              31%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.

(B) The Small Cap Value Fund invests all of its investable assets in a corresponding Portfolio of the AMR Trust. Portfolio turnover rate is that of the Portfolio.

                                                                        INTERNATIONAL EQUITY FUND-AMR CLASS()
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                              1999(A B)    1998(A)     1997(A)     1996(A)     1995(A)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ---------    --------    --------    --------    --------
Net asset value, beginning of period........................  $  17.01     $  17.15    $  15.06    $  13.31    $  12.87
Income from investment operations Net investment income.....   0.39(D)         0.37(D)     0.37(D)     0.31(D)     0.30
    Net gains on securities (realized and unrealized).......   2.94(D)         0.34(D)     2.46(D)     1.98(D)     0.68
                                                              --------     --------    --------    --------    --------
Total from investment operations............................      3.33         0.71        2.83        2.29        0.98
                                                              --------     --------    --------    --------    --------
Less distributions:
  Dividends from net investment income......................     (0.39)       (0.37)      (0.33)      (0.30)      (0.22)
  Distributions from net realized gains on securities.......     (0.49)       (0.48)      (0.41)      (0.24)      (0.32)
                                                              --------     --------    --------    --------    --------
Total distributions.........................................     (0.88)       (0.85)      (0.74)      (0.54)      (0.54)
                                                              --------     --------    --------    --------    --------
Net asset value, end of period..............................  $  19.46     $  17.01    $  17.15    $  15.06    $  13.31
                                                              ========     ========    ========    ========    ========
Total return................................................     20.27%        4.44%      19.39%      17.72%       8.18%
                                                              ========     ========    ========    ========    ========
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $602,593     $496,040    $464,588    $330,898    $227,939
  Ratios to average net assets (annualized)
    Expenses................................................      0.39%(D)     0.53%(D)    0.58%(D)    0.57%(D)    0.60%
    Net investment income...................................      2.25%(D)     2.26%(D)    2.51%(D)    2.49%(D)    2.65%
Portfolio turnover rate(C)..................................        63%          24%         15%         19%         21%

(A)Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B)Morgan Stanley Asset Management, Inc. was replaced as investment adviser to the International Equity Fund on March 1, 1999 by Lazard Asset Management and Independence Investment Associates.

(C)On November 1, 1995 the International Equity Fund began investing all of its investable assets in a corresponding Portfolio of the AMR Trust. Portfolio turnover rate since November 1, 1995 is that of its corresponding Portfolio.

(D)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

--------------------------------------------------------------------------------
Additional Information                 26                             Prospectus

                                                                         S&P 500
                                                                       INDEX FUND-
                                                                 INSTITUTIONAL CLASS(A)
                                                              -----------------------------
                                                                 YEAR ENDED DECEMBER 31
                                                              -----------------------------
                                                                1999       1998     1997(B)
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         --------   --------   -------
Net asset value, beginning of period........................  $  16.78   $  13.16   $10.00
Income from investment operations
  Net investment income(C)..................................      0.19       0.16     0.14
  Net gains on securities (realized and unrealized)(C)......      3.27       3.62     3.16
                                                              --------   --------   ------
Total from investment operations............................      3.46       3.78     3.30
                                                              --------   --------   ------
Less distributions:
  Dividends from net investment income......................     (0.19)     (0.16)   (0.14)
                                                              --------   --------   ------
Total distributions.........................................     (0.19)     (0.16)   (0.14)
                                                              --------   --------   ------
Net asset value, end of period..............................  $  20.05   $  16.78   $13.16
                                                              ========   ========   ======
Total return................................................    20.70%      28.87%   33.09%
                                                              ========   ========   ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $568,645   $100,870   $7,862
  Ratios to average net assets(C)
    Net investment income...................................      1.28%      1.41%    1.61%
    Expenses................................................      0.17%      0.20%    0.20%
    Decrease reflected in above expense ratio due to
     absorption of expenses by Bankers Trust and the
     Manager................................................        --       0.06%    0.43%
Portfolio turnover rate(D)..................................        13%         4%      19%

(A)Prior to March 1, 2000, the S&P 500 Index Fund-Institutional Class invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company.

(B)The S&P 500 Index Fund-Institutional Class commenced active operations on December 31, 1996 and on March 1, 1998, existing shares were designated Institutional Class shares.

(C)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Equity 500 Index Portfolio.

(D)Portfolio turnover rate is that of the Equity 500 Index Portfolio.

                                                              INTERMEDIATE
                                                              BOND FUND --
                                                               AMR CLASS
                                                              ------------
                                                                MARCH 1
                                                                   TO
                                                              OCTOBER 31,
                                                                  1999
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         ------------
Net asset value, beginning of period........................    $  9.95
                                                                -------
Income from investment operations:
  Net investment income(A)..................................       0.39
  Net gains (losses) on securities (both realized and
    unrealized)(A)..........................................      (0.37)
                                                                -------
Total from investment operations............................       0.02
                                                                -------
Less distributions:
  Dividends from net investment income......................      (0.39)
  Distributions from net realized gains on securities.......         --
                                                                -------
Total distributions.........................................      (0.39)
                                                                -------
Net asset value, end of period..............................    $  9.58
                                                                =======
Total return (not annualized)...............................      (0.17)%
                                                                =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................    $46,655
  Ratios to average net assets (annualized)(A):
    Expenses................................................      0.30%
    Net investment income...................................      6.12%
Portfolio turnover rate(B)..................................       123%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

(B)The Intermediate Bond Fund invests all of its investable assets in a corresponding Portfolio of the AMR Trust. Portfolio turnover rate is that of the Portfolio.

--------------------------------------------------------------------------------
Prospectus                             27                 Additional Information

                                                                      SHORT-TERM BOND FUND-AMR CLASS
                                                              -----------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------
                                                               1999     1998(A)    1997      1996      1995
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:         -------   -------   -------   -------   -------
Net asset value, beginning of period........................  $  9.62   $  9.62   $  9.67   $  9.81   $  9.68
Income from investment operations
  Net investment income.....................................  0.59(C)   0.65(C)   0.66(C)   0.65(C)      0.64
  Net gains (losses) on securities (realized and
    unrealized).............................................    (0.33)(C)  -- (C)   (0.05)(C)   (0.14)(C)    0.13
                                                                        -------   -------   -------   -------
Total from investment operations............................     0.26      0.65      0.61      0.51      0.77
                                                              -------   -------   -------   -------   -------
Less distributions:
  Dividends from net investment income......................    (0.59)    (0.65)    (0.66)    (0.65)    (0.64)
  Distributions from net realized gains on securities.......       --        --        --        --        --
                                                              -------   -------   -------   -------   -------
Total distributions.........................................    (0.59)    (0.65)    (0.66)    (0.65)    (0.64)
                                                              -------   -------   -------   -------   -------
Net asset value, end of period..............................  $  9.29   $  9.62   $  9.62   $  9.67   $  9.81
                                                              =======   =======   =======   =======   =======
Total return................................................     2.83%     6.93%     6.57%     5.38%     8.22%
                                                              =======   =======   =======   =======   =======
Ratios and supplemental data:
  Net assets, end of period (in thousands)..................  $66,767   $95,056   $64,010   $59,526   $64,595
  Ratios to average net assets (annualized)
    Expenses................................................     0.35%(C)  0.34%(C)  0.32%(C)  0.33%(C)  0.36%
    Net investment income...................................     6.26%(C)  6.71%(C)  6.90%(C)  6.66%(C)  6.60%
Portfolio turnover rate(B)..................................      115%       74%      282%      304%      183%

(A)Prior to March 1, 1998, the Short-Term Bond Fund was known as the Limited-Term Income Fund.

(B)On November 1, 1995 the Short-Term Bond Fund began investing all of its investable assets in a corresponding Portfolio of the AMR Trust. Portfolio turnover rate since November 1, 1995 is that of its corresponding Portfolio.

(C)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

--------------------------------------------------------------------------------
Additional Information                 28                             Prospectus

                                  -- Notes --

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 433-2434.



ANNUAL REPORT/SEMI-ANNUAL REPORT

The Funds' Annual and Semi-Annual Reports list each Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Funds or to request a copy of the documents listed above:

      [PHONE]                  [MAILBOX]                           [KEYBOARD]                               [MOUSE]

   By Telephone:               By Mail:                            By E-mail:
Call (800) 388-3344   American AAdvantage Funds        american_aadvantagefunds@amrcorp.com             On the Internet:
                       P.O. Box 619003, MD5645                                                Visit our website at www.aafunds.com
                      DFW Airport, TX 75261-9003                                              Visit the SEC website at www.sec.gov


Copies of these documents may also be obtained from the SEC Public Reference Room by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009. The Public Reference Room can be reached at (202) 942-8090.



Fund Service Providers:

CUSTODIAN                  TRANSFER AGENT             INDEPENDENT AUDITORS      DISTRIBUTOR
STATE STREET BANK          STATE STREET BANK          ERNST & YOUNG LLP         SWS FINANCIAL SERVICES
  AND TRUST                 AND TRUST (AMR CLASS)     Dallas, Texas             Dallas, Texas
Boston, Massachusetts      Boston, Massachusetts

                           NATIONAL FINANCIAL
                            DATA SERVICES
                           (INSTITUTIONAL CLASS)
                           Kansas City, Missouri


                        [AMERICAN AADVANTAGE FUNDS LOGO]


                            SEC File Number 811-4984

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Balanced Fund, American AAdvantage Large Cap Value Fund, American AAdvantage International Equity Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund and American AAdvantage Small Cap Value Fund are service marks of AMR Investment Services, Inc. Russell 2000 is a registered service mark of the Frank Russell Company.

--------------------------------------------------------------------------------

                               PLATINUM CLASS(SM)

--------------------------------------------------------------------------------


                      [AMERICAN AADVANTAGE FUNDS(R) LOGO]

                                   PROSPECTUS
                                 MARCH 1, 2000




                                    AMERICAN
                              AADVANTAGE FUNDS(R)


o   MONEY MARKET FUND

o   MUNICIPAL MONEY
    MARKET FUND

o   U.S. GOVERNMENT MONEY
    MARKET FUND



                               AMERICAN AADVANTAGE
                                MILEAGE FUNDS(R)


o   MONEY MARKET MILEAGE FUND

o   MUNICIPAL MONEY MARKET
    MILEAGE FUND

o   U.S. GOVERNMENT MONEY
    MARKET MILEAGE FUND



The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of these Funds. To state otherwise is a criminal offense.


Managed by AMR Investment Services, Inc.

     TABLE OF CONTENTS
---------------------------

    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Risk Factors................................................    6
    Investor Profile............................................    7
    Historical Performance......................................    7
    Fees and Expenses...........................................   14
    Examples....................................................   15
    The Manager.................................................   15
    Valuation of Shares.........................................   16
    About Your Investment
    Purchase and Redemption of Shares...........................   16
    Distributions and Taxes.....................................   22
    AAdvantage(R) Miles.........................................   23
    Additional Information
    Distribution of Trust Shares................................   25
    Master-Feeder Structure.....................................   25
    Financial Highlights........................................   26

--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

ABOUT THE FUNDS
-------------------------

Overview                        The American AAdvantage Funds (the "AAdvantage
--------                        Funds") and the American AAdvantage Mileage
                                Funds (the "Mileage Funds") are managed by AMR
                                Investment Services, Inc. (the "Manager"), a
                                wholly owned subsidiary of AMR Corporation.
                                The AAdvantage Funds and Mileage Funds
                                (collectively, the "Funds") operate under a
                                master-feeder structure. This means that each
                                Fund seeks its investment objective by investing
                                all of its investable assets in a corresponding
                                Portfolio of the AMR Investment Services Trust
                                ("AMR Trust") that has a similar name and
                                identical investment objective. Throughout this
                                Prospectus, statements regarding investments by
                                a Fund refer to investments made by its
                                corresponding Portfolio. For easier reading, the
                                term "Fund" is used throughout the Prospectus to
                                refer to either a Fund or its Portfolio, unless
                                stated otherwise. See "Master-Feeder Structure".
                                Each shareholder of the Mileage Funds will
                                receive American Airlines(R) AAdvantage(R)
                                travel awards program ("AAdvantage") miles.(1)
                                AAdvantage miles will be posted monthly to each
                                shareholder's AAdvantage account at an annual
                                rate of one mile for every $10 invested in the
                                Fund. See "AAdvantage Miles".

---------------

(1)American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.
--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

Money Market Funds ("Money Market Funds")
------------------------------------------------------
American AAdvantage Money Market Fund
American AAdvantage Money Market Mileage Fund

Municipal Money Market Funds ("Municipal Funds")
----------------------------------------------------
American AAdvantage Municipal Money Market Fund
American AAdvantage Municipal Money Market Mileage Fund

U.S. Government Money Market Funds ("Government Funds")
-----------------------------------------------------------
American AAdvantage U.S. Government Money Market Fund
American AAdvantage U.S. Government Money Market Mileage Fund
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE            Current income, liquidity and the maintenance of
----------------------          a stable price of $1.00 per share.
(All Funds)

PRINCIPAL STRATEGIES            Each Money Market Fund invests exclusively in
--------------------            high quality variable or fixed rate, U.S.
(Money Market Funds)            dollar-denominated short-term money market
                                instruments. These securities may include
                                obligations of the U.S. Government, its agencies
                                and instrumentalities; corporate debt
                                securities, such as commercial paper, master
                                demand notes, loan participation interests,
                                medium-term notes and funding agreements;
                                Yankeedollar and Eurodollar bank certificates of
                                deposit, time deposits, and bankers'
                                acceptances; asset-backed securities; and
                                repurchase agreements involving the foregoing
                                obligations.
                                Each Fund will only buy securities with the
                                following credit qualities:
                                - rated in the highest short-term categories by
                                two rating organizations, such as "A-1" by
                                  Standard & Poor's Corporation and "P-1" by
                                  Moody's Investors Service, Inc., at the time
                                  of purchase,
                                - rated in the highest short-term category by
                                one rating organization if the securities are
                                  rated only by one rating organization, or
                                - unrated securities that are determined to be
                                of equivalent quality by the Manager pursuant to

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

                                  guidelines approved by each Fund's Board of Trustees.
                                Each Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Fund may not maintain this concentration.
                                Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Municipal Funds)               Under normal market conditions, each Municipal
                                Fund invests at least 80% of its net assets in
                                securities whose interest income is exempt from
                                federal income tax. These securities may be
                                issued by or on behalf of the governments of
                                U.S. states, counties, cities, towns,
                                territories, or public authorities. All
                                securities purchased by each Fund will be
                                guaranteed by the U.S. Government, its agencies,
                                or instrumentalities; secured by irrevocable
                                letters of credit issued by qualified banks; or
                                guaranteed by one or more municipal bond
                                insurance policies.

                                Each Fund will only buy securities with the following credit qualities:

                                - rated in the highest short-term categories by two rating organizations, such as "A-1" by
                                  Standard & Poor's and "P-1" by Moody's
                                  Investors Service, Inc., at the time of
                                  purchase,
                                - rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

                                - unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by each Fund's Board of Trustees.
                                Securities purchased by each Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Fund will not exceed 90 days.

(Government Funds)              Each Government Fund invests exclusively in
                                obligations issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities
                                and repurchase agreements that are
                                collateralized by such obligations. Some of
                                these securities are not backed by the full
                                faith and credit of the U.S. Government. U.S.
                                Government securities include direct obligations
                                of the U.S. Treasury (such as Treasury bills,
                                Treasury notes and Treasury bonds).
                                Securities purchased by each Fund generally have
                                remaining maturities of 397 days or less,
                                although instruments subject to repurchase
                                agreements and certain variable and floating
                                rate obligations may bear longer final
                                maturities. The average dollar-weighted maturity
                                of each Fund will not exceed 90 days.

RISK FACTORS                    - The yield paid by each Fund is subject to
-------------                   changes in interest rates. As a result, there is
(All Funds)                       risk that a decline in short-term interest
                                  rates would lower its yield and the overall
                                  return on your investment.
                                - Although each Fund seeks to preserve the value
                                of your investment at $1.00 per share, it is
                                  possible to lose money by investing in the
                                  Fund.
                                Your investment in a Fund is not insured or
                                guaranteed by the U.S. Government or any
                                financial or government institution.

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

(Money Market and               - As with any money market fund, there is the
Municipal Funds)                risk that the issuers or guarantors of
                                  securities owned by each Fund will default on
                                  the payment of principal or interest or the
                                  obligation to repurchase securities from each
                                  Fund.

INVESTOR PROFILE                All of the Funds may be suitable for investors
----------------                who:
(All Funds)
                                - seek the preservation of capital and to avoid
                                  fluctuations in principal
                                - desire regular, monthly income from a highly
                                  liquid investment
                                - require a short-term vehicle for cash when
                                making long-term investment decisions
                                - seek a rate of return that is potentially
                                higher than certificates of deposit or savings
                                  accounts

(Municipal Funds)               The Municipal Funds may be suitable for
                                investors who:
                                - desire regular, monthly income that is
                                generally exempt from Federal income tax
                                - seek an after-tax rate of return that is
                                potentially higher than certificates of deposit
                                  or savings accounts

(Mileage Funds)                 The Mileage Funds may be suitable for investors
                                who desire to receive miles in the American
                                Airlines AAdvantage(R) program.

HISTORICAL PERFORMANCE          The bar charts and tables below provide an
-------------------------       indication of risk by showing how each Fund's
                                performance has varied from year to year. Past
                                performance is not necessarily indicative of how
                                each Fund will perform in the future. You may
                                call 1-800-388-3344 to obtain each Fund's
                                current seven-day yield.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

(American AAdvantage            The Platinum Class of the Fund began offering
Money Market Fund (sm))         its shares on November 7, 1995. However, another
                                class of shares of the Fund not offered in this
                                prospectus has been offered since September 1,
                                1987. In the chart and table below, performance
                                results before November 7, 1995 are for the
                                older class. Because the other class had lower
                                expenses, its performance was better than the
                                Platinum Class of the Fund would have realized
                                in the same period.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................    8.40%
91..........................................................    6.77%
92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.77%
97..........................................................    4.90%
98..........................................................    4.82%
99..........................................................    4.41%

Highest Quarterly Return:             2.06%
  (1/1/90 through 12/31/99)     (2nd Quarter 1990)
Lowest Quarterly Return:              0.80%
  (1/1/90 through 12/31/99)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/99
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Fund...........................................  4.41%     4.96%     5.14%

(American AAdvantage            The Fund's performance, as shown in the chart
Money Market Mileage            and table below, is derived from a combination
Fund (sm))                      of the Fund's performance and that of another
                                fund (the "Companion Fund") not offered in this
                                prospectus. The Companion Fund has been managed
                                by the

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

                                Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding
                                Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion
                                Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The
                                Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 1999 are for the Platinum Class of Fund shares.
                                Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

90..........................................................    8.40%
91..........................................................    6.77%
92..........................................................    4.02%
93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.56%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%

Highest Quarterly Return:             2.06%
  (1/1/90 through 12/31/99)     (2nd Quarter 1990)
Lowest Quarterly Return:              0.74%
  (1/1/90 through 12/31/99)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/99
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Mileage Fund...................................  4.30%     4.80%     4.97%

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

(American AAdvantage            The Platinum Class of the Fund began offering
Municipal Money Market          its shares on November 7, 1995. However, another
Fund (sm))                      class of shares of the Fund not offered in this
                                prospectus has been offered since November 10,
                                1993. In the chart and table below, performance
                                results before November 7, 1995 are for the
                                older class. Because the other class had lower
                                expenses, its performance was better than the
                                Platinum Class of the Fund would have realized
                                in the same period.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.66%
95..........................................................    3.71%
96..........................................................    2.78%
97..........................................................    2.83%
98..........................................................    2.64%
99..........................................................    2.34%

Highest Quarterly Return:          1.00%
  (1/1/94 through 12/31/99)  (2nd Quarter 1995)
Lowest Quarterly Return:           0.49%
  (1/1/94 through 12/31/99)  (1st Quarter 1999)

                                                          AVERAGE ANNUAL TOTAL RETURN
                                                       ----------------------------------
                                                                 AS OF 12/31/99
                                                       ----------------------------------
                                                                          SINCE INCEPTION
                                                       1 YEAR   5 YEARS     (11/10/93)
                                                       ------   -------   ---------------
Municipal Money Market Fund..........................  2.34%     2.86%         2.81%

--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

(American AAdvantage            The Fund's performance, as shown in the chart
Municipal Money Market          and table below, is derived from a combination
Mileage Fund (sm))              of the Fund's performance and that of another
                                fund (the "Companion Fund") not offered in this
                                prospectus. The Companion Fund has been managed
                                by the Manager since its inception on November
                                10, 1993. Like the Fund, the Companion Fund
                                invests all of its investable assets in a
                                corresponding Portfolio of the AMR Trust. The
                                performance results from inception through
                                October 31, 1995 are those of the Companion
                                Fund's Mileage Class of shares. The Fund began
                                offering it shares on November 1, 1995.
                                Performance results shown below from that date
                                through October 31, 1999 are for the initial
                                class of Fund shares. The Platinum Class of the
                                Fund began offering its shares on November 1,
                                1999. Thus, performance results from that date
                                through December 31, 1999 are for the Platinum
                                Class of Fund shares. Because the Companion Fund
                                and the Fund's initial class had lower expenses,
                                their performance was better than the Fund would
                                have realized in the same period.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................    2.37%
95..........................................................    3.48%
96..........................................................    3.09%
97..........................................................    3.23%
98..........................................................    3.06%
99..........................................................    2.69%

Highest Quarterly Return:                                           0.91%
  (1/1/94 through 12/31/99)                                   (2nd Quarter 1995)
Lowest Quarterly Return:                                            0.46%
  (1/1/94 through 12/31/99)                                   (1st Quarter 1994)

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                         -------------------------------
                                                                 AS OF 12/31/99
                                                         -------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                         1 YEAR    5 YEARS    (11/10/93)
                                                         ------    -------    ----------
Municipal Money Market Mileage Fund....................  2.69%      3.11%       2.96%

--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

(American AAdvantage            The Platinum Class of the Fund began offering
U.S. Government Money           its shares on November 7, 1995. However, another
Market Fund (sm))               class of shares of the Fund not offered in this
                                prospectus has been offered since March 2, 1992.
                                In the chart and table below, performance
                                results before November 7, 1995 are for the
                                older class. Because the other class had lower
                                expenses, its performance was better than the
                                Platinum Class of the Fund would have realized
                                in the same period.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.05%
94..........................................................    4.09%
95..........................................................    5.62%
96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%

Highest Quarterly Return:          1.43%
  (1/1/93 through 12/31/99)  (2nd Quarter 1995)
Lowest Quarterly Return:           0.74%
  (1/1/93 through 12/31/99)  (4th Quarter 1993)

                                                      AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------
                                                             AS OF 12/31/99
                                                   ----------------------------------
                                                                      SINCE INCEPTION
                                                   1 YEAR   5 YEARS      (3/2/92)
                                                   ------   -------   ---------------
U.S. Government Money Market Fund................  4.20%     4.72%         4.30%

(American AAdvantage            The Fund's performance, as shown in the chart
U.S. Government Money           and table below, is derived from a combination
Market Mileage Fund (sm))       of the Fund's performance and that of another
                                fund (the "Companion Fund") not offered in this
                                prospectus. The Companion Fund has been managed
                                by the

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

                                Manager since its inception on March 2, 1992.
                                Like the Fund, the Companion Fund invests all of its investable assets in a corresponding
                                Portfolio of the AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion
                                Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The
                                Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 1999 are for the Platinum Class of Fund shares.
                                Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.00%
94..........................................................    3.79%
95..........................................................    5.37%
96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%

Highest Quarterly Return:                                           1.35%
  (1/1/93 through 12/31/99)                                   (2nd Quarter 1995)
Lowest Quarterly Return:                                            0.70%
  (1/1/93 through 12/31/99)                                   (4th Quarter 1993,
                                                              1st Quarter 1994)

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                         -------------------------------
                                                                 AS OF 12/31/99
                                                         -------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                         1 YEAR    5 YEARS     (3/2/92)
                                                         ------    -------    ----------
U.S. Government Money Market Mileage Fund..............   4.55%     4.98%        4.42%

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

FEES AND EXPENSES               This table describes the fees and expenses that
                                you may pay if you buy and hold shares of each Fund. The expense table and the Examples below reflect the expenses of each Fund and its corresponding Portfolio.


[CHART]

                                                                                                                U.S.
                                                     MONEY                          MUNICIPAL      U.S.      GOVERNMENT
                                                     MARKET    MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                                     ------   MARKET      MONEY      MARKET       MONEY        MARKET
                                                              MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                                              -------   ---------   ---------   ----------   ----------

Management Fees....................................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees..........................  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.....................................  0.60%(2)  0.75%      0.69%(2)    0.92%(1)    0.64%(2)     0.95%(1)
                                                     -----     -----      -----       -----       -----        -----

Total Annual Fund Operating Expenses...............  0.95%     1.10%      1.04%       1.27%       0.99%        1.30%
                                                     =====     =====      =====       =====       =====        =====

Fee Waiver and/or Expense Reimbursement............     --     0.01%(3)      --       0.17%(4)       --        0.20%(5)
Net Expenses.......................................  0.95%     1.09%      1.04%       1.10%       0.99%        1.10%

(1) Other Expenses are based on estimates for the current fiscal year.

(2) Other Expenses reflects current fees.

(3) The Manager has contractually agreed to waive a portion of Distribution Fees for the Money Market Mileage Fund through December 31, 2000 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.09%.

(4) The Manager has contractually agreed to waive a portion of Distribution Fees for the Municipal Money Market Mileage Fund through December 31, 2000 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.

(5) The Manager has contractually agreed to waive a portion of Distribution Fees for the U.S. Government Money Market Mileage Fund through December 31, 2000 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.10%.

--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

EXAMPLES These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                    ------   -------   -------   --------
                      Money Market................................   $ 97     $303      $525      $1,166
                      Money Market Mileage*.......................   $111     $349      $605      $1,339
                      Municipal Money Market......................   $106     $331      $574      $1,271
                      Municipal Money Market Mileage*.............   $112     $386      $681      $1,519
                      U.S. Government Money Market................   $101     $315      $547      $1,213
                      U.S. Government Money Market Mileage*.......   $112     $392      $694      $1,550

                                * Fee waivers are only guaranteed by the Manager
                                  through December 31, 2000. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.

THE MANAGER                     The Funds have retained AMR Investment Services,
                                Inc. to serve as their Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort
                                Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December
                                31, 1999, the Manager had approximately $21.7 billion of assets under management, including approximately $8.4 billion under active management and $13.3 billion as named fiduciary or financial adviser. Of the total, approximately $15.3 billion of assets are related to AMR Corporation.
                                The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The
                                Manager

--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

                                develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

VALUATION OF SHARES             The price of each Fund's shares is based on its
---------------------           net asset value ("NAV") per share. Each Fund's
                                NAV is computed by adding total assets,
                                subtracting all of the Fund's liabilities, and
                                dividing the result by the total number of
                                shares outstanding. Securities held by the Funds
                                are valued in accordance with the amortized cost
                                method, which is designed to enable the Funds to
                                maintain a stable NAV of $1.00 per share. Debt
                                securities (other than short-term securities)
                                usually are valued on the basis of prices
                                provided by a pricing service. In some cases,
                                the price of debt securities is determined using
                                quotes obtained from brokers.
                                The NAV of Platinum Class shares will be
                                determined based on a pro rata allocation of
                                investment income, expenses and total capital
                                gains and losses. Each Fund's NAV per share is
                                determined as of the close of the New York Stock
                                Exchange ("Exchange"), generally 4:00 p.m.
                                Eastern time, on each day on which the Exchange
                                is open for business, with the exception of
                                Columbus Day and Veterans Day. The Funds are
                                closed and no NAV is calculated on these days.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Eligibility                     Platinum Class shares are offered on a
                                continuous basis at net asset value through
                                selected financial institutions (such as banks
                                and broker-dealers). Shares of the Mileage Funds
                                are offered only to individuals and certain
                                grantor trusts. Qualified retirement plans (i.e.
                                IRAs, Keogh, profit sharing

--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

                                plans) and institutional investors are not eligible to invest in the Mileage Funds.

Purchase Policies               No sales charges are assessed on the purchase or
                                sale of Fund shares. Shares of the Funds are
                                offered and purchase orders accepted until the
                                deadlines listed below on each day on which the
                                Exchange is open for trading. In addition,
                                shares are not offered and orders are not
                                accepted on Columbus Day and Veterans Day.

                                                                    PURCHASE BY
                                             FUND                 (EASTERN TIME):*
                                             ----                 ----------------
                               Money Market and
                                 Government Funds                     4:00 p.m.
                               Municipal Funds                       11:45 a.m.
                               * or the close of the Exchange
                                 (whichever comes first)

                                If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S.
                                funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account              A completed, signed application is required to
                                open an account. Financial institutions may have
                                different procedures for opening an account.
                                Eligible investors in the Mileage Funds can
                                enroll in the American Airlines AAdvantage(R)
                                Program by calling (800) 433-7300. You may
                                request a Fund application form by calling (800)
                                967-9009.
                                Complete the application, sign it and:
                                Mail to:
                                American AAdvantage Funds-Platinum Class
                                P.O. Box 619003, MD 5645
                                DFW Airport, TX 75261-9003

--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

Redemption Policies             Shares of any Fund may be redeemed by telephone
                                or mail on any day that the Fund is open for
                                business. The redemption price will be the NAV
                                next determined after a redemption order is
                                received in good order. Any questions regarding
                                what constitutes good order should be directed
                                to the financial institution through which Fund
                                shares were purchased. Proceeds from redemptions
                                requested by the following deadlines will
                                generally be wired to shareholders on the same
                                day.

                                                                     SAME DAY
                                                                 WIRE REDEMPTION
                                                                  ORDER DEADLINE
                               FUND                              (EASTERN TIME)*:
                               ----                              ----------------
                               Money Market and Government
                                 Funds                               2:00 p.m.
                               Municipal Funds                      11:45 a.m.
                                * or the close of the Exchange (whichever comes
                                                      first)

                                In any event, proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.
                                The Funds reserve the right to suspend
                                redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted;
                                (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.
                                Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding
                                Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.

--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment

HOW TO PURCHASE SHARES

To Make an Initial Purchase                          To Add to an Existing Account
------------------------------------------------------------------------------------------
By Check
- Make check payable to American AAdvantage   Include the shareholder's account number and
  Funds                                       Fund name and Fund number on the check. Mail
- Include the Fund name, Fund number and      check ($50 minimum) to:
  "Platinum Class" on the check.
- Mail check ($2,500 minimum) to:             American AAdvantage Funds
                                              P.O. Box 219643
American AAdvantage Funds                     Kansas City, MO 64121-9643
P.O. Box 219643
Kansas City, MO 64121-9643
By Wire
If your account has been established, you     Call (800) 388-3344 to purchase shares by
may call (800) 388-3344 to purchase shares    wire. Send a bank wire to State Street Bank
by wire. Send a bank wire to State Street     & Trust Co. with these instructions:
Bank & Trust Co. with these instructions:     - ABA# 0110-0002-8; AC-9905-342-3
- ABA# 0110-0002-8; AC-9905-342-3             - Attn: American AAdvantage Funds
- Attn: American AAdvantage Funds             - the Fund name and Fund number
- the Fund name and Fund number               - account number and registration
- account number and registration
By Exchange
Shares of an AAdvantage Fund or Mileage Fund  Shares of an AAdvantage Fund or Mileage Fund
may be purchased by exchange from another     may be redeemed in exchange for another
American AAdvantage Fund-Platinum Class or    American AAdvantage Fund-Platinum Class or
American AAdvantage Mileage Fund-Platinum     American AAdvantage Mileage Fund- Platinum
Class, as applicable, if the shareholder has  Class, as applicable, if the shareholder has owned shares of the other AAdvantage Fund or  owned shares of the AAdvantage Fund or
Mileage Fund for at least 15 days. Send a     Mileage Fund for at least 15 days. Send a
written request to the address above or call  written request to the address above or call
(800) 388-3344 to exchange shares.            (800) 388-3344 to exchange shares.

--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus

HOW TO REDEEM SHARES

Method                                                  Additional Instructions
------------------------------------------------------------------------------------------
By Telephone
Call (800) 388-3344 to request a redemption.  Proceeds from redemptions placed by telephone will generally be transmitted by
                                              wire only, as instructed on the application
                                              form.
By Mail
Write a letter of instruction including       - Other supporting documents may be required
- the Fund name, Fund number and class        for estates, trusts, guardianships,
- shareholder account number                  custodians, corporations, IRAs and welfare,
- shares or dollar amount to be redeemed      pension and profit sharing plans. Call (800)
- authorized signature(s) of all persons        388-3344 for instructions.
  required to sign for the account            - Proceeds will only be mailed to the
                                              account address of record or transmitted by
Mail to:                                        wire to a commercial bank account
American AAdvantage Funds                       designated on the account application
P.O. Box 219643                                 form.
Kansas City, MO 64121-9643
By Check
Choose the check writing feature on the       - Minimum check amount is $100
account application.                          - A $2 service fee per check is charged for
                                                check copies
                                              - A $15 service fee will be charged when a
                                                check is presented for an amount greater
                                                than the value of the shareholder's
                                                account
                                              - A $12 fee will be charged for "stop
                                                payment" requests
By Pre-Authorized Automatic Redemption
Contact the financial institution through     Proceeds will be transferred automatically
which you purchased Fund shares.              from your Fund account to your bank account
                                              via ACH on or about the 15th day of each
                                              month ($100 minimum).
By Exchange
Shares of an AAdvantage Fund or Mileage Fund may be redeemed in exchange for another
American AAdvantage Fund-Platinum Class or American AAdvantage Mileage Fund-Platinum
Class, as applicable, if the shareholder has owned shares of the AAdvantage Fund or
Mileage Fund for at least 15 days. Send a written request to the address above or call
(800) 388-3344 to exchange shares.

--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment

General Policies                If a shareholder's account balance in any Fund
                                falls below $2,500, the shareholder may be asked
                                to increase the balance. If the account balance
                                remains below $2,500 after 45 days, the Funds
                                reserve the right to close the account and send
                                the proceeds to the shareholder.
                                The following policies apply to instructions you
                                may provide to the Funds by telephone:
                                - The Funds, their officers, trustees,
                                directors, employees, or agents are not
                                  responsible for the authenticity of
                                  instructions provided by telephone, nor for
                                  any loss, liability, cost or expense incurred
                                  for acting on them.
                                - The Funds employ procedures reasonably
                                  designed to confirm that instructions
                                  communicated by telephone are genuine.
                                - Due to the volume of calls or other unusual
                                  circumstances, telephone redemptions may be
                                  difficult to implement during certain time
                                  periods.
                                The Funds reserve the right to:
                                - reject any order for the purchase of shares
                                and to limit or suspend, without prior notice,
                                  the offering of shares,
                                - modify or terminate the exchange privilege at
                                any time,
                                - limit the number of exchanges between Funds an
                                  investor may exercise, and
                                - seek reimbursement from you for any related
                                loss incurred if your payment for the purchase
                                  of Fund shares by check does not clear your
                                  bank.
                                Each financial institution is responsible for
                                the prompt transmission of purchase and
                                redemption orders of its clients. Financial
                                institutions may provide varying arrangements
                                for their clients with respect to the purchase
                                and redemption of Platinum Class shares. Shares
                                purchased through financial institutions may be
                                subject to transaction fees. Financial
                                institutions offering Platinum Class shares may
                                impose fees on investors for check writing

--------------------------------------------------------------------------------

About Your Investment                  24                             Prospectus

                                privileges or, if approved by the Funds, establish variations on minimum check amounts.
                                Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.

DISTRIBUTIONS AND TAXES         The Funds distribute most or all of their net
--------------------------      earnings in the form of dividends from net
                                investment income and distributions of realized
                                net capital gains that are paid to shareholders
                                monthly on the first business day after the
                                month ends. Unless the account application
                                instructs otherwise, distributions will be
                                reinvested in additional Fund shares. Usually,
                                dividends (except those paid by the Municipal
                                Funds) and distributions of net realized gains
                                are taxable events.
                                The Municipal Funds designate most of their
                                distributions as "exempt-interest dividends,"
                                which may be excluded from gross income. If the
                                Funds earn taxable income from any of their
                                investments, that income will be distributed as
                                a taxable dividend. If the Funds invest in
                                private activity obligations, shareholders will
                                be required to treat a portion of the
                                exempt-interest dividends they receive as a "tax
                                preference item" in determining their liability
                                for federal alternative minimum tax ("AMT").
                                Some states exempt from income tax the interest
                                on their own obligations and on obligations of
                                governmental agencies and municipalities in the
                                state; accordingly, each year shareholders will
                                receive tax information on the Funds'
                                exempt-interest income by state.
                                This is only a summary of some of the important
                                income tax considerations that may affect Fund
                                shareholders. Shareholders should consult their
                                tax adviser regarding specific questions as to
                                the effect of federal, state or local income
                                taxes on an investment in the Funds.

--------------------------------------------------------------------------------

Prospectus                             25                  About Your Investment

AADVANTAGE(R) MILES             The AAdvantage program offers the opportunity to
--------------------            obtain free upgrades and travel awards on
                                American Airlines and AAdvantage airline
                                participants, as well as upgrades and discounts
                                on car rental and hotel accommodations. For more
                                information about the AAdvantage program, call
                                American Airlines at (800) 433-7300.
                                AAdvantage travel awards ("miles") will be
                                posted monthly in arrears to each shareholder's
                                AAdvantage account based on the shareholder's
                                average daily account balance during the
                                previous month. Miles are posted at an annual
                                rate of one mile per $10 maintained in each
                                Mileage Fund. Mileage is calculated on the
                                average daily balance and posted monthly. The
                                average daily balance is calculated by adding
                                each day's balance and dividing by the number of
                                days in the month. For example, the average
                                daily balance on a $50,000 account funded on the
                                16th day of a month having 30 days (and
                                maintained at that balance through the end of
                                the month) would be $25,000. Mileage received
                                for that month would be 208 miles. If the same
                                balance were maintained through the next month,
                                the average daily balance would be $50,000, and
                                the mileage would be 417 miles that month and
                                every month the $50,000 investment was
                                maintained in the Mileage Fund. These miles
                                appear on subsequent AAdvantage program
                                statements.
                                For trust accounts, AAdvantage miles will be
                                posted only in a trustee's individual name, and
                                not in the name of the trust account. Before
                                investing in the Mileage Funds, trustees of
                                trust accounts should consult their own legal
                                and tax advisers as to the tax effect of this
                                arrangement and whether this arrangement is
                                consistent with their legal duties as trustees.
                                American Airlines has informed the Mileage Funds
                                that in administering an AAdvantage member's
                                AAdvantage account, it shall not be required to
                                distinguish between AAdvantage miles accumulated
                                by the individual in his/her capacity as

--------------------------------------------------------------------------------

About Your Investment                  26                             Prospectus

                                trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.
                                The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may find it necessary to change AAdvantage program rules, regulations, travel awards and special offers at any time. This means that American Airlines may initiate changes impacting, for example, participant affiliations, rules for earning mileage credit, mileage levels and rules for the use of travel awards, continued availability of travel awards, blackout dates and limited seating for travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage program with six months' notice. AAdvantage travel awards, mileage accrual and special offers are subject to governmental regulations.

--------------------------------------------------------------------------------

Prospectus                             27                  About Your Investment

ADDITIONAL INFORMATION
----------------------

DISTRIBUTION OF                 The AAdvantage Funds and Mileage Funds have each
TRUST SHARES                    adopted a Distribution Plan for the Platinum
---------------                 Class (the "Plans") in accordance with Rule
                                12b-1 under the Investment Company Act of 1940
                                ("1940 Act"), which allow the Funds to pay
                                distribution and other fees for the sale of Fund
                                shares and for other services provided to
                                shareholders. In addition, the Mileage Funds'
                                Plan authorizes expenses incurred in connection
                                with participation in the AAdvantage program.
                                The Plans provide that each Platinum Class Fund
                                will pay 0.25% per annum of its average daily
                                net assets to the Manager (or another entity
                                approved by the applicable Board). Because these
                                fees are paid out of each Fund's assets on an
                                on-going basis, over time these fees will
                                increase the cost of your investment and may
                                cost you more than paying other types of sales
                                charges.


MASTER-FEEDER STRUCTURE         The Funds operate under a master-feeder
-----------------------         structure. This means that each Fund is a
                                "feeder" fund that invests all of its investable
                                assets in a "master" fund with the same
                                investment objective. The "master" fund
                                purchases securities for investment. The
                                master-feeder structure works as follows:

                                [Master-Feeder Structure Graph]

                                Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the

--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus
                                investment policies and restrictions described in this Prospectus.

FINANCIAL HIGHLIGHTS            The financial highlights tables are intended to
--------------------            help you understand each Fund's financial
                                performance for the past five years (or, if shorter, the period of the Fund's operations).
                                Certain information reflects financial results for a single share of the Fund's Platinum Class.
                                The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.

                                                                             MONEY MARKET FUND
                                                  -----------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                                  -----------------------------------------------------------------------
                                                   TWO MONTHS                                                 NOVEMBER 7,
                                                     ENDED               YEAR ENDED OCTOBER 31,                 1995 TO
                                                  DECEMBER 31,   --------------------------------------       OCTOBER 31,
     FOR A SHARE OUTSTANDING THROUGHOUT THE           1999         1999           1998           1997            1996
                    PERIOD:                       ------------   --------       --------       --------       -----------
Net asset value, beginning of period............    $   1.00     $   1.00       $   1.00       $   1.00        $   1.00
                                                    --------     --------       --------       --------        --------
Net investment income...........................        0.01(A)      0.04(A)        0.05(A)        0.05(A)         0.05(A)
Less dividends from net investment income.......       (0.01)       (0.04)         (0.05)         (0.05)          (0.05)
                                                    --------     --------       --------       --------        --------
Net asset value, end of period..................    $   1.00     $   1.00       $   1.00       $   1.00        $   1.00
                                                    ========     ========       ========       ========        ========
Total return (not annualized)...................        0.82%(C)     4.33%          4.89%          4.87%           4.78%(B,C)
                                                    ========     ========       ========       ========        ========
Ratios and supplemental data:
 Net assets, end of period (in thousands).......    $866,041     $841,653       $744,226       $494,413        $119,981
 Ratios to average net assets (annualized)
   Expenses.....................................        1.00%(A)     0.97%(A)       0.94%(A)       0.93%(A)        0.94%(A)
   Net investment income........................        4.87%(A)     4.24%(A)       4.78%(A)       4.80%(A)        4.63%(A)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized.

--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                    MONEY MARKET MILEAGE FUND
                                            -------------------------------------------------------------------------
                                                                        PLATINUM CLASS(A)
                                            -------------------------------------------------------------------------
                                             TWO MONTHS                     YEAR ENDED                    JANUARY 29,
                                               ENDED                       OCTOBER 31,                        TO
                                            DECEMBER 31,       ------------------------------------       OCTOBER 31,
  FOR A SHARE OUTSTANDING THROUGHOUT THE        1999             1999          1998          1997            1996
                 PERIOD:                    ------------       --------       -------       -------       -----------
Net asset value, beginning of period......    $   1.00         $   1.00       $  1.00       $  1.00         $  1.00
                                              --------         --------       -------       -------         -------
Income from investment operations:
 Net investment income(B).................        0.01             0.04          0.05          0.05            0.03
 Dividends from net investment income.....       (0.01)           (0.04)        (0.05)        (0.05)          (0.03)
                                              --------         --------       -------       -------         -------
Net asset value, end of period............    $   1.00         $   1.00       $  1.00       $  1.00         $  1.00
                                              ========         ========       =======       =======         =======
Total return (not annualized).............        0.80%(C)         4.22%         4.74%         4.71%           4.78%(C)
                                              ========         ========       =======       =======         =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).............................    $442,218         $342,192       $73,875       $49,184         $15,429
 Ratios to average net assets
   (annualized)(B):
   Expenses...............................        1.09%            1.09%         1.09%         1.09%           1.09%
   Net investment income..................        4.80%            4.17%         4.64%         4.64%           4.48%
 Decrease reflected in above expense ratio
   due to absorption of expenses by the
   Manager................................        0.01%               -          0.03%         0.05%           0.15%

(A) The Money Market Mileage Fund-Platinum Class commenced active operations on January 29, 1996, and at that time the existing shares of the Fund were designated as Mileage Class shares.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Not annualized.

--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                                      MUNICIPAL MONEY MARKET FUND
                                                     --------------------------------------------------------------
                                                                             PLATINUM CLASS
                                                     --------------------------------------------------------------
                                                      TWO MONTHS                                        NOVEMBER 7,
                                                        ENDED            YEAR ENDED OCTOBER 31,           1995 TO
                                                     DECEMBER 31,    ------------------------------     OCTOBER 31,
                                                         1999         1999       1998        1997          1996
                                                     ------------    -------    -------     -------     -----------
Net asset value, beginning of period...............     $  1.00      $  1.00    $  1.00     $  1.00       $  1.00
   Net investment income...........................        0.01(A)      0.02(A)    0.03(A)     0.03(A)       0.03(A)
   Less dividends from net investment income.......       (0.01)       (0.02)     (0.03)      (0.03)        (0.03)
                                                        -------      -------    -------     -------       -------
Net asset value, end of period.....................     $  1.00      $  1.00    $  1.00     $  1.00       $  1.00
                                                        -------      -------    -------     -------       -------
Total return (not annualized)......................        0.47%(C)     2.27%      2.75%       2.79%         2.88%(B,C)
                                                        -------      -------    -------     -------       -------
Ratios and supplemental data:
   Net assets, end of period (in thousands)........     $76,076      $81,118    $87,852     $63,883       $49,862
   Ratios to average net assets (annualized):
      Expenses.....................................        1.05%(A)     1.04%(A)    1.04%(A)    1.03%(A)      0.97%(A)
      Net investment income........................        2.77%(A)     2.24%(A)    2.69%(A)    2.75%(A)      2.72%(A)
                                                        -------      -------    -------     -------       -------
   Decrease reflected in above expense ratio due to
    absorption of expenses by the Manager..........        0.03%        0.01%      0.03%       0.01%         0.05%

(A)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B)Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(C) Not annualized.

--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                                MUNICIPAL MONEY
                                                                MARKET MILEAGE
                                                                     FUND
                                                               -----------------
                                                               PLATINUM CLASS(B)
                                                               -----------------
                                                               TWO MONTHS ENDED
                                                                 DECEMBER 31,
                                                                     1999
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:          -----------------
Net asset value, beginning of period........................        $  1.00
                                                                    -------
Income from investment operations:
 Net investment income(A)...................................           0.01
 Dividends from net investment income.......................          (0.01)
                                                                    -------
Net asset value, end of period..............................        $  1.00
                                                                    =======
Total return (not annualized)...............................           0.45%(C)
                                                                    =======
Ratios and supplemental data:
 Net assets, end of period (in thousands)...................        $     1
 Ratios to average net assets (annualized)(A):
   Expenses.................................................           1.10%
   Net investment income....................................           2.74%
 Decrease reflected in above expense ratio due to absorption
   of expenses by the Manager...............................           0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                   U.S. GOVERNMENT MONEY MARKET FUND
                                                ------------------------------------------------------------------------
                                                                             PLATINUM CLASS
                                                ------------------------------------------------------------------------
                                                 TWO MONTHS                                                  NOVEMBER 7,
                                                   ENDED                 YEAR ENDED OCTOBER 31,                1995 TO
                                                DECEMBER 31,       -----------------------------------       OCTOBER 31,
    FOR A SHARE OUTSTANDING THROUGHOUT THE          1999            1998         1997(B)                        1996
                   PERIOD:                      ------------       -------       -------                     -----------
Net asset value, beginning of period..........    $  1.00          $  1.00       $  1.00       $  1.00         $  1.00
                                                  -------          -------       -------       -------         -------
Net investment income.........................       0.01(A)          0.04(A)       0.05(A)       0.05(A)         0.04(A)
Less dividends from net investment income.....      (0.01)           (0.04)        (0.05)        (0.05)          (0.04)
                                                  -------          -------       -------       -------         -------
Net asset value, end of period................    $  1.00          $  1.00       $  1.00       $  1.00         $  1.00
                                                  =======          =======       =======       =======         =======
Total return (not annualized).................       0.80%(E)         4.09%         4.71%         4.61%           4.58%(C,E)
                                                  =======          =======       =======       =======         =======
Ratios and supplemental data:
 Net assets, end of period (in thousands).....    $78,585          $84,385       $78,412       $68,439         $52,153
 Ratios to average net assets (annualized)(D)
   Expenses...................................       1.02%(A)         1.01%(A)      1.01%(A)      0.99%(A)        1.00%(A)
   Net investment income......................       4.77%(A)         4.01%(A)      4.62%(A)      4.53%(A)        4.35%(A)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(B) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results exclude fees waived by the Manager during the year ended October 31, 1998. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 4.62%, respectively.

(E) Not annualized.

--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                                U.S. GOVERNMENT
                                                                 MONEY MARKET
                                                                 MILEAGE FUND
                                                               -----------------
                                                               PLATINUM CLASS(B)
                                                               -----------------
                                                               TWO MONTHS ENDED
                                                                 DECEMBER 31,
                                                                     1999
       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:          -----------------
Net asset value, beginning of period........................        $  1.00
                                                                    -------
Income from investment operations:
 Net investment income(A)...................................           0.01
 Dividends from net investment income.......................          (0.01)
                                                                    -------
Net asset value, end of period..............................        $  1.00
                                                                    =======
Total return (not annualized)...............................           0.80%(C)
                                                                    =======
Ratios and supplemental data:
 Net assets, end of period (in thousands)...................        $     1
 Ratios to average net assets (annualized)(A):
   Expenses.................................................           1.10%
   Net investment income....................................           4.69%
 Decrease reflected in above expense ratio due to absorption
   of expenses by the Manager...............................           0.20%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 967-9009.


ANNUAL REPORT/SEMI-ANNUAL REPORT

The Fund's Annual and Semi-Annual Reports list the Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund's performance. The report of the Fund's independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:


            BY TELEPHONE:                                        BY MAIL:
         Call (800) 967-9009                            American AAdvantage Funds
                                                         P.O. Box 619003, MD5645
                                                       DFW Airport, TX 75261-9003


              BY E-MAIL:                                      ON THE INTERNET:
american_aadvantagefunds@amrcorp.com              Visit our website at www.aafunds.com
                                                  Visit the SEC website at www.sec.gov


Copies of these documents may also be obtained from the SEC Public Reference Room by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009. The Public Reference Room can be reached at (202) 942-8090.

              AMERICAN                                      AMERICAN AADVANTAGE
         AADVANTAGE FUNDS(R)                                  MILEAGE FUNDS(R)

       SEC File Number 811-4984                           SEC File Number 811-9018

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                          AMERICAN AADVANTAGE FUNDS(R)

                               -- AMR CLASS(SM) --
                            -- INSTITUTIONAL CLASS --
                            -- PLANAHEAD CLASS(R) --

                                  MARCH 1, 2000

         The American AAdvantage Balanced Fund(sm) (the "Balanced Fund"), American AAdvantage Large Cap Value Fund(sm), formerly known as the American AAdvantage Growth and Income Fund prior to March 1, 1999 and as the American AAdvantage Equity Fund prior to August 1, 1994 (the "Large Cap Value Fund"), American AAdvantage International Equity Fund(sm) (the "International Equity Fund"), American AAdvantage Small Cap Value Fund(sm) (the "Small Cap Fund"), American AAdvantage S&P 500 Index Fund (the "S&P 500 Index Fund"), American AAdvantage Intermediate Bond Fund(sm) (the "Intermediate Bond Fund"), American AAdvantage Short-Term Bond Fund(sm), formerly known as the American AAdvantage Limited-Term Income Fund prior to March 1, 1998 (the "Short-Term Bond Fund"), American AAdvantage Money Market Fund(sm) (the "Money Market Fund"), American AAdvantage Municipal Money Market Fund(sm) (the "Municipal Money Market Fund") and American AAdvantage U.S. Government Money Market Fund(sm), formerly known as the American AAdvantage U.S. Treasury Money Market Fund prior to March 1, 1997 (the "U.S. Government Money Market Fund"), (individually, a "Fund" and collectively, the "Funds") are ten separate investment portfolios of the American AAdvantage Funds (the "Trust"), a no-load, open-end, diversified management investment company organized as a Massachusetts business trust on January 16, 1987. Each Fund constitutes a separate investment portfolio with a distinct investment objective, and distinct purpose and strategy. Each Fund is comprised of multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates to the AMR, Institutional and PlanAhead Classes of the Trust.

         Each Fund, except the S&P 500 Index Fund, seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and an identical investment objective to the investing Fund. The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio ("Equity 500 Index Portfolio"), which has an identical investment objective. Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company ("BT"). The Equity 500 Index Portfolio and the portfolios of the AMR Trust are referred to herein individually as a "Portfolio" and, collectively, the "Portfolios." Each Portfolio has an investment objective identical to the investing Fund. The AMR Trust is a separate investment company managed by AMR Investment Services, Inc. (the "Manager"). The Equity 500 Index Portfolio is a separate investment company managed by State Street Bank and Trust Company ("State Street"), through its State Street Global Advisors division.

         This SAI should be read in conjunction with an AMR Class, an Institutional Class or a PlanAhead Class prospectus, dated March 1, 2000, (individually, a "Prospectus"), copies of which may be obtained without charge by calling (800) 388-3344 for a PlanAhead or Institutional Class Prospectus or
(817) 967-3509 for an AMR Class Prospectus.

         This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks.................................2

Investment Restrictions.......................................................3

Temporary Defensive Position..................................................6

Portfolio Turnover............................................................6

Trustees and Officers of the Trust and the AMR Trust..........................6

Trustees and Officers of the Equity 500 Index Portfolio.......................8

Control Persons and 5% Shareholders...........................................9

Investment Advisory Agreements...............................................12

Management, Administrative Services and Distribution Fees....................13

Other Service Providers......................................................14

Portfolio Securities Transactions............................................15

Redemptions in Kind..........................................................17

Net Asset Value..............................................................17

Tax Information..............................................................17

Yield and Total Return Quotations............................................20

Description of the Trust.....................................................23

Other Information............................................................24

Financial Statements.........................................................37

Appendix A...................................................................38

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

         In addition to the investment strategies described in the Prospectuses, the Balanced Fund, the Large Cap Value Fund, the International Equity Fund, and the Small Cap Value Fund may:

         Invest up to 20% of total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security (such as Standard & Poor's Corporation or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of each of these Funds' debt allocations. The International Equity Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any rating organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market. These Funds, at the discretion of the investment advisers, may retain a debt security that has been downgraded below the initial investment criteria.

         Each Fund may (except where indicated otherwise):

         1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. (The S&P 500 Index Fund will not engage in dollar rolls or purchase or sell securities on a forward commitment basis.) The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities take place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

         2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

         3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

         4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the investment advisers or the Manager attempt to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

         5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by
         Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Money Market Portfolios will not invest more than 10% (and the other Funds' respective Portfolios will not invest more than 15%) of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust's Board of Trustees ("AMR Trust Board") or the Equity 500 Index Portfolio Board, that any Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

         Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

         All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical, except for the S&P 500 Index Fund and the Equity 500 Index Portfolio. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund, except for the S&P 500 Index Fund, and the Trust's Board of Trustees ("Board").

PORTFOLIOS OF THE AMR TRUST

         In addition to the investment limitations noted in the Prospectuses, the following nine restrictions have been adopted by each Portfolio of the AMR Trust, and may be changed with respect to any such Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the 1940 Act, as amended, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the AMR Trust may:

         1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectuses.

         2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectuses. In addition, the Balanced Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, and International Equity Portfolio may purchase or sell futures contracts and options on futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

         3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

         4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

         5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

         6. Issue senior securities except that the Portfolio may engage in when-issued securities and forward commitment transactions and the International Equity Portfolio may engage in currency futures and forward currency contracts.

         7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes. In addition, the Balanced Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, and International Equity Portfolio may borrow money from the Manager or any of its affiliates for temporary purposes. The aggregate amount of borrowing for each Portfolio is not to exceed 10% of the value of the Portfolio's assets at the time of borrowing. Although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

         8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

         9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

         The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

         The following non-fundamental investment restrictions may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. The Portfolio may not:

         1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

         2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

         All Portfolios of the AMR Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law; however, pursuant to exemptive relief granted by the SEC, a Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio, Municipal Money Market Portfolio, and U.S. Government Money Market Portfolio. A Portfolio of the AMR Trust may incur duplicate advisory or management fees when investing in another mutual fund.

EQUITY 500 INDEX PORTFOLIO AND S&P 500 INDEX FUND

         The following investment restrictions are "fundamental policies" of the Equity 500 Index Portfolio and the S&P 500 Index Fund, and may be changed with respect to the Portfolio or the Fund only by the majority vote of the Portfolio's or Fund's outstanding interests or shares, respectively, as defined above. Except where noted otherwise, the fundamental investment restrictions of the Equity 500 Index Portfolio and the S&P 500 Index Fund are substantially the same. Whenever the S&P 500 Index Fund is requested to vote on a change in the fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing Fund shareholders not voting will be voted by the Board in the same proportion as the Fund shareholders who do, in fact, vote.

The Equity 500 Index Portfolio and the S&P 500 Index Fund may not:

         1. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings). The S&P 500 Index Fund may borrow money in an amount not more than 1/3 of the current value of its net assets as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

         2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

         3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The S&P 500 Index Fund may not purchase or sell interests in oil, gas or mineral leases.

         4. Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

         5. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities. The S&P 500 Index Fund may not make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

         6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

         7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

         8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Portfolio's total assets would be invested in any one industry.

         9. Issue any class of securities that is senior to the Portfolio's beneficial interests, to the extent prohibited by the Investment Company Act of 1940, as amended, provided that, for the S&P 500 Index Fund, collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

         In addition, it is contrary to the Portfolio's present policy, which may be changed without interestholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to the Portfolio, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

                          TEMPORARY DEFENSIVE POSITION

         While assuming a temporary defensive position, a Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

                               PORTFOLIO TURNOVER

         Following is a list of the Funds' corresponding Portfolios exhibiting significant variation in the portfolio turnover rate for the fiscal years ended October 31, 1998 and 1999.

               PORTFOLIO                    1998     1999
               ---------                    ----     ----
               Short-Term Bond                74%     115%
               Intermediate Bond             181%     123%

         High portfolio turnover can increase a Fund's transaction costs and generate additional capital gains or losses. The portfolio turnover rate for the Short-Term Bond and Intermediate Bond Funds may continue to exceed 100% due to the active style in which the portfolios are managed in response to changes in market conditions.

              TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR TRUST

         The Board provides broad supervision over the Trust's affairs. The Manager is responsible for the management of Trust assets, and the Trust's officers are responsible for the Trust's operations. The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.

                                      POSITION WITH
NAME, AGE AND ADDRESS                 EACH TRUST        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                 ----------        ----------------------------------------
William F. Quinn* (52)                Trustee and       President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                      President         American Airlines Employees Federal Credit Union (1989-Present);
                                                        Director, Crescent Real Estate Equities, Inc. (1994-Present); Vice Chairman,
                                                        United Way of Tarrant County, Texas (1988-Present); Director, Southern
                                                        Methodist University Cox School of Business (1999-Present); Director,
                                                        Southern Methodist University Endowment Fund Advisory Board (1996-Present);
                                                        Trustee, American AAdvantage Mileage Funds (1995-Present); Trustee, American
                                                        Select Funds (1999-Present).

Alan D. Feld (63)                     Trustee           Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present)#; Director,
1700 Pacific Avenue                                     Clear Channel Communications (1984-Present); Director, CenterPoint
Suite 4100                                              Properties, Inc. (1994-Present); Trustee, American AAdvantage Mileage Funds
Dallas, Texas  75201                                    (1996-Present); Trustee, American Select Funds (1999-Present).

Ben J. Fortson (67)                   Trustee           President and CEO, Fortson Oil Company (1958-Present); Director,
301 Commerce Street                                     Kimbell Art Foundation  (1964-Present); Director, Burnett Foundation
Suite 3301                                              (1987-Present); Honorary Trustee, Texas Christian University (1986-Present);
Fort Worth, Texas  76102                                Trustee, American Aadvantage Mileage Funds (1996-Present); Trustee, American
                                                        Select Funds (1999-Present).

John S. Justin (83)                   Trustee           Chairman (1969-Present), Chief Executive Officer (1969-1999), Justin
2821 West Seventh Street                                Industries, Inc. (a diversified  holding company); Executive Board
Fort Worth, Texas  76107                                Member, Blue Cross/Blue Shield of Texas (1985-Present); Board Member,
                                                        Zale Lipshy Hospital (1993-Present); Trustee, Texas Christian University
                                                        (1980-Present); Director and Executive Board Member, Moncrief Radiation
                                                        Center (1985-Present); Trustee, American AAdvantage Mileage Funds
                                                        (1995-Present); Trustee, American Select Funds (1999-Present).

Stephen D. O'Sullivan* (64)           Trustee           Consultant (1994-Present); Trustee, American AAdvantage Mileage Funds
                                                        (1995-Present); Trustee, American Select Funds (1999-Present).

Roger T. Staubach (58)                Trustee           Chairman  of the Board and Chief Executive Officer  of The Staubach
15601 Dallas Parkway                                    Company (a commercial real estate company) (1982-Present); Director,
Suite 400                                               Brinker International (1993-Present); Trustee, Institute for Aerobics
Dallas, Texas 75001                                     Research;  Member, Executive Council, Daytop/Dallas; Member, National
                                                        Board of Governors, United Way of America; Board of Directors, PowerUP;
                                                        former quarterback of the Dallas Cowboys professional football team;
                                                        Trustee, American AAdvantage Mileage Funds (1995-Present); Trustee, American
                                                        Select Funds (1999-Present).

Kneeland Youngblood (44)              Trustee           Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                      (1998-Present); Director, L&B RealtyAdvisors (1998-2000); Trustee,
Suite 1740                                              Teachers Retirement System of Texas (1993-1999); Director, United
Dallas, Texas 75201                                     States Enrichment Corporation (1993-1998), Director, Just For the Kids
                                                        (1995-Present); Director, Starwood Financial Trust (1998-Present); Member,
                                                        Council on Foreign Relations (1995-Present); Trustee, American AAdvantage
                                                        Mileage Funds (1996-Present); Trustee, American Select Funds (1999-Present).

Nancy A. Eckl (37)                    Vice              Vice President, Trust Investments, AMR Investment Services, Inc.
                                      President         (1990-Present).

                                       POSITION WITH
NAME, AGE AND ADDRESS                  EACH TRUST         PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                  ----------         ----------------------------------------
Michael W. Fields (46)                 Vice               Vice President, Fixed Income Investments, AMR Investment Services,
                                       President          Inc. (1988-Present).

Barry Y. Greenberg (36)                Vice President     Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                       and Assistant      (1995-Present); Attorney, Securities and Exchange Commission
                                       Secretary          (1988-1995).

Rebecca L. Harris (33)                 Treasurer          Vice President, Finance (1995-Present), Controller (1991-1995), AMR
                                                          Investment Services, Inc.

John B. Roberson (41)                  Vice               Vice President, Sales and Marketing, AMR Investment Services, Inc.
                                       President          (1991-Present).

Robert J. Zutz (47)                    Secretary          Partner, Kirkpatrick & Lockhart LLP (law firm)
1800 Massachusetts Ave. NW
2nd Floor
Washington, D.C. 20036


* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the Trust and AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

         All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.

         As compensation for their service to the Trust, the American AAdvantage Mileage Funds, the American Select Funds and the AMR Trust (collectivley, the "Trusts"), the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to March 1, 2000, the Trusts compensated Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Beginning March 1, 2000, Mr. O'Sullivan will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 1999. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.


                                        Aggregate          Pension or Retirement
                                       Compensation      Benefits Accrued as Part    Estimated Annual     Total Compensation
                                         From the           of the AAdvantage         Benefits Upon           From the
Name of Trustee                      AAdvantage Trust        Trust's Expenses           Retirement              Trusts
---------------                    -------------------   ------------------------    ----------------     ------------------
William F. Quinn                            $0                      $0                      $0                    $0
Alan D. Feld                             $27,894                    $0                      $0                 $85,697
Ben J. Fortson                            $2,532                    $0                      $0                  $7,778
John S. Justin                              $0                      $0                      $0                    $0
Stephen D. O'Sullivan                       $0                      $0                      $0                    $0
Roger T. Staubach                         $9,439                    $0                      $0                 $28,997
Kneeland Youngblood                      $21,194                    $0                      $0                 $65,114

             TRUSTEES AND OFFICERS OF THE EQUITY 500 INDEX PORTFOLIO

         The Equity 500 Index Portfolio Board oversees the activities of the Equity 500 Index Portfolio and reviews contractual arrangements with companies that provide services to the Portfolio. The Trustees and officers of the Equity 500 Index Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                                          POSITION WITH
                                          EQUITY 500
NAME, AGE AND ADDRESS                     INDEX PORTFOLIO      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                     ---------------      ----------------------------------------
William L. Boyan (61)                     Trustee              Chairman of the Board of Trustees, Old Mutual South Africa
John Hancock Financial Services                                Equity Trust (1995-Present); Trustee, Children's Hospital and
200 Clarendon Street                                           Children's Medical Center (1983-Present); Director (1983-1998)
Boston, MA  02117                                              and President and Chief Operations Officer (1992-1998), John
                                                               Hancock Mutual Life Insurance Company.

Michael F. Holland (54)                   Trustee              Director and President, Holland & Company LLC (1995-Present);
375 Park Avenue                                                General Partner, The Blackstone Group (1994-1995).
New York, NY  10152

Rina K. Spence (50)                       Trustee              Founder, President and CEO, Spence Center for Women's Health
7 Acacia Street                                                (1994-1998).
Cambridge, MA  02138

Douglas T. Williams (59)                  Trustee              Executive/Senior Vice President, Chase Manhattan Bank (1987-1999).
P.O. Box 779
Nantucket, MA  02554

James B. Little (64)                      President and        Senior Vice President and CEO of Mutual Funds, John Hancock
695 Adams Street                          Treasurer            Funds (1986-1998); Senior Vice President, Putnam Investments
Dorchester, MA  02212                                          (1979-1986).

         Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio. The BT Equity 500 Index Portfolio and certain other investment companies advised by BT (the "BT Funds Complex") collectively pay each Trustee who is not a director, officer or employee of BT or any of its affiliates an annual fee of $10,000, respectively, per annum plus $1,250, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses. For the years ended December 31, 1998, and 1999 the BT Equity 500 Index Portfolio incurred Trustees fees equal to $2,982 and $4,242, respectively.

         The following table reflects fees paid to the Trustees of the BT Equity 500 Index Portfolio for their services to that Portfolio and to certain other investment companies advised by BT (the "BT Funds Complex") for the year ended December 31, 1999.

                                                                                        Total Compensation from BT Funds
                                                 Aggregate Compensation from the BT         Complex Paid to Trustees
        Name of Trustee                               Equity 500 Index Portfolio                   (24 Funds)
        ---------------                          ----------------------------------     --------------------------------
        Charles P. Biggar                                       $1,235                               $43,750
        S. Leland Dill                                          $1,074                               $43,750
        Martin J. Gruber                                         $212                                $45,000
        Richard J. Herring                                       $189                                $43,750
        Bruce E. Langton                                         $212                                $43,750
        Philip Saunders, Jr.                                    $1,108                               $45,000
        Harry Van Benschoten                                     $212                                $45,000

                       CONTROL PERSONS AND 5% SHAREHOLDERS

         The following persons may be deemed to control certain Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2000:

American AAdvantage Balanced Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..................84%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Large Cap Value Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..................98%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Small Cap Value Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..................97%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage International Equity Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..................51%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage Short-Term Bond Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..................92%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

American AAdvantage S&P 500 Index Fund
AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof..................91%
4333 Amon Carter Boulevard
Fort Worth, TX  76155

         AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof own 100% of the shares of the AMR Class of the Balanced Fund, the Large Cap Value Fund, the Small Cap Value Fund, the International Equity Fund, the Intermediate Bond Fund and the Short-Term Bond Fund.

         In addition, the following persons own 5% or more of the outstanding shares of a Fund or Class as of January 31, 2000:

                                                              Total    Institutional     PlanAhead
American AAdvantage International Equity Fund                 Fund        Class            Class
---------------------------------------------                 ----     -------------     ---------
Sky Chefs Master Trust                                          11%               78%
   601 Ryan Plaza Drive
   Arlington, TX  76011

                                                              Total    Institutional     PlanAhead
American AAdvantage International Equity Fund                 Fund        Class            Class
---------------------------------------------                 ----     -------------     ---------
The Burnett Foundation                                                             7%
   801 Cherry Street, Suite 1400
   Fort Worth, TX  76102
Charles Schwab & Co.*                                           12%*              24%*          28%*
   101 Montgomery Street
   San Francisco, CA  94104-4122
Fidelity Investments Institutional Operations Co. Inc.*                                         25%*
   100 Magellan Way
   Covington, KY  41015-1999
NA Bank & Co.*                                                                     8%*           8%*
   P.O. Box 2180
   Tulsa, OK  74101-2180
National Financial Services Corp.*                                                 9%*          13%*
   P.O. Box 3908
   New York, NY  10163-3908
Oklahoma Gas & Electric                                                            5%
   P.O. Box 321
   Oklahoma City, OK 73101-0321
*Denotes record owner of Fund shares only

                                                              Total    Institutional     PlanAhead
American AAdvantage S&P 500 Index Fund                        Fund        Class            Class
--------------------------------------                        ----     -------------     ---------
Charles Schwab & Co.*                                                                           16%*
   4500 Cherry Creek Dr. South, Suite 700
   Denver, CO  80222
Pershing*                                                                                        6%*
   One Pershing Plaza, 6th Floor
   Jersey City, NJ  07399-0001
Retirement Advisors of America*                                  8%*               8%*
   13155 Noel Road, Floor 24
   Dallas, TX  75240-5090
*Denotes record owner of Fund shares only


                                                              Total    Institutional     PlanAhead
American AAdvantage Intermediate Bond Fund                    Fund        Class            Class
------------------------------------------                    ----     -------------     ---------
 National Financial Services Corp.*                                                             77%*
    P.O. Box 3908
    New York, NY  10163-3908
 Retirement Advisors of America*                                76%*              99%*
    13155 Noel Road, Floor 24
    Dallas, TX  75240-5090
*Denotes record owner of Fund shares only


                                                              Total    Institutional     PlanAhead
American AAdvantage Short-Term Bond Fund                      Fund        Class            Class
----------------------------------------                      ----     -------------     ---------
Charles Schwab & Co.*                                                             14%*           7%*
   101 Montgomery Street
   San Francisco, CA  94104-4122
C.R. Smith Museum                                                                 39%
   P.O. Box 619616 MD 5334
   Dallas/Fort Worth Airport, TX  75261-9616
Fidelity Investments*                                                                           42%*
   P.O. Box 73307
   Chicago, IL  60673-7307
First Financial Trust                                                             17%
   161 Worcester Road
   Framingham, MA 01701
The Komen Foundation Endowment                                                    10%
   5005 LBJ Freeway, Suite 250
   Dallas, TX  75244-6120
National Financial Services Corp.*                                                12%*           5%*
   P.O. Box 3908
   New York, NY  10163-3908
*Denotes record owner of Fund shares only


                                                              Total    Institutional     PlanAhead
American AAdvantage Money Market Fund                         Fund        Class            Class
-------------------------------------                         ----     -------------     ---------
LA Teachers Retirement System                                                      5%
   Custodial Trust Co.
   101 Carnegie Center
   Princeton, NJ  08540-6231
DFW International Airport Revenue Bonds                                            6%
   Chase Bank of Texas NA
   600 Travis Street, Suite 1150
   Houston, TX  77002-3002
Hewlett Packard Finance Co.                                      7%               11%
   3000 Hanover Street
   Palo Alto, CA 94304-1185
NA Bank & Co.*                                                                     7%*
   P.O. Box 2180
   Tulsa, OK  74101-2180
National Investor Service Corp.*                                 9%*                            91%*
   55 Water Street, 32nd Floor
   New York, NY  10041-3299
Orange County Litigation Fund                                                      8%
   c/o Metropolitan West Financial Inc.
   11440 San Vicente Blvd.
   Los Angeles, CA  90049-6242
*Denotes record owner of Fund shares only

                                                              Total    Institutional     PlanAhead
American AAdvantage Municipal Market Fund                     Fund        Class            Class
-----------------------------------------                     ----     -------------     ---------
Anne and Martin McNamara                                                          74%
   9307 Guernsey Lane
   Dallas, TX  75220-3929
Merit Energy Co.                                                                  14%
   12222 Merit Dr., Suite 1500
   Dallas, TX 75251-3206
Merit Partners LP                                                                 11%
   12222 Merit Dr., Suite 1500
   Dallas, TX 75251-3206
National Investor Service Corp.*                                12%*                           100%*
   55 Water Street, 32nd Floor
   New York, NY  10041-3299
*Denotes record owner of Fund shares only


American AAdvantage U.S. Government                           Total    Institutional     PlanAhead
Money Market Fund                                             Fund        Class            Class
-------------------------------------                         ----     -------------     ---------
Grapevine Industrial Development Corp.                                            22%
   First National Bank of Chicago
   One First National Plaza, Suite 0126
   Chicago, IL  60670
Hare & Co.                                                                        11%
   Bank of New York
   One Wall Street
   New York, NY  10005-2505
Lone Star Airport Improvement Authority                          7%               30%
   First National Bank of Chicago
   One First National Place
   Chicago, IL  60670
National Investor Service Corp.*                                 6%*                            19%*
   55 Water Street, 32nd Floor
   New York, NY  10041-3299
Transco & Co*                                                   30%*              32%*          80%*
   105 N. Main
   Wichita, KS  67201
*Denotes record owner of Fund shares only

                         INVESTMENT ADVISORY AGREEMENTS

         To the extent that the Funds invest all of their investable assets in a corresponding portfolio of the AMR Trust, investment advisers receive a fee on behalf of the Portfolio, and not the corresponding Fund. The following table reflects the fees paid to the investment advisers from the AMR Trust for the fiscal years ending October 31, 1997, 1998 and 1999:


                                                        Investment Advisory  Investment Advisory     Investment Advisory
                       Adviser                             Fees for 1997        Fees for 1998           Fees for 1999
                       -------                          -------------------  -------------------    ---------------------
Barrow, Hanley Mewhinney & Strauss, Inc.                    $1,052,749           $1,324,073              $1,302,106
Brandywine Asset Management, Inc.                           $  857,875           $1,291,065              $1,377,569
GSB Investment Management, Inc.*                            $  804,221           $  936,043              $  881,048
Hotchkis and Wiley                                          $1,607,851           $1,970,618              $2,157,417
Independence Investment Associates, Inc.                    $1,110,438           $1,258,417              $1,340,561
Lazard Asset Management                                        N/A**                N/A**                $  699,871
Morgan Stanley Asset Management                             $  885,253           $1,231,651              $  410,090
Templeton Investment Counsel, Inc.                          $  669,848           $  994,381              $1,196,727


* As of March 1, 2000, GSB Investment Management, Inc. was terminated as an investment adviser to the Funds.

** Lazard Asset Management was not an investment adviser to the Funds during this period.

         Under the terms of the Equity 500 Index Portfolio's Investment Advisory Agreement with State Street, State Street manages the Equity 500 Index Portfolio subject to the supervision and direction of the Equity 500 Index Portfolio Board. Subject to such policies as the Equity 500 Index Portfolio Board may determine, State Street furnishes a continuing investment program for the Equity 500 Index Portfolio and makes investment decisions on its behalf. State Street places all orders for purchases and sales of the Equity 500 Index Portfolio's investments.

         State Street bears all expenses in connection with the performance of services under the Agreement. The S&P 500 Index Fund and the Equity 500 Index Portfolio each bear certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Portfolio or Trustees of the Trust who are not officers, directors or employees of State Street, the Manager or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs attributable to investor services, including telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Equity 500 Index Portfolio or Trustees of the Trust, and any extraordinary expenses.

         Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio. For the years ended December 31, 1997, 1998 and 1999, BT earned $2,430,147, $3,186,503 and
$5,174,400, respectively, as compensation for investment advisory services provided to the BT Equity 500 Index Portfolio. During the same periods, BT reimbursed $1,739,490, $799,296 and $214,624, respectively, to the BT Equity 500 Index Portfolio to cover expenses.

         Each Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the applicable Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Trust. The Investment Advisory Agreements will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

         SWS Financial Services, Inc. ("SWS"), located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares, and, as such, receives an annualized fee of $50,000 from the Manager for distributing the shares of the Trust, the American AAdvantage Mileage Funds and the American Select Funds.

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

         The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

         o        complying with reporting requirements;
         o        corresponding with shareholders;
         o maintaining internal bookkeeping, accounting and auditing services and records; and
         o supervising the provision of services to the Trusts by third parties.

         In addition to its oversight of the investment advisers, the Manager invests the portion of Fund assets that the investment advisers determine to be allocated to high quality short-term debt obligations.

         Management fees for the fiscal years ended October 31 were approximately as follows: 1997, $13,730,443, of which $7,061,014 was paid by the Manager to the other investment advisers; 1998, $17,230,000, of which approximately $8,675,000 was paid by the Manager to the other investment advisers and 1999, $16,283,000, of which approximately $8,551,000 was paid by the Manager to the other investment advisers. Management fees in the amount of approximately $7,309, $407,195 and $48,000 were waived by the Manager during the fiscal years ended October 31, 1997, 1998 and 1999.

         Under the Management Agreement, the Manager presently monitors the services provided by State Street to the Equity 500 Index Portfolio. The Manager receives no fee for providing these monitoring services. In the event that the Board determines that it is in the best interest of the S&P 500 Index Fund's shareholders to withdraw its investment from the Equity 500 Index Portfolio, the Manager would become responsible for directly managing the assets of the S&P 500 Index Fund. In such event, the Fund would pay the Manager an annual fee of up to 0.10% of the Fund's average net assets, accrued daily and paid monthly.

         In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the fiscal years ended October 31 were approximately as follows: 1997, $4,538,345, 1998, $7,476,000 and 1999, $10,120,000.

         The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolios of the AMR Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 1997, $81,113, 1998, $175,025 and 1999, $213,000.

         State Street provides administrative services to the Equity 500 Index Portfolio. Under the Administration Agreement between the Equity 500 Index Portfolio and State Street, State Street is obligated on a continuous basis to provide such administrative services as the Equity 500 Index Portfolio Board reasonably deems necessary for the proper administration of the Portfolio. State Street generally will assist in all aspects of the Portfolio's operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to investors; prepare and file tax returns; supply financial information and supporting data for reports to and filing with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Equity 500 Index Portfolio Board; provide monitoring reports and assistance regarding compliance with its Declaration of Trust, By-Laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio. For the years ended December 31, 1997, 1998 and 1999, BT earned $1,215,073, $676,625 and $344,960, respectively, as compensation for administrative and other services provided to the BT Equity 500 Index Portfolio.

         The PlanAhead Class has adopted a service plan ("Service Plan") which provides that each Fund's PlanAhead Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Board). The Manager or these approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of PlanAhead Class shares including but not limited to payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fee, which is included as part of a Fund's "Other Expenses" in the Table of Fees and Expenses in the PlanAhead Class Prospectus, will be payable monthly in arrears without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the entity for the services provided pursuant to the Service Plan. The primary expenses expected to be incurred under the Service Plan are transfer agency fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

                             OTHER SERVICE PROVIDERS

         The transfer agent for the Trust is State Street Bank & Trust Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. In addition to its other duties as custodian, pursuant to instructions given by the Manager, State Street invests certain excess cash balances of certain funds in various futures contracts. State Street also serves as custodian and transfer agent for the assets of the Equity 500 Index Portfolio. The independent auditor for the Funds, the AMR Trust and the Equity 500 Index Portfolio is Ernst & Young LLP, Dallas, Texas and Boston, Massachusetts.

                        PORTFOLIO SECURITIES TRANSACTIONS

         Each investment adviser will place its own orders to execute securities transactions that are designed to implement the applicable Portfolio's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the AMR Trust Board, as appropriate, an investment adviser of a Portfolio, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. A Portfolio's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Portfolio's cash flows. High portfolio activity increases a Portfolio's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

         The Investment Advisory Agreements provide, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

         The Portfolios of the AMR Trust have established brokerage commission recapture arrangements with certain brokers or dealers. If a Portfolio investment adviser chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Portfolio. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Portfolios. Neither the Manager nor any of the investment advisers receive any benefits from the commission recapture program. A Portfolio investment adviser's participation in the brokerage commission recapture program is optional. Each investment adviser retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the investment adviser's obligation to seek the best execution available.

         State Street places all orders for purchases and sales of the Equity 500 Index Portfolio's investments. In selecting broker-dealers, State Street may consider research and brokerage services furnished to it and its affiliates. Affiliates of State Street may receive brokerage commissions from the Equity 500 Index Portfolio in accordance with procedures adopted by the Equity 500 Index Portfolio Board under the 1940 Act, which procedures require periodic review of these transactions.

         In certain instances there may be securities that are suitable for the Equity 500 Index Portfolio as well as for one or more of State Street's other clients. Investment decisions for the Equity 500 Index Portfolio and for State Street's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Equity 500 Index Portfolio is concerned. However, it is believed that the ability of the Equity 500 Index Portfolio to participate in volume transactions will produce better executions for the Portfolio.

         State Street may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Equity 500 Index Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. State Street has informed the Equity 500 Index Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates.

         In selecting brokers or dealers to execute particular transactions, investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to the applicable Portfolio, to the Manager, State Street and/or to the investment advisers (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The investment advisers are also authorized to cause a Portfolio to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Trustees, the Manager or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the investment adviser exercises investment discretion.

         For the fiscal years ended October 31, 1997, 1998 and 1999, the following brokerage commissions were paid by the Portfolios:

Portfolio                                1997            1998            1999
---------                             ----------      ----------      ----------
Balanced                              $  562,493      $  520,881      $  489,411
Large Cap Value                       $1,192,792      $1,643,540      $1,520,056
Small Cap Value*                      $        0      $        0      $  111,087
International Equity                  $  956,160      $1,833,458      $1,331,000

   * The Small Cap Value Portfolio commenced operations on December 31, 1998.

         The commissions listed above were paid by the corresponding Portfolios of the AMR Trust. Shareholders of the Funds bear only their pro-rata portion.

         For the fiscal years ended December 31, 1997, 1998 and 1999 the BT Equity 500 Index Portfolio paid the following brokerage commissions: $341,058, $534,801 and $678,820. Shareholders of the S&P 500 Index Fund bear only their pro-rata portion of the brokerage commissions.

         The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the AMR Trust Board, or the Equity 500 Index Portfolio Board, an investment adviser of a Portfolio or its affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

         During the fiscal year ended October 31, 1997, the following commissions were paid to affiliated brokers:

PORTFOLIO                    BROKER                     AFFILIATED WITH                                  COMMISSION
---------                    ------                     -----------------                                -----------
Balanced                     Merrill Lynch & Co.        Hotchkis and Wiley                               $    43,886
Large Cap Value              Merrill Lynch & Co.        Hotchkis and Wiley                               $   105,166
International Equity         Jardine Fleming            Rowe-Price Fleming International, Inc.           $     3,260
International Equity         Ord Minnett                Rowe-Price Fleming International, Inc.           $    13,141
International Equity         Robert Fleming & Co.       Rowe-Price Fleming International, Inc.           $    81,109
International Equity         Morgan Stanley Intl.       Morgan Stanley Asset Management Inc.             $     5,413
International Equity         Merrill Lynch & Co.        Hotchkis and Wiley                               $    50,428

         The percentages of total commissions of the Balanced Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio paid to affiliated brokers in 1997 were 7.80%, 8.82% and 16.04%, respectively. The transactions represented 5.75% of the Balanced Portfolio, 6.20% of the Large Cap Value Portfolio and 9.2% of the International Equity Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1997.

         During the fiscal year ended October 31, 1998, the following commissions were paid to affiliated brokers:

PORTFOLIO                    BROKER                           AFFILIATED WITH                                COMMISSION
---------                    ------                           ---------------                                -----------
Balanced                     Merrill Lynch & Co.              Hotchkis and Wiley                             $    38,538
Balanced                     Morgan Stanley Intl.             Morgan Stanley Asset Management                $    16,486
Balanced                     Legg Mason Wood Walker           Legg Mason, Inc.                               $       930
Large Cap Value              Merrill Lynch & Co.              Hotchkis and Wiley                             $   131,987
Large Cap Value              Morgan Stanley Intl.             Morgan Stanley Asset Management                $    61,469
Large Cap Value              Legg Mason Wood Walker           Legg Mason, Inc.                               $     4,598
International Equity         Merrill Lynch & Co.              Hotchkis and Wiley                             $    29,669
International Equity         Morgan Stanley Intl.             Morgan Stanley Asset Management                $    30,057
International Equity         Robert Fleming & Co.             Rowe-Price Fleming International, Inc.         $    93,606
International Equity         Ord Minnett                      Rowe-Price Fleming International, Inc.         $    13,959
International Equity         Jardine Fleming                  Rowe-Price Fleming International, Inc.         $     3,846

         The percentages of total commissions of the Balanced Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio paid to affiliated brokers in 1998 were 10.74%, 12.05% and 9.33%, respectively. The transactions represented 7.09% of the Balanced Portfolio, 8.81% of the Large Cap Value Portfolio and 9.14% of the International Equity Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1998.

         During the fiscal year ended October 31, 1999, the following commissions were paid to affiliated brokers:

PORTFOLIO              BROKER                                      AFFILIATED WITH                 COMMISSION
----------             -------                                     ---------------                -----------
Balanced               Howard, Weil, Labouisse, Friedrichs, Inc.   Brandywine Asset Management    $     1,200
Balanced               Merrill Lynch & Co.                         Hotchkis and Wiley             $    53,394
Balanced               Southwest Securities                        SWS Financial Services         $     6,243
Large Cap Value        Howard, Weil, Labouisse, Friedrichs, Inc.   Brandywine Asset Management    $     8,100
Large Cap Value        Merrill Lynch & Co.                         Hotchkis and Wiley             $   197,021
Small Cap Value        Merrill Lynch & Co.                         Hotchkis and Wiley             $       366
International Equity   Merrill Lynch & Co.                         Hotchkis and Wiley             $     6,249

         The percentages of total commissions of the Balanced Portfolio, the Large Cap Value Portfolio, the Small Cap Value Portfolio and the International Equity Portfolio paid to affiliated brokers in 1999 were 12.43%, 13.49% 0.33% and 0.47%, respectively. The transactions represented 11.76% of the Balanced Portfolio, 9.84% of the Large Cap Value Portfolio, 0.22% of the Small Cap Value Portfolio and 0.34% of the International Equity Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1999.

                               REDEMPTIONS IN KIND

         Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE

         It is the policy of the Money Market Fund, the Municipal Money Market Fund and the U.S. Government Money Market Fund (collectively the "Money Market Funds") to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Money Market Funds' corresponding Portfolios are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the corresponding Portfolios of the Money Market Funds to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the Trustees to be of high quality with minimal credit risks. The corresponding portfolios of the Money Market Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "D-1" by Duff & Phelps and "F-1" by Fitch IBCA, Inc., and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's and "P-2" by

Moody's Investors Service, Inc. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

         To qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

         o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or (in the case of the International Equity Fund) foreign currencies, or certain other income, including gains from options, futures or forward contracts ("Income Requirement");

         o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

         o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain and, in the case of the International Equity Fund, net gains from foreign currency transactions) plus, in the case of the Municipal Money Market Fund, net interest income excludable from gross income under section 103(a) of the Code.

         Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

TAXATION OF THE PORTFOLIOS

         Each Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is or should not be subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

         Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

         Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

         A Portfolio may acquire zero coupon or other securities issued with original issue discount. As an investor in a Portfolio that holds those securities, a Fund would have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Fund) receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax described in the Prospectus, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of the Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         If the Balanced, the Large Cap Value, the International Equity, or the Small Cap Value Portfolio acquires stock in a foreign corporation that is a "passive foreign investment company" ("PFIC") and holds the stock beyond the end of the year of acquisition, its corresponding Fund will be subject to federal income tax on the Fund's share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain realized by the Portfolio from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. A Fund may avoid this tax and interest if its corresponding Portfolio elects to treat the PFIC as a "qualified electing fund;" however, the requirements for that election are difficult to satisfy. These Portfolios currently do not intend to acquire securities that are considered PFICs.

         Hedging strategies, such as entering into forward contracts and selling and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Balanced, Large Cap Value, Small Cap Value, International Equity and the Equity 500 Index Portfolio realize in connection therewith. The International Equity Fund's share of the International Equity Portfolio's (1) income from foreign currencies (except certain gains that may be excluded by future regulations) and (2) income from transactions in futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will qualify as allowable income for that Fund under the Income Requirement. The Balanced, Large Cap Value and Small Cap Value Funds' share of their corresponding Portfolios' income from futures contracts will qualify as allowable income under the Income Requirement. Similarly, the S&P 500 Index Fund's share of the Equity 500 Index Portfolio's income from options and futures derived with respect to its business of investing securities will so qualify for that Fund.

         Dividends and interest received by the International Equity Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

TAXATION OF THE FUNDS' SHAREHOLDERS

         A portion of the dividends from a Fund's investment company taxable income, whether received in cash or paid in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the Fund's share of the aggregate dividends received by its corresponding Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax. No dividends paid by the Money Market Funds, the International Equity Fund, the Intermediate Bond Fund or the Short-Term Bond Fund are expected to be eligible for this deduction.

         Distributions by the Municipal Money Market Fund of the amount by which the Fund's share of its corresponding Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Fund as "exempt-interest dividends," generally may be excluded from gross income by its shareholders. Dividends paid by the Fund will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of the Municipal Money Market Portfolio's assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Code. The Fund intends to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Fund's net tax-exempt income. The shareholders' treatment of dividends from the Fund under state and local income tax laws may differ from the treatment thereof under the Code.

         Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

         If more than 50% of the value of the International Equity Fund's total assets (including its share of the International Equity Portfolio's total assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable the Fund's shareholders, in effect, to receive the benefit of the foreign tax credit with respect to the Fund's share of any foreign and U.S. possessions income taxes paid by the Portfolio. If the Fund makes this election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. If the election is made, the Fund will report to its shareholders shortly after each taxable year their respective share of the Portfolio's income from foreign and U.S. possessions sources and the taxes paid by the Portfolio to foreign countries and U.S. possessions. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

         A quotation of yield on shares of each class of the Money Market Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the corresponding Portfolios of the Money Market Funds, and the applicable class's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

         The yields of the Money Market Funds may be calculated in one of two ways:

         (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return." The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a class of a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

         (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a class of a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

                                                        (365/7)
            EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)       ] - 1

         Based on these formulas, the current and effective yields were as follows for the periods and Funds indicated:

                                                                               Current yield for       Effective yield for
                                                     Current daily yield       the 7 day period         the 7 day period
                                                            as of                    ended                    ended
                                                      December 31, 1999        December 31, 1999        December 31, 1999
                                                     -------------------       -----------------        -----------------
Institutional Class
    Money Market Fund                                       5.47%                    5.61%                    5.77%
    Municipal Money Market Fund                             4.61%                    4.34%                    4.43%
    U.S. Government Money Market Fund                       5.32%                    5.59%                    5.75%

PlanAhead Class
    Money Market Fund                                       5.15%                    5.29%                    5.43%
    Municipal Money Market Fund                             4.22%                    3.95%                    4.02%
    U.S. Government Money Market Fund                       4.85%                    5.13%                    5.26%

         The Municipal Money Market Fund also may advertise a tax equivalent current and effective yield. The tax equivalent yields are calculated as follows:

      CURRENT YIELD/(1-APPLICABLE TAX RATE) = CURRENT TAX EQUIVALENT YIELD

    EFFECTIVE YIELD/(1-APPLICABLE TAX RATE) = EFFECTIVE TAX EQUIVALENT YIELD

Based on these formulas, the current and effective tax equivalent yields for the Municipal Money Market Fund for the seven-day periods ending December 31, 1999 were:

                                                                       Current                         Effective
Class                                                            Tax Equivalent Yield            Tax Equivalent Yield
-----                                                            --------------------            --------------------
Institutional (based on a 35.0% corporate tax rate)                     6.68%                            6.82%
PlanAhead (based on a 39.6% personal tax rate)                          6.54%                            6.66%

         The advertised yields for each class of the Variable NAV Funds (as defined in the Prospectus) are computed by dividing the net investment income per share earned during a 30-day (or one month) period less the aggregate fees that are charged to all shareholder accounts of the class in proportion to the 30-day (or one month) period and the weighted average size of an account in that class of a Fund by the maximum offering price per share of the class on the last day of the period, according to the following formula:

                             YIELD = 2{(A-B +1)6- 1}
                                        ---
                                        CD

where, with respect to a particular class of a Fund, "a" is the dividends and interest earned during the period; "b" is the sum of the expenses accrued for the period (net of reimbursement, if any) and the aggregate fees that are charged to all shareholder accounts in proportion to the 30-day (or one month) period and the weighted average size of an account in the class; "c" is the average daily number of class shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per class share on the last day of the period. Based on this formula, the 30-day yield for the period ended October 31, 1999 for the Short-Term Bond Fund was 6.74%, 6.57% and 6.24%, for the AMR, Institutional and PlanAhead Classes, respectively. The 30-day yield for the period ended October 31, 1999 for the Intermediate Bond Fund was 6.39%, 6.18% and 5.83%, for the AMR, Institutional and PlanAhead Classes, respectively.

         Each class of the Intermediate Bond and the Short-Term Bond Fund also may advertise a monthly distribution rate. The distribution rate gives the return of the class based solely on the dividend payout to that class if someone was entitled to the dividends for an entire month. A monthly distribution rate is calculated from the following formula:

                     MONTHLY DISTRIBUTION RATE = A/P*(365/N)

where, with respect to a particular class of shares, "A" is the dividend accrual per share during the month, "P" is the share price at the end of the month and "N" is the number of days in the month. Based on this formula, the monthly distribution rate for the AMR, Institutional and PlanAhead Classes of the Short-Term Bond Fund for the month of October 1999 was 6.53%, 6.36% and 6.04%, respectively. The monthly distribution rate for the AMR Institutional and PlanAhead Classes of the Intermediate Bond Fund for the month of October 1999 was 6.39%,

6.19% and 5.84%, respectively. The "monthly distribution rate" is a non-standardized performance calculation and when used in an advertisement will be accompanied by the appropriate standardized SEC calculations.

         The advertised total return for a class of a Fund is calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                        (n)
                                P(1 + T)   = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the class; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the class at the beginning of the investment period covered.

         Based on this formula, annualized total returns were as follows for the periods and Funds indicated:

                                                      For the           For the          For the        For the period from
                                                  one-year period      five-year     ten-year period      commencement of
                                                       ended:        period ended:        ended:         active operations
                                                                                                              through:
                                                    10/31/99(1)       10/31/99(1)      10/31/99(1)         10/31/99(1)(3)
                                                  ---------------    -------------   ---------------    -------------------
AMR Class
    Balanced Fund                                      0.83%            13.16%            11.06%               10.55%
    Large Cap Value Fund(7)                            1.97%            15.87%            12.82%               12.16%
    Small Cap Value Fund                               N/A(2)           N/A(2)            N/A(2)               -9.20%
    International Equity Fund                          20.27%           13.81%            N/A(2)               12.29%
    Intermediate Bond Fund                             -1.06%           N/A(2)            N/A(2)               5.01%
    Short-Term Bond Fund(8)                            2.83%             5.97%            6.46%                6.63%
Institutional Class
    Balanced Fund                                      0.53%            12.84%            10.90%               10.42%
    Large Cap Value Fund(7)                            1.72%            15.57%            12.67%               12.04%
    Small Cap Value Fund                               N/A(2)           N/A(2)            N/A(2)               -9.30%
    International Equity Fund                          19.98%           13.50%            N/A(2)               12.10%
    Intermediate Bond Fund                             -0.83%           N/A(2)            N/A(2)               5.13%
    Short-Term Bond Fund(8)                            2.56%             5.73%            6.32%                6.51%
PlanAhead Class
    Balanced Fund                                      0.22%            12.50%            10.73%               10.28%
    Large Cap Value Fund(7)                            1.41%            15.17%            12.46%               11.87%
    Small Cap Value Fund                               N/A(2)           N/A(2)            N/A(2)               -9.50%
    International Equity Fund                          19.68%           13.14%            N/A(2)               11.87%
    Intermediate Bond Fund                             -0.98%           N/A(2)            N/A(2)               4.91%
    Short-Term Bond Fund(6)(8)                         2.21%             5.46%            6.19%                6.40%

                                                    12/31/99(1)       12/31/99(1)      12/31/99(1)         12/31/99(1)(3)
                                                    -----------       -----------      -----------         --------------
Institutional Class
    S&P 500 Index Fund(4)                             20.70%            N/A(2)            N/A(2)               27.45%
    Money Market Fund                                  5.18%             5.58%            5.45%                6.00%
    Municipal Money Market Fund(5)                     3.00%             3.45%            N/A(2)               3.29%
    U.S. Gov't. Money Market Fund(9)                   5.06%             5.36%            N/A(2)               4.71%
PlanAhead Class
    S&P 500 Index Fund(4)                             20.24%            N/A(2)            N/A(2)               27.19%
    Money Market Fund                                  4.87%             5.26%            5.27%                5.85%
    Municipal Money Market Fund(5)                     2.74%             3.15%            N/A(2)               3.02%
    U.S. Gov't. Money Market Fund(9)                   4.66%             4.99%            N/A(2)               4.45%

(1) The Institutional Class is the initial class for each Fund, except for the S&P 500 Index Fund. Except for the S&P 500 Index Fund, total returns for the PlanAhead and AMR Classes reflect Institutional Class returns from the date of commencement of operations of each of these Funds and returns of the applicable class from the commencement of operations of the new classes through the end of each period. Due to the different expense structures between the classes, total returns would vary from the results shown had the classes been in operation for the entire periods.

(2) The Fund was not operational during this period.

(3) Inception dates are as follows:

                        Fund                      Institutional Class     AMR Class    PlanAhead Class
                        ----                      -------------------     ---------    ---------------
                     Balanced                          7/17/87              8/1/94           8/1/94
                     Large Cap Value                   7/17/87              8/1/94           8/1/94
                     Small Cap Value                   12/31/98             3/1/99           3/1/99
                     International Equity               8/7/91              8/1/94           8/1/94
                     S&P 500 Index(4)                   1/1/97                N/A            3/1/98
                     Intermediate Bond                 9/15/97              3/1/99           3/1/98
                     Short-Term Bond                   12/3/87              8/1/94           8/1/94
                     Money Market                       9/1/87                N/A            8/1/94
                     Municipal Money Market            11/10/93               N/A            8/1/94
                     U.S. Government Money Market       3/2/92                N/A            8/1/94

(4) On March 1, 1998, the S&P 500 Index Fund-AMR Class was redesignated the S&P 500 Index Fund-Institutional Class.

(5) A portion of the Management and Administrative Services fees has been waived for the Municipal Money Market Fund since its inception.

(6) A portion of the Service Plan Fees of the PlanAhead Class has been waived for the Short-Term Bond Fund since August 1, 1994.

(7) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund and operated under different investment policies.

(8) Prior to March 1, 1998, the Short-Term Bond Fund was known as the Limited-Term Income Fund.

(9) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

See Appendix A for historical performance of the S&P 500 Composite Stock Price Index.

         Each class of a Fund also may use "aggregate" total return figures for various periods that represent the cumulative change in value of an investment in a class of a Fund for the specific period. Such total returns reflect changes in share prices of a class of a Fund and assume reinvestment of dividends and distributions.

         Each Fund may give total returns from inception using the date when the current managers began active management as the inception date. However, returns using the actual inception date of the Fund also will be provided.

         In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each class of a Fund may also compare its performance with various indices prepared by independent services such as Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Each Fund may advertise the standard deviation of its returns for various time periods and compare its standard deviation to that of various indices. Standard deviation of returns over time is a measure of volatility. It indicates the spread of a Fund's returns about their central tendency or mean. In theory, a Fund that is more volatile should receive a higher return in exchange for taking extra risk. Standard deviation is a well-accepted statistic to gauge the riskiness of an investment strategy and measure its historical volatility as a predictor of risk, although the measure is subject to time selection bias.

         Advertisements for the Funds may mention that the Funds offer a variety of investment options. They may also compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments. Advertisements for the International Equity Fund may compare the differences between domestic and foreign investments. Information concerning broker-dealers who sell the Funds may also appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers.

         From time to time, the Manager may use contests as a means of promoting the American AAdvantage Funds. Prizes may include free air travel and/or hotel accommodations. Listings for certain of the Funds may be found in newspapers under the heading "Amer AAdvant."

                            DESCRIPTION OF THE TRUST

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

         The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The AMR Class is offered to tax-exempt retirement and benefit plans of AMR Corporation and its affiliates. The following individuals are eligible for purchasing shares of the Institutional Class with an initial investment of less than $2 million: (i) employees of the Manager, (ii) officers and directors of AMR and (iii) members of the Trust's Board of Trustees. The PlanAhead Class was later created to give individuals and other smaller investors an opportunity to invest in the American AAdvantage Funds. As a result, shareholders of the PlanAhead Class benefit from the economies of scale generated by being part of a larger pool of assets.

         The corresponding Portfolios of the Balanced, the Large Cap Value, the International Equity, the Small Cap Value and the Intermediate Bond and Short-Term Bond Funds utilize a multi-manager approach designed to reduce volatility by diversifying assets over multiple investment management firms. Each adviser is carefully chosen by the Manager through a rigorous screening process.

                                OTHER INFORMATION

         American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs)-ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets, whereas, EDRs are in bearer form and traded in European securities markets. These securities are not denominated in the same currency as the securities into which they may be converted. Investing in ADRs and EDRs involves greater risks than are normally present in domestic investments. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies.

         Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

         Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

         Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

         Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Cover-Transactions using forward contracts, futures contracts, options on futures contracts and options on indices ("Financial Instruments"), other than purchased options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts, options or futures contracts, or (2) cash, receivables and liquid assets, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash, receivables, or liquid assets in a segregated account with its custodian in the prescribed amount.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to cover or to segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Debentures-Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer.

         Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

         Dollar Rolls-A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

         Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Forward Foreign Currency Exchange Contracts-A forward foreign currency exchange contract ("forward contract") is a contract to purchase or sell a currency at a future date. The two parties to the contract set the number of days and the price. Forward contracts are used as a hedge against movements in future foreign exchange rates. The corresponding Portfolio of the International Equity Fund may enter into forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or other foreign currency.

         Forward contracts may serve as long hedges -- for example, the Portfolio may purchase a forward contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Portfolio intends to acquire. Forward contracts may also serve as short hedges -- for example, the Portfolio may sell a forward contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency or from the anticipated dividend or interest payments denominated in a foreign currency. The Manager may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or basket of currencies, the value of which the Manager believes will bear a positive correlation to the value of the currency being hedged.

         The cost to the Portfolio of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

         Buyers and sellers of forward contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward contracts, with the result that closing transactions generally can be made for forward contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Portfolio will in fact be able to close out a forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Portfolio might be unable to close out a forward contract at any time prior to maturity. In either event, the Portfolio would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward contract has been established. Thus, the Portfolio might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

         Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

         Futures Contracts-Futures contracts obligate a purchaser to take delivery of a specific amount of an obligation underlying the futures contract at a specified time in the future for a specified price. Likewise, the seller incurs an obligation to deliver the specified amount of the underlying obligation against receipt of the specified price. Futures are traded on both U.S. and foreign commodities exchanges. Futures contracts will be traded for the same purposes as entering into forward contracts. The use of futures contracts by the Equity 500 Index Portfolio is explained further under "Index Futures Contracts and Options on Index Futures Contracts."

         The purchase of futures can serve as a long hedge, and the sale of futures can serve as a short hedge.

         No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Portfolio is required to deposit "initial deposit" consisting of cash or U.S. Government Securities in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Portfolio may be required by a futures exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Portfolio's obligations to or from a futures broker. When the Portfolio purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.


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         Purchasers and sellers of futures contracts can enter into offsetting closing transactions, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts may be closed only on a futures exchange or board of trade that provides a secondary market. The Portfolios intend to enter into futures contracts only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as appropriate) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Portfolio were unable to liquidate a futures contract due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option thereon or to maintain cash or securities in a segregated account.

         To the extent that a Portfolio enters into futures contracts, in each case other than for bona fide hedging purposes (as defined by the Commodities Futures Trading Commission ("CFTC")), the aggregate initial margin will not exceed 5% of the liquidation value of a Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts that the Portfolio has entered into. This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts.

         Futures contracts require the deposit of initial margin valued at a certain percentage of the contract and possibly adding "variation margin" should the price of the contract move in an unfavorable direction. As with forward contracts, the segregated assets must be either cash or high-grade liquid debt securities.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of securities price or currency exchange rate trends by the investment adviser may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although an investment adviser believes that use of such contracts will benefit a particular Portfolio, if that investment adviser's investment judgment about the general direction of, for example, an index is incorrect, a Portfolio's overall performance would be worse than if it had not entered into any such contract. In addition, there are differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives.

         General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.


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


         Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Index Futures Contracts and Options on Index Futures Contracts-The Balanced, Large Cap Value, Small Cap Value, International Equity, and Equity 500 Index Portfolios (the "Portfolios") may invest in index futures contracts, options on index futures contracts and options on securities indices.

                  Index Futures Contracts-U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations.

                  At the same time a futures contract on the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500" or the "Index") is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required.

                  Options on Index Futures Contracts-The purchase of a call option on an index futures contract is similar in some respects to the purchase of a call option on such an index.

                  The writing of a call option on a futures contract with respect to the Index constitutes a partial hedge against declining prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

                  The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the


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


         value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                  The Equity 500 Index Portfolio Board has adopted the requirement that index futures contracts and options on index futures contracts be used as a hedge. Stock index futures may be used on a continual basis to equitize cash so that the Portfolios may maintain maximum equity exposure. Each Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.

                  Futures Contracts on Stock Indices-The Portfolios may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities ("Futures Contracts"). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolios or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolios.

                  In general, each transaction in Futures Contracts involves the establishment of a position that will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolios will rise in value by an amount that approximately offsets the decline in value of the portion of the Portfolios' investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

                  Although Futures Contracts would be entered into for cash management purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends, which may result in worse overall performance than if a Futures Contract had not been entered into.

                  Brokerage costs will be incurred and "margin" will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written into by the Portfolios. Each Portfolio may not purchase or sell a Futures Contract (or options thereon) if immediately thereafter its margin deposits on its outstanding Futures Contracts (and its premium paid on outstanding options thereon) would exceed 5% of the market value of each Portfolio's total assets.

                  Options on Securities Indices-The Portfolios may write (sell) covered call and put options to a limited extent on the Index ("covered options") in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the Index. The Portfolios may forgo the benefits of appreciation on the Index or may pay more than the market price or the Index pursuant to call and put options written by the Portfolios.

                  By writing a covered call option, the Portfolios forgo, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the Index above the exercise price. By writing a covered put option, the Portfolios, in exchange for the net premium received, accept the risk of a decline in the market value of the Index below the exercise price.

                  Each Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written.

                  When each Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.


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


                  The Portfolios have adopted certain other nonfundamental policies concerning index option transactions that are discussed above. The Portfolios' activities in index options also may be restricted by the requirements of the Code, for qualification as a RIC.

                  The hours of trading for options on the Index may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

                  Because options on securities indices require settlement in cash, State Street may be forced to liquidate portfolio securities to meet settlement obligations.

                  Options on Stock Indices-The Portfolio may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indices generally are similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

                  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

         Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

         Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

         Securities loans will be made in accordance with the following conditions: (1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any


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dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, to vote proxies.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

         The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate.

         Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

                  Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

                  Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

                  (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

                  (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

                  (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

                  (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

         Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

         Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

         The four highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa, Aa, A and Baa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt


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comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Obligations which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium-grade obligations." Obligations which are rated Baa by Moody's are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

         The four highest Standard & Poor's ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Obligations rated BBB by Standard & Poor's are regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Duff & Phelps' four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions. Obligations rated A have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Obligations rated BBB have below average protection factors with considerable variability in risk during economic cycles, but are still considered sufficient for prudent investment.

         Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's four highest ratings for long-term obligations are AAA, AA, A and BBB. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Obligations rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. BBB is the lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

         Fitch IBCA, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

         Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as

"VMIG." A VMIG rating may also be assigned to commercial paper programs that are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

         Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

         Ratings of Short-Term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

         The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

         Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

         Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager or the Equity 500 Index Portfolio Board, as appropriate, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board and the Equity 500 Index Portfolio Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board or the Equity 500 Index Portfolio Board, as appropriate, during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

         In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

         Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

         Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

         Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

         Rights and Warrants-Rights are short-term warrants issued in conjunction with new stock issues. Warrants are options to purchase an issuer's securities at a stated price during a stated term. There is no specific limit on the percentage of assets a Portfolio may invest in rights and warrants, although the ability of some of the Portfolios to so invest is limited by their investment objectives or policies.

         Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

         The AMR Trust Board, the Equity 500 Index Portfolio Board and the applicable investment adviser will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

         Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

         Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

         U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

         U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

         Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

         U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

         Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

         Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

         (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

         (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

         Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

         When-Issued and Forward Commitment Transactions- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                              FINANCIAL STATEMENTS

         The American AAdvantage Funds' Annual Report to Shareholders for the period ended October 31, 1999, the American AAdvantage Money Market Funds' Annual Report to Shareholders for the period ended December 31, 1999 and the S&P 500 Index Fund's Annual Report to Shareholders for the period ended December 31, 1999 are supplied with the Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated by reference in this Statement of Additional Information.

                                   APPENDIX A

         The following table shows the performance of the S&P 500 Composite Stock Price Index for the periods indicated. Stock prices fluctuated widely during the periods but were higher at the end than at the beginning. The results shown should not be considered as a representation of the income or capital gain or loss that may be generated by the Index in the future or should this be considered a representation of the past or future performance of the S&P 500 Index Fund.

     YEAR           TOTAL RETURN                YEAR      TOTAL RETURN                 YEAR       TOTAL RETURN
     ----           ------------                ----      ------------                 ----       ------------
     1999              20.99%                   1974          (26.47)%                 1949            18.79%
     1998              28.76%                   1973          (14.66)%                 1948            5.50%
     1997              33.26%                   1972           18.98%                  1947            5.71%
     1996              23.03%                   1971           14.31%                  1946           (8.07)%
     1995              37.49%                   1970           4.01%                   1945            36.44%
     1994              1.32%                    1969          (8.51)%                  1944            19.75%
     1993              9.99%                    1968           11.06%                  1943            25.90%
     1992              7.67%                    1967           23.98%                  1942            20.34%
     1991              30.55%                   1966          (10.06)%                 1941           (11.59)%
     1990             (3.17)%                   1965           12.45%                  1940           (9.78)%
     1989              31.49%                   1964           16.48%                  1939           (0.41)%
     1988              16.81%                   1963           22.08%                  1938           31.12)%
     1987              5.23%                    1962          (8.73)%                  1937           (35.03)%
     1986              18.47%                   1961           26.89%                  1936            33.92%
     1985              32.16%                   1960           0.47%                   1935            47.67%
     1984              6.27%                    1959           11.96%                  1934           (1.44)%
     1983              22.51%                   1958           43.36%                  1933            53.99%
     1982              21.41%                   1957          (10.78)%                 1932           (8.19)%
     1981             (4.91)%                   1956           6.56%                   1931           (43.34)%
     1980              32.42%                   1955           31.56%                  1930           (24.90)%
     1979              18.44%                   1954           52.62%                  1929            (8.42%
     1978              6.56%                    1953          (0.99)%                  1928            43.61%
     1977             (7.18)%                   1952           18.73%                  1927            37.49%
     1976              23.84%                   1951           24.02%                  1926            11.62%
     1975              37.20%                   1950           31.71%

                       STATEMENT OF ADDITIONAL INFORMATION

                          AMERICAN AADVANTAGE FUNDS(R)
                      AMERICAN AADVANTAGE MILEAGE FUNDS(R)

                            -- PLATINUM CLASS(SM) --

                                  MARCH 1, 2000

     The American AAdvantage Money Market Fund(sm) (the "Money Market Fund"), the American AAdvantage Municipal Money Market Fund(sm) (the "Municipal Money Market Fund"), and the American AAdvantage U.S. Government Money Market Fund(sm), formerly known as the American AAdvantage U.S. Treasury Money Market Fund prior to March 1, 1997 (the "U.S. Government Money Market Fund"), are three separate investment portfolios of the American AAdvantage Funds (the "AAdvantage Trust"). The American AAdvantage Money Market Mileage Fund(sm) (the "Money Market Mileage Fund"), the American AAdvantage Municipal Money Market Mileage Fund(sm) (the "Municipal Money Market Mileage Fund"), and the American AAdvantage U.S. Government Money Market Mileage Fund(sm) (the "U.S. Government Money Market Mileage Fund") (collectively, the "Mileage Funds") are three separate investment portfolios of the American AAdvantage Mileage Funds (the "Mileage Trust") (individually, a "Fund" and, collectively, the "Funds"). The AAdvantage Trust and the Mileage Trust (collectively the "Trusts") are no load, open-end, diversified management investment companies. The Trusts were organized as Massachusetts business trusts on January 16, 1987 and February 22, 1995, respectively. Each Fund consists of multiple classes of shares designed to meet the needs of different groups of investors. This Statement of Additional Information ("SAI") relates only to the Platinum Class of the Funds.

     Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the AMR Investment Services Trust ("AMR Trust") that has a similar name and an identical investment objective to the investing Fund.

     This SAI should be read in conjunction with the Platinum Class prospectus dated March 1, 2000 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 967-9009.

     This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

                                TABLE OF CONTENTS

Non-Principal Investment Strategies and Risks............................................................................2

Investment Restrictions..................................................................................................2

Trustees and Officers of the Trusts and the AMR Trust....................................................................4

Control Persons and 5% Shareholders......................................................................................6

Management, Administrative Services and Distribution Fees................................................................7

Other Service Providers..................................................................................................8

Redemptions in Kind......................................................................................................8

Net Asset Value..........................................................................................................8

Tax Information..........................................................................................................8

Yield and Total Return Quotations.......................................................................................10

Description of the Trusts...............................................................................................12

Other Information.......................................................................................................12

Financial Statements....................................................................................................20

                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Each Fund may:

     1. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940 ("1940 Act") or exemptive relief granted by the Securities and Exchange Commission ("SEC").

     2. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Portfolio exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Portfolio's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Portfolio to the extent required by law. AMR Investment Services, Inc. (the "Manager") receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

     3. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Portfolio from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

     4. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). The Portfolios will not invest more than 10% of their respective net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board of Trustees ("AMR Trust Board"), that any
     Section 4(2) securities held by such Portfolio in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

     Each Fund has the following fundamental investment policy that enables it to invest in a corresponding Portfolio of the AMR Trust:

          Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and the AMR Trust Board, it applies equally to each Fund and the AAdvantage Trust's Board of Trustees ("AAdvantage Board") and the Mileage Trust's Board of Trustees ("Mileage Trust Board"), as applicable.

     In addition to the investment limitations noted in the Prospectus, the following restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing that Fund's shareholders not voting will be voted by the AAdvantage Board and the Mileage Trust Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio may:

     1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

     2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in the Prospectus.

     3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.

     4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that each Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus.

     5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     6. Issue senior securities except that the Portfolio may engage in when-issued and forward commitment transactions.

     7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description regarding reverse repurchase agreements.

     8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

     9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except for the banking industry), provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

     The following non-fundamental investment restrictions may be changed with respect to each Fund by a vote of a majority of the Board or, with respect to the Portfolio, by a vote of a majority of the AMR Trust Board. The Portfolio may not:

     1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

     2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

     All Portfolios may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. A Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

              TRUSTEES AND OFFICERS OF THE TRUSTS AND THE AMR TRUST

     The AAdvantage Board, the Mileage Trust Board and the AMR Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of each Trust's assets, and each Trust's officers are responsible for the respective Trust's operations. The Trustees and officers of the Trusts and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.

                                       POSITION WITH
NAME, AGE AND ADDRESS                   EACH TRUST        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                  -------------      ----------------------------------------

William F. Quinn* (52)                 Trustee and        President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                       President          American Airlines Employees Federal Credit Union (October 1989-Present);
                                                          Director, Crescent Real Estate Equities, Inc. (1994-Present); Vice
                                                          Chairman, United Way of Tarrant County, Texas (1988-Present); Director,
                                                          Southern Methodist University Cox School of Business (1999-Present);
                                                          Director, Southern Methodist University Endowment Fund Advisory Board
                                                          (1996-Present); Trustee, American AAdvantage Funds (1987-Present);
                                                          Trustee, American AAdvantage Mileage Funds (1995-Present); Trustee,
                                                          American Select Funds (1999-Present).

Alan D. Feld (63)                      Trustee            Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present)#;
1700 Pacific Avenue                                       Director, Clear Channel Communications (1984-Present); Director,
Suite 4100                                                CenterPoint Properties, Inc. (1994-Present); Trustee, American
Dallas, Texas  75201                                      AAdvantage Funds (1996-Present); Trustee, American AAdvantage
                                                          Mileage Funds (1996-Present); Trustee, American Select Funds
                                                          (1999-Present).

Ben J. Fortson (67)                    Trustee            President and CEO, Fortson Oil Company (1958-Present); Director,
301 Commerce Street                                       Kimbell Art Foundation (1964-Present); Director, Burnett
Suite 3301                                                Foundation (1987-Present); Honorary Trustee, Texas Christian
Fort Worth, Texas  76102                                  University (1986-Present); Trustee, American AAdvantage Funds
                                                          (1996-Present); Trustee, American AAdvantage Mileage Funds (1996-Present);
                                                          Trustee, American Select Funds (1999-Present).

John S. Justin (83)                    Trustee            Chairman (1969-Present), Chief Executive Officer (1969-1999),
2821 West Seventh Street                                  Justin Industries, Inc. (a diversified holding company); Executive
Fort Worth, Texas  76107                                  Board Member, Blue Cross/Blue Shield of Texas (1985-Present);
                                                          Board Member, Zale Lipshy Hospital (June 1993-Present); Trustee, Texas
                                                          Christian University (1980-Present); Director and Executive Board Member,
                                                          Moncrief Radiation Center (1985-Present); Trustee, American AAdvantage
                                                          Funds (1989-Present); Trustee, American AAdvantage Mileage Funds
                                                          (1995-Present); Trustee, American Select Funds (1999-Present).

Stephen D. O'Sullivan* (64)            Trustee            Consultant (1994-Present); Trustee, American AAdvantage Funds
                                                          (1987-Present); Trustee, American AAdvantage Mileage Funds (1995-Present);
                                                          Trustee, American Select Funds (1999-Present).

                                       POSITION WITH
NAME, AGE AND ADDRESS                   EACH TRUST        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                  -------------      ----------------------------------------

Roger T. Staubach (58)                 Trustee            Chairman of the Board and Chief Executive Officer of The Staubach
15601 Dallas Parkway                                      Company (a commercial real estate company) (1982-Present);
Suite 400                                                 Director, Brinker International (1993-Present); Trustee, Institute
Dallas, Texas 75001                                       for Aerobics Research; Member, Executive Council, Daytop/Dallas; Member,
                                                          National Board of Governors, United Way of America; Board of Directors,
                                                          PowerUP; former quarterback of the Dallas Cowboys professional football team; Trustee, American AAdvantage Funds (1995-Present); Trustee, American
                                                          AAdvantage Mileage Funds (1995-Present); Trustee, American Select Funds
                                                          (1999-Present).

Kneeland Youngblood (44)               Trustee            Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                        (1998-Present); Director, L&B Realty Advisors (1998-2000); Trustee,
Suite 1740                                                Teachers Retirement System of Texas (1993-1999); Director, United
Dallas, Texas 75201                                       States Enrichment Corporation (1993-1998), Director, Just For the
                                                          Kids (1995-Present); Director, Starwood Financial Trust (1998-Present);
                                                          Member, Council on Foreign Relations (1995-Present); Trustee, American
                                                          AAdvantage Funds (1996-Present); Trustee, American AAdvantage Mileage
                                                          Funds (1996-Present); Trustee, American Select Funds (1999-Present).

Nancy A. Eckl (37)                     Vice               Vice President, Trust Investments, AMR Investment Services, Inc.
                                       President          (December 1990-Present).

Michael W. Fields (46)                 Vice               Vice President, Fixed Income Investments, AMR Investment Services,
                                       President          Inc. (August 1988-Present).

Barry Y. Greenberg (36)                Vice President     Vice President, Legal and Compliance, AMR Investment Services,
                                       and Assistant      Inc. (1995-Present); Attorney, Securities and Exchange Commission
                                       Secretary          (1988-1995).

Rebecca L. Harris (33)                 Treasurer          Vice President, Finance (1995-Present), Controller (1991-1995),
                                                          AMR Investment Services, Inc.

John B. Roberson (41)                  Vice               Vice President, Sales and Marketing, AMR Investments Services,
                                       President          Inc. (1991-Present).

Robert J. Zutz (47)                    Secretary          Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW
Washington, D.C. 20036

* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of each Trust and the AMR Trust as defined by the 1940 Act.

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Trusts that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to the Manager or AMR Corporation.

     All Trustees and officers as a group own less than 1% of the outstanding shares of any of the Funds.

     As compensation for their service to the Trusts, the American Select Funds (the "Select Funds") and the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts, the Select Funds and the AMR Trust pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts, the Select Funds and the AMR Trust compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Prior to March 1, 2000, the Trusts and the AMR Trust compensated Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Beginning March 1, 2000, Mr. O'Sullivan will receive an annual retainer of $20,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 1999. The compensation amounts below include the flight service charges paid by the Trusts and the AMR Trust to American Airlines.

                                                                                 Pension or        Total
                              Aggregate        Aggregate       Retirement        Estimated      Compensation
                             Compensation     Compensation      Benefits           Annual         From the
                               From the         From the     Accrued as Part      Benefits      Trusts, Select
                              AAdvantage        Mileage      of the Trusts'         Upon          Funds and
Name of Trustee                 Trust            Trust          Expenses         Retirement       AMR Trust
---------------                -------          -------          -------          -------          -------

William F. Quinn               $     0          $     0          $     0          $     0          $     0
Alan D. Feld                   $27,894          $ 1,285          $     0          $     0          $85,697
Ben J. Fortson                 $ 2,532          $   117          $     0          $     0          $ 7,778
John S. Justin                 $     0          $     0          $     0          $     0          $     0
Stephen D. O'Sullivan          $     0          $     0          $     0          $     0          $     0
Roger T. Staubach              $ 9,439          $   435          $     0          $     0          $28,997
Kneeland Youngblood            $21,194          $   977          $     0          $     0          $65,114

                       CONTROL PERSONS AND 5% SHAREHOLDERS

     There are no persons deemed to control any of the Funds by virtue of their ownership of more than 25% of the outstanding shares of a Fund as of January 31, 2000.

     The following persons are record owners of 5% or more of the outstanding shares of the Platinum Class of the Funds as of January 31, 2000:

American AAdvantage Money Market Fund
National Investor Service Corp.........................................................................................16%
55 Water Street, 32nd Floor
New York, NY  10041-3299

Southwest Securities, Inc..............................................................................................84%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage Municipal Money Market Fund
National Investor Service Corp.........................................................................................13%
55 Water Street, 32nd Floor
New York, NY  10041-3299

Southwest Securities, Inc..............................................................................................87%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage U.S. Government Money Market Fund
National Investor Service Corp.........................................................................................13%
55 Water Street, 32nd Floor
New York, NY  10041-3299

Southwest Securities, Inc..............................................................................................87%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage Money Market Mileage Fund
National Investor Service Corp.........................................................................................91%
55 Water Street, 32nd Floor
New York, NY  10041-3299

Southwest Securities, Inc...............................................................................................9%
1201 Elm Street, Suite 4300
Dallas, TX  75270-2180

American AAdvantage Municipal Money Market Mileage Fund
AMR Investment Services, Inc..........................................................................................100%
4333 Amon Carter Blvd., MD 5645
Fort Worth, TX  76155

American AAdvantage U.S. Government Money Market Mileage Fund
AMR Investment Services, Inc..........................................................................................100%
4333 Amon Carter Blvd., MD 5645
Fort Worth, TX  76155

            MANAGEMENT, ADMINISTRATIVE SERVICES AND DISTRIBUTION FEES

     The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the AMR Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Trusts and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

     o  complying with reporting requirements;

     o  corresponding with shareholders;

     o maintaining internal bookkeeping, accounting and auditing services and records; and

     o  supervising the provision of services to the Trusts by third parties.

     Management fees for the AAdvantage Trust for the fiscal years ended October 31 were approximately as follows: 1997, $13,730,443, of which approximately $7,061,014 was paid by the Manager to other investment advisers; 1998, $17,230,000, of which approximately $8,675,000 was paid by the Manager to other investment advisers; and 1999, $16,283,000, of which approximately $8,551,000 was paid by the Manager to other investment advisers. Management fees in the amount of approximately $7,309, $407,195, and $48,000 were waived by the Manager during the fiscal years ended October 31, 1997, 1998 and 1999 respectively. These amounts include payments by Portfolios in the AAdvantage Trust other than the Funds.

     Management fees for the Mileage Trust for the fiscal years ended October 31 were approximately as follows: 1997, $13,730,443, of which $7,061,014 was paid by the Manager to other investment advisers; 1998, $17,230,000 of which approximately $8,675,000 was paid by the Manager to other investment advisers; and 1999, $16,283,000, of which approximately $8,551,000 was paid by the Manager to other investment advisers. Management fees in the amount of approximately $7,309 $407,195 and $48,000 were waived by the Manager during the fiscal years ended October 31, 1997, 1998 and 1999.

     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Funds. Administrative services fees for the AAdvantage Trust for the fiscal years ended October 31 were approximately as follows: 1997, $4,538,345; 1998, $7,476,000; and 1999, $10,120,000. These
amounts include payments by Portfolios in the AAdvantage Trust other than the Funds. Administrative service fees for the Mileage Trust for the fiscal years ended October 31, 1997, 1998 and 1999 were approximately $275,120, $548,000 and $1,324,000, respectively.

     The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Fund for distribution-related services, including costs of advertising and AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended October 31, 1997, 1998 and 1999 were approximately $470,306, $632,000 and $764,000, respectively.

     The Manager receives compensation for administrative and oversight functions with respect to securities lending of the Portfolios of the AMR Trust. Fees received by the Manager from securities lending for the fiscal years ended October 31, 1997, 1998 and 1999 were approximately $81,113, $175,025 and
$213,000.

     SWS Financial Services, located at 7001 Preston Road, Dallas, Texas 75205, is the distributor and principal underwriter of the Funds' shares and, as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the AAdvantage and Mileage Trusts and the Select Funds.

                             OTHER SERVICE PROVIDERS

     The transfer agent for the Trust is State Street Bank & Company ("State Street"), Boston, Massachusetts, who provides transfer agency services to Fund shareholders directly and through its affiliate National Financial Data Services, Kansas City, Missouri. State Street also serves as custodian for the Portfolios of the AMR Trust and the Funds. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, Dallas, Texas.

                               REDEMPTIONS IN KIND

     Although each Fund intends to redeem shares in cash, each reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90 day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

                                 NET ASSET VALUE

     It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by each Fund's corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Funds' corresponding Portfolios to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. The corresponding portfolios of the Money Market Funds may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "D-1" by Duff & Phelps and "F-1" by Fitch IBCA, Inc., and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's and "P-2" by Moody's Investors Service, Inc. See "Ratings of Municipal Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

     To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund (each of which is treated as a separate corporation for these purposes) must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income;

     o Diversify its investments in securities within certain statutory limits ("Diversification Requirement"); and

     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) plus, in the case of the Municipal Money Market Funds, net interest income excludable from gross income under
        Section 103(a) of the Code ("Distribution Requirement").

     Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

TAXATION OF THE PORTFOLIOS

     Each Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not or should not be subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

     Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

     Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

     The Municipal Money Market Funds' corresponding Portfolio may acquire zero coupon or other securities issued with original issue discount. As investors in the Portfolio that holds those securities, the Municipal Money Market Funds would have to include in their income their share of the original issue discount that accrues on the securities during the taxable year, even if the Portfolio (and, hence, the Funds) receive no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax described in the Prospectus, each Municipal Money Market Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or the proceeds of redemption of a portion of each Municipal Money Market Fund's interest in its corresponding Portfolio (which redemption proceeds would be paid from the Portfolio's cash assets or the proceeds of sales of portfolio securities, if necessary). The Portfolio might realize capital gains or losses from any such sales, which would increase or decrease each Municipal Money Market Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

TAXATION OF THE FUNDS' SHAREHOLDERS

     Distributions by the Municipal Money Market Funds of the amount by which the Funds' shares of their corresponding Portfolio's income on tax-exempt securities exceeds certain amounts disallowed as deductions, designated by the Funds as "exempt-interest dividends," generally may be excluded from gross income by their shareholders. Dividends paid by the Municipal Money Market Funds will qualify as exempt-interest dividends if, at the close of each quarter of the taxable year, at least 50% of the value of each Fund's total assets (including its share of the Municipal Money Market Portfolio's assets) consists of securities the interest on which is excludable from gross income under
Section 103(a) of the Code. The Municipal Money Market Funds intend to continue to satisfy this requirement. The aggregate dividends excludable from shareholders' gross income may not exceed the Municipal Money Market Funds' net tax-exempt income. The shareholders' treatment of dividends from the Municipal Money Market Funds under state and local income tax laws may differ from the treatment thereof under the Code.

     Exempt-interest dividends received by a corporate shareholder may be indirectly subject to the alternative minimum tax. In addition, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of either Municipal Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Money Market Funds) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Money Market Funds still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

     The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS

     The Platinum Class of the AAdvantage Trust commenced operations on November 7, 1995, the Platinum Class of the Money Market Mileage Fund commenced operations on January 29, 1996, and the Platinum Class of the Municipal Money Market Mileage Fund and the U.S. Government Money Market Mileage Fund commenced operations on November 1, 1999. For purposes of advertising performance, and in accordance with Securities and Exchange Commission staff interpretations, the Funds in the AAdvantage Trust have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust for periods prior to their inception date. The Mileage Funds have adopted the performance of the Institutional Class of the Funds in the AAdvantage Trust (except the Municipal Money Market Mileage
Fund), the Mileage Class of the Funds in the AAdvantage Trust, and the Mileage Class of the Funds in the Mileage Trust for periods prior to their inception date. The performance results for the Platinum Class is lower, because the expenses for the other classes (except for the Mileage Funds) do not reflect the 12b-1 fees, Administrative Services Plan fees or other class expenses that will be borne by the Platinum Class.

     A quotation of yield on shares of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by the Funds, and the applicable Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

     The yields of the Funds may be calculated in one of two ways:

     (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return". The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

     (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

                                                        (365/7)
             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)       ] - 1

     The current and effective yields for the Funds are as follows:

                                            Current daily      Current yield for the   Effective yield for the
                                             yield as of         seven-day period        seven-day period
                                             December 31,       ended December 31,      ended December 31,
                                                 1999                  1999                    1999
                                                 ----                  ----                    ----

Platinum Class
  Money Market Fund                              4.70%                 4.85%                   4.96%
  Municipal Money Market Fund                    3.92%                 3.65%                   3.71%
  U.S. Government Money Market Fund              4.47%                 4.74%                   4.86%
  Money Market Mileage Fund                      4.62%                 4.76%                   4.88%
  Municipal Money Market Mileage Fund            3.64%                 3.45%                   3.51%
  U.S. Gov't. Money Market Mileage Fund          4.63%                 4.82%                   4.93%

     The Municipal Money Market Funds also may advertise a tax-equivalent current and effective yield. The tax-equivalent yields are calculated as follows:

     CURRENT YIELD/(1 - APPLICABLE TAX RATE) = CURRENT TAX-EQUIVALENT YIELD

   EFFECTIVE YIELD/(1 - APPLICABLE TAX RATE) = EFFECTIVE TAX-EQUIVALENT YIELD

Based on these formulas and a 39.6% personal tax rate, the current and effective tax equivalent yields for the Municipal Money Market Funds for the seven-day period ending December 31, 1999 were:

                                             Current                         Effective
Class                                  Tax Equivalent Yield            Tax Equivalent Yield
-----                                  --------------------            --------------------
Municipal Money Market Fund                   6.04%                            6.14%
Municipal Money Market Mileage Fund           5.71%                            5.81%

     The advertised total return for a class of a Fund would be calculated by equating an initial amount invested in a class of a Fund to the ending redeemable value, according to the following formula:

                                         (n)
                                 P(1 + T)   = ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.

     Based on this formula, annualized total returns were as follows for the periods indicated:


                                                                                                   For the period
                                                                                                        from
                                                   For the one-     For the five-    For the ten-   commencement
                                                   year period      year period      year period    of operations
                                                     ended            ended             ended          through
                                                   December 31,     December 31,     December 31,    December 31,
                                                     1999(1)          1999(1)           1999(1)        1999(1)
                                                     -------          -------           -------        -------

Platinum Class
  Money Market Fund                                   4.41%            4.96%            5.14%           5.75%
  Municipal Money Market Fund                         2.34%            2.86%             N/A(2)         2.81%
  U. S. Gov't. Money Market Fund(3)                   4.20%            4.72%             N/A(2)         4.30%
  Money Market Mileage Fund                           4.30%            4.80%            4.97%           5.61%
  Municipal Money Market Mileage Fund                 2.69%            3.11%             N/A(2)         2.96%
  U.S. Gov't. Money Market Mileage Fund(3)            4.55%            4.98%             N/A(2)         4.42%

(1) Performance of the Funds of the AAdvantage Trust represents total returns achieved by the Institutional Class from the inception date of each Fund up to the inception date of the Platinum Class on 11/7/95. Performance of the Money Market Mileage Fund represents total returns of the Money Market Fund-Institutional Class (9/1/87-10/31/91), the Money Market Fund-Mileage Class (11/1/91-10/31/95), the Money Market Mileage Fund-Mileage Class (11/1/95-1/28/96) and the Money Market Mileage Fund-Platinum Class since its 1/29/96 inception. Performance of the Municipal Money Market Mileage Fund represents total returns of the Municipal Money Market Fund-Mileage Class (11/10/93-10/31/95), the Municipal Money Market Mileage Fund-Mileage Class (11/1/95-10/31/99) and the Municipal Money Market Mileage Fund-Platinum Class since its 11/1/99 inception. Performance of the U.S. Government Money Market Mileage Fund represents total returns of the U.S. Government Money Market Fund-Institutional Class (3/2/92-10/31/93), the U.S. Government Money Market Fund-Mileage Class (11/1/93-10/31/95), the U.S.

Government Money Market Mileage Fund-Mileage Class (11/1/95-10/31/99) and the U.S. Government Money Market Mileage Fund-Platinum Class since its 11/1/99 inception. Total returns have not been adjusted for any difference between the fees and expenses of each Fund and the historical fees and expenses of the predecessor Funds. Inception dates are: Money Market Fund-Institutional Class, 9/1/87; Municipal Money Market Fund-Institutional Class, 11/10/93; U.S. Government Money Market Fund-Institutional Class, 3/1/92.

(2) The Fund was not operational during this period.

(3) Prior to March 1, 1997, the U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

     Each Fund also may use "aggregate" total return figures for various periods which represent the cumulative change in value of an investment in a Fund for the specific period. Such total returns reflect changes in share prices of a Fund and assume reinvestment of dividends and distributions.

     In reports or other communications to shareholders or in advertising material, each class of a Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC Financial Data, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times," "Barrons" and the "Wall Street Journal." Each Fund also may compare its performance with various indices prepared by independent services such as Standard & Poor's, Merrill Lynch, Morgan Stanley or Lehman Brothers or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Advertisements for the Funds may mention that the Funds offer a variety of investment options. They also may compare the Funds to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements also may compare the historical rate of return of different types of investments. Information concerning broker-dealers who sell the Funds also may appear in advertisements for the Funds, including their ranking as established by various publications compared to other broker-dealers. A description of the characteristics of the AAdvantage program may appear in Fund advertisements, including its ranking as compared to other frequent flyer programs by various publications.

     From time to time, the Manager may offer special promotions as a means to attract new Mileage Fund shareholders. Such promotions may include contests with free air travel and/or hotel accommodations as prizes. In addition, the Manager may offer special AAdvantage mile awards to those who open a Mileage Fund account during a certain limited time period. In these type of promotion, an investor would receive one AAdvantage mile for each dollar invested a in Mileage Fund (up to a maximum investment dollar limit), in addition to one AAdvantage mile for each ten dollars maintained in a Mileage Fund on an ongoing basis. This offer may be targeted to a specific number of individuals selected from the AAdvantage program membership database by applying various search criteria.

                            DESCRIPTION OF THE TRUSTS

     The AAdvantage Trust, organized on January 16, 1987 and the Mileage Trust, organized on February 22, 1995, (originally named American AAdvantage Funds II) are entities of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, each Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trusts may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business. The Platinum Class was created as an investment vehicle for cash balances of customers of certain broker-dealers.

                                OTHER INFORMATION

     Asset-Backed Securities-Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The

Portfolios are permitted to invest in asset-backed securities, subject to the Portfolios' rating and quality requirements.

     Bank Deposit Notes-Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Bankers' Acceptances-Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Cash Equivalents-Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit-Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Commercial Paper-Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     Derivatives-Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

     Eurodollar and Yankeedollar obligations-Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Full Faith and Credit Obligations of the U.S. Government-Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

     General Obligation Bonds-General obligation bonds are secured by the pledge of the issuer's full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

     Illiquid Securities-Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     Loan Participation Interests-Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

     Loan Transactions-Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

     Securities loans will be made in accordance with the following conditions:
(1) the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Portfolio must be able to terminate the loan after notice, at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

     Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

          Collateralized Mortgage Obligations ("CMOs")-CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

          Mortgage Pass-Through Certificates-Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

          (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes")-GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

          (2) FHLMC Mortgage Participation Certificates ("Freddie Macs")-Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

          (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes")-Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

          (4) Mortgage-Related Securities Issued by Private Organizations-Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Municipal Lease Obligations ("MLOs")-MLOs are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate with the possibility of default on the lease obligation. With respect to MLOs purchased by the corresponding Portfolio of the Municipal Money Market Fund, the AMR Trust Board has established the following guidelines for determining the liquidity of the MLOs in its portfolio, and, subject to review by the AMR Trust Board, has delegated that responsibility to the investment adviser: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades; (5) the likelihood that the marketability of the obligation will be maintained through the time the security is held by the Portfolio; (6) the credit quality of the issuer and the lessee; (7) the essentiality to the lessee of the property covered by the lease and (8) for unrated MLOs, the MLOs' credit status analyzed according to the factors reviewed by rating agencies.

     Private Activity Obligations-Private activity obligations are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity obligations are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Shareholders, depending on their individual tax status, may be subject to the federal alternative minimum tax on the portion of a distribution attributable to these obligations. Interest on private activity obligations will be considered exempt from federal income taxes; however, shareholders should consult their own tax advisers to determine whether they may be subject to the federal alternative minimum tax.

     Ratings of Long-Term Obligations-The Portfolio utilizes ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

     The two highest Moody's Investors Service, Inc. ("Moody's") ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

     The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Duff & Phelps' two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest credit quality with risk factors being negligible. Obligations rated AA are of high credit quality and strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Thomson BankWatch ("BankWatch") long-term debt ratings apply to specific issues of long-term debt and preferred stock. They specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. BankWatch's two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA indicate that the ability to repay principal and interest on a timely basis is very high. Obligations rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     Fitch IBCA, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonable foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

     Standard & Poor's, Duff & Phelps and Fitch apply indicators, such as "+","-," or no character, to indicate relative standing within the major rating categories.

     Ratings of Municipal Obligations-Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade or "MIG" with variable rate demand obligations being designated as "VMIG." A VMIG rating also may be assigned to commercial paper programs which are characterized as having variable short-term maturities but having neither a variable rate nor demand feature. Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements.

     Standard & Poor's uses SP-1, SP-2, and SP-3 to rate short-term municipal obligations. A rating of SP-1 denotes a very strong or strong capacity to pay principal and interest.

     Ratings of Short-term Obligations-The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

     The distinguishing feature of Duff & Phelps Credit Ratings' short-term rating is the refinement of the traditional 1 category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. Obligations rated D-1+ indicate the highest certainty of timely payment. Safety is just below risk-free U.S. Treasury obligations. Obligations rated D-1 have a very high certainty of timely payment. Risk factors are minor. Obligations rated D-1- have a high certainty of timely payment. Risk factors are very small. Obligations rated D-2 have good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     Thomson BankWatch short-term ratings are intended to assess the likelihood of an untimely or incomplete payment of principal or interest. Obligations rated TBW-1 indicate a very high likelihood that principal and interest will be paid on a timely basis. While the degree of safety regarding timely payment of principal and interest is strong for an obligation rated TBW-2, the relative degree of safety is not as high as for issues rated TBW-1.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     Repurchase Agreements-A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

     Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines that periodically are reviewed by the AMR Trust Board. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) approved by the AMR Trust Board during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

     Reverse Repurchase Agreements-The Portfolios may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which such Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     Resource Recovery Obligations-Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

     Revenue Obligations-Revenue obligations are backed by the revenue cash flow of a project or facility.

     Section 4(2) Securities-Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

     The AMR Trust Board and the applicable investment adviser will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

     Separately Traded Registered Interest and Principal Securities and Zero Coupon Obligations-Separately traded registered interest and principal securities or "STRIPS" and zero coupon obligations are securities that do not make regular interest payments. Instead they are sold at a discount from their face value. Each Portfolio will take into account as income a portion of the difference between these obligations' purchase prices and their face values. Because they do not pay coupon income, the prices of STRIPS and zero coupon obligations can be very volatile when interest rates change. STRIPS are zero coupon bonds issued by the U.S. Treasury.

     Tax, Revenue or Bond Anticipation Notes-Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues which are payable from these specific taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

     U.S. Government Securities-U.S. Government securities are issued or guaranteed by the U.S. Government and include U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

     U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     U.S. Treasury Obligations-U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

     Variable or Floating Rate Obligations-A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

     Variable Rate Auction and Residual Interest Obligations-Variable rate auction and residual interest obligations are created when an issuer or dealer separates the principal portion of a long-term, fixed-rate municipal bond into two long-term, variable-rate instruments. The interest rate on one portion reflects short-term interest rates, while the interest rate on the other portion is typically higher than the rate available on the original fixed-rate bond.

                              FINANCIAL STATEMENTS

     The American AAdvantage Money Market Funds' and the American AAdvantage Money Market Mileage Funds' Annual Reports to Shareholders for the fiscal year ended December 31, 1999, as audited by Ernst & Young, LLP, are supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

                            AMERICAN AADVANTAGE FUNDS

                            PART C. OTHER INFORMATION


Item 23.          Exhibits

         (a)               Declaration of Trust - (iv)

         (b)               Bylaws - (iv)

         (c)               Voting trust agreement -- none

         (d)(i)(A) Fund Management Agreement between American AAdvantage Funds and AMR Investment Services, Inc. dated
                           April 3, 1987+

            (i)(B) Supplement to Fund Management Agreement dated August 1, 1994 - (iv)

            (i)(C) Supplement to Fund Management Agreement dated August 1, 1995 - (iv)

            (i)(D)         Supplement to Fund Management Agreement dated
                           November 1, 1995*

            (i)(E) Amendment to Schedule A of Fund Management Agreement dated December 1, 1995 - (i)

            (i)(F) Supplement to Fund Management Agreement dated December 17, 1996 - (ii)

            (i)(G) Supplement to Fund Management Agreement dated July 25, 1997 - (iii)

            (i)(H) Supplement to Fund Management Agreement dated September 1, 1998 - (vi)

            (i)(I)         Supplement to Fund Management Agreement dated
                           January 1, 1999*

           (ii)(A) Investment Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc. dated November 1, 1995 - (iv)

           (ii)(B) Investment Advisory Agreement between AMR Investment Services, Inc. and Templeton Investment Counsel, Inc. dated November 1, 1995 - (iv)

           (ii)(C) Investment Advisory Agreement between AMR Investment Services, Inc. and Barrow, Hanley, Mewhinney & Strause, Inc. dated November 1, 1995 - (iv)

           (ii)(D) Investment Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc. dated January 16, 1998 - (v)

           (ii)(E) Investment Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated November 12, 1996 - (ii)

           (ii)(F) Form of Investment Advisory Agreement between AMR Investment Services, Inc. and Lazard Asset Management*

           (ii)(G) Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Brandywine Asset Management, Inc. dated October 15, 1998 - (vi)

           (ii)(H) Amendment to Schedule A to of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated October 15, 1998 - (vi)

           (ii)(I) Form of Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and Independence Investment Associates, Inc.*

          (iii)(A) Administrative Services Agreement between the American AAdvantage Funds and AMR Investment Services, Inc. dated November 21, 1997 - (iv)

          (iii)(B) Supplement to Administrative Services Agreement dated September 1, 1998 - (vi)

          (iii)(C) Supplement to Administrative Services Agreement dated January 1, 1999*

          (iii)(D) Supplement to Administrative Services Agreement dated March 1, 2000 - filed herewith

           (iv)            Administrative Services Plan for the Platinum Class -
                           (iv)

           (v) Master Feeder Participation Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds and State Street Equity 500 Index Portfolio and State Street Bank and Trust Company dated March 1, 2000 - filed herewith

         (e) Distribution Agreement among the American AAdvantage Funds, the American AAdvantage Mileage Funds, the American Select Funds and SWS Financial Services, Inc. dated December 31, 1999 - filed herewith

         (f)               Bonus, profit sharing or pension plans - none

         (g) Custodian Agreement between the American AAdvantage Funds and State Street Bank and Trust Company dated December 1, 1997 - (v)

         (h)(i) Transfer Agency and Service Agreement between the American AAdvantage Funds-and State Street Bank and Trust Company dated January 1, 1998 - (v)

            (ii) Securities Lending Authorization Agreement between American AAdvantage Funds and State Street Bank and Trust Company dated January 2, 1998 - (v)

            (iii) Service Plan Agreement for the American AAdvantage Funds PlanAhead Class dated August 1, 1994 - (iv)

            (iv) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1, 1999*

            (v) Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company dated November 29, 1999*

         (i)               Opinion and consent of counsel - filed herewith

         (j)               Consent of Independent Auditors - filed herewith

         (k)               Financial statements omitted from prospectus - none

         (l)               Letter of investment intent - (iv)

         (m)(i) Plan pursuant to Rule 12b-1 for the Institutional, PlanAhead and AMR Classes - (iv)

            (ii)           Plan pursuant to Rule 12b-1 for the Platinum Class -
                           (iv)

         (n)               Amended and Restated Plan pursuant to Rule 18f-3 -
                           (iv)

                           Other Exhibits -  Powers of Attorney for all Trustees
                           - (ii)

                           Powers of Attorney for Trustees of the State Street Equity 500 Index Portfolio - filed herewith

                           Power of Attorney for the President of the State Street Equity 500 Index Portfolio - filed herewith


-------------------------

+ Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.


(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.


(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.


(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.


(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

* Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.



Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust of the Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26. I. Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

         II. Business and Other Connections of Investment Advisers

         The investment advisers listed below provide investment advisory services to the Trust.

         Barrow, Hanley, Mewhinney & Strauss, 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204.

         Brandywine Asset Management, Inc., 201 North Walnut Street, Wilmington, Delaware 19801.

         Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017.

         Independence Investment Associates, Inc., 53 State Street, Boston, Massachusetts 02109.

         Lazard Asset Management, 30 Rockefeller Plaza, New York, New York
10112.

         Templeton Investment Counsel, Inc. 500 East Broward Blvd., Ft. Lauderdale, Florida 33394.

         Information as to the officers and directors of each of the above investment advisers is included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27. Principal Underwriter

                  (a) SWS Financial Services, Inc., 7001 Preston Road, Dallas, TX 75205 is the principal underwriter for the Trust.

                  (b) The directors and officers of the Trust's principal underwriter are:

                                       Positions & Offices                                  Position
Name                                    with Underwriter                                    with Registrant
----                                    ----------------                                    ---------------
Sue H. Peden                           Chief Executive Officer                              None

Raymond E. Wooldridge                  Chairman                                             None

Dianna Boswell                         President                                            None

Diana Burrell                          Vice President                                       None

Diane Scott                            Assistant Vice President                             None


         The address of the above named directors and officers is 7001 Preston Road, Dallas, TX 75205.

Item 28. Location of Accounts and Records

         The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained as follows:

31a-1(b)(1) - in the physical possession of the Trust's custodian; 31a-1(b)(2)(i),(ii)&(iii) - in the physical possession of the Trust's custodian 31a-1(b)(2)(iv) - in the physical possession of the Trust's transfer agent 31a-1(b)(4) - in the physical possession of the Trust's Manager
31a-1(b)(5) - in the physical possession of the Trust's investment advisers 31a-1(b)(6) - A record of other purchases or sales etc. - in the physical possession of the Trust's Manager, investment advisers and custodian 31a-1(b)(7) - in the physical possession of the Trust's custodian
31a-1(b)(8) - in the physical possession of the Trust's custodian
31a-1(b)(9) - in the physical possession of the Trust's investment advisers 31a-1(b)(10) - in the physical possession of the Trust's Manager
31a-1(b)(11) - in the physical possession of the Trust's Manager
31a-1(b)(12) - in the physical possession of the Trust's Manager, investment advisers and custodian

Item 29. Management Services

                  All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30. Undertakings

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions under Item 25 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on February 29, 2000. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                            AMERICAN AADVANTAGE FUNDS

                                            By: /s/ William F. Quinn
                                               ----------------------------
                                                     William F. Quinn
                                                     President
Attest:


/s/ Barry Y. Greenberg
----------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                       Title                        Date
---------                                       -----                        ----

/s/ William F. Quinn                        President and              February 29, 2000
----------------------------------          Trustee
William F. Quinn


Alan D. Feld*                               Trustee                    February 29, 2000
----------------------------------
Alan D. Feld


Ben J. Fortson*                             Trustee                    February 29, 2000
----------------------------------
Ben J. Fortson


John S. Justin*                             Trustee                    February 29, 2000
----------------------------------
John S. Justin


Stephen D. O'Sullivan*                      Trustee                    February 29, 2000
----------------------------------
Stephen D. O'Sullivan


Roger T. Staubach*                          Trustee                    February 29, 2000
----------------------------------
Roger T. Staubach


Dr. Kneeland Youngblood *                   Trustee                    February 29, 2000
----------------------------------
Dr. Kneeland Youngblood


*By  /s/ William F. Quinn
    ---------------------------------------
     William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on February 29, 2000. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).


                                            AMR INVESTMENT SERVICES TRUST

                                            By: /s/ William F. Quinn
                                               ----------------------------
                                                     William F. Quinn
                                                     President
Attest:


/s/ Barry Y. Greenberg
----------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to the Registration Statement for the American AAdvantage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.



Signature                                       Title                        Date
---------                                       -----                        ----

/s/ William F. Quinn                        President and              February 29, 2000
----------------------------------          Trustee
William F. Quinn


Alan D. Feld*                               Trustee                    February 29, 2000
----------------------------------
Alan D. Feld


Ben J. Fortson*                             Trustee                    February 29, 2000
----------------------------------
Ben J. Fortson


John S. Justin*                             Trustee                    February 29, 2000
----------------------------------
John S. Justin


Stephen D. O'Sullivan*                      Trustee                    February 29, 2000
----------------------------------
Stephen D. O'Sullivan


Roger T. Staubach*                          Trustee                    February 29, 2000
----------------------------------
Roger T. Staubach


Dr. Kneeland Youngblood *                   Trustee                    February 29, 2000
----------------------------------
Dr. Kneeland Youngblood


*By  /s/ William F. Quinn
    ---------------------------------------
     William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         State Street Equity 500 Index Portfolio has duly caused this Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of American AAdvantage Funds, as it relates to the American AAdvantage S&P 500 Index Fund, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on February 29, 2000.

                                         STATE STREET EQUITY 500 INDEX PORTFOLIO


                                         By: /s/ James B. Little
                                            -----------------------------------
                                             James B. Little
                                             President and Treasurer

         This Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of American AAdvantage Funds, as it relates to the American AAdvantage S&P 500 Index Fund, has been signed below by the following persons, in the capacities indicated, with respect to State Street Equity 500 Index Portfolio on February 29, 2000.

SIGNATURE                                    TITLE

William L. Boyan*                            Trustee
---------------------------
William L. Boyan


Michael F. Holland*                          Trustee
---------------------------
Michael F. Holland


Rina K. Spence*                              Trustee
---------------------------
Rina K. Spence


Douglas T. Williams*                         Trustee
---------------------------
Douglas T. Williams


/s/ James B. Little                          President and Treasurer
---------------------------
James B. Little



*By: /s/ Julie A. Tedesco  ,
     ----------------------
as Attorney-in-Fact pursuant to a Power of Attorney

POWER OF ATTORNEY

Each of the undersigned Trustees of State Street Master Funds (the "Trust") hereby constitutes and appoints Julie Tedesco, Esq., and Jennifer Fromm, Esq., each of them with full powers of substitution, as his or her true and lawful attorney-in-fact and agent to execute in his or her name and on his or her behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by any fund that has substantially all of its investable assets invested in a Portfolio of the Trust with the Securities and Exchange Commission (the "SEC"') under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and each of the undersigned hereby ratifies and confirms as his or her own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. Each of the undersigned hereby revokes any Powers of Attorney previously granted with respect to the Trust concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of the 28th day of February, 2000.


SIGNATURE                          TITLE

/s/ William Boyan                  Trustee
---------------------------
William Boyan

/s/ Michael Holland                Trustee
---------------------------
Michael Holland

/s/ Douglas Williams               Trustee
---------------------------
Douglas Williams

/s/ Rina Spence                    Trustee
---------------------------
Rina K. Spence

POWER OF ATTORNEY

The undersigned officer of State Street Master Funds (the "Trust") hereby constitutes and appoints Julie Tedesco, Esq., and Jennifer Fromm, Esq., each of them with full powers of substitution, as his true and lawful attorney-in-fact and agent to execute in his name and on his behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by any fund that has substantially all of its investable assets invested in a Portfolio of the Trust with the Securities and Exchange Commission (the "SEC"') under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned hereby ratifies and confirms as his own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to the Trust concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand as of the 28th day of February, 2000.



SIGNATURE                           TITLE


/s/ James B. Little                 President and Treasurer
---------------------------
James B. Little

                               INDEX TO EXHIBITS


        Exhibit
        Number             Description                                  Page
        ------             -----------                                  ----
         (a)               Declaration of Trust - (iv)

         (b)               Bylaws - (iv)

         (c)               Voting trust agreement -- none

         (d)(i)(A)         Fund Management Agreement between American AAdvantage
                           Funds and AMR Investment Services, Inc. dated
                           April 3, 1987+

            (i)(B)         Supplement to Fund Management Agreement dated
                           August 1, 1994 - (iv)

            (i)(C)         Supplement to Fund Management Agreement dated
                           August 1, 1995 - (iv)

            (i)(D)         Supplement to Fund Management Agreement dated
                           November 1, 1995*

            (i)(E) Amendment to Schedule A of Fund Management Agreement dated December 1, 1995 - (i)

            (i)(F)         Supplement to Fund Management Agreement dated
                           December 17, 1996 - (ii)

            (i)(G)         Supplement to Fund Management Agreement dated
                           July 25, 1997 - (iii)

            (i)(H)         Supplement to Fund Management Agreement dated
                           September 1, 1998 - (vi)

            (i)(I)         Supplement to Fund Management Agreement dated
                           January 1, 1999*

           (ii)(A)         Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Independence Investment
                           Associates, Inc. dated November 1, 1995 - (iv)

           (ii)(B)         Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Templeton Investment Counsel, Inc.
                           dated November 1, 1995 - (iv)

           (ii)(C)         Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Barrow, Hanley, Mewhinney &
                           Strause, Inc. dated November 1, 1995 - (iv)

           (ii)(D)         Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Brandywine Asset Management, Inc.
                           dated January 16, 1998 - (v)

           (ii)(E)         Investment Advisory Agreement between AMR Investment
                           Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset
                           Management, L.P. dated November 12, 1996 - (ii)

           (ii)(F)         Form of Investment Advisory Agreement between AMR
                           Investment Services, Inc. and Lazard Asset
                           Management*

           (ii)(G)         Amendment to Schedule A of Advisory Agreement between
                           AMR Investment Services, Inc. and Brandywine Asset
                           Management, Inc. dated October 15, 1998 - (vi)

           (ii)(H) Amendment to Schedule A to of Advisory Agreement between AMR Investment Services, Inc. and Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. dated October
                           15, 1998 - (vi)

           (ii)(I) Form of Amendment to Schedule A of Advisory Agreement between AMR Investment Services, Inc. and
                           Independence Investment Associates, Inc.*

          (iii)(A)         Administrative Services Agreement between the
                           American AAdvantage Funds and AMR Investment
                           Services, Inc. dated November 21, 1997 - (iv)

          (iii)(B)         Supplement to Administrative Services Agreement dated
                           September 1, 1998 - (vi)

          (iii)(C)         Supplement to Administrative Services Agreement dated
                           January 1, 1999*

          (iii)(D)         Supplement to Administrative Services Agreement dated
                           March 1, 2000-filed herewith

           (iv)            Administrative Services Plan for the Platinum Class -
                           (iv)

           (v)             Master Feeder Participation Agreement among American
                           AAdvantage Funds, American AAdvantage Mileage Funds and State Street Equity 500 Index Portfolio and State
                           Street Bank and Trust Company dated March 1, 2000 - filed herewith

         (e)               Distribution Agreement among the American AAdvantage
                           Funds, the American AAdvantage Mileage Funds, the
                           American Select Funds and SWS Financial Services,
                           Inc. dated December 31, 1999 - filed herewith

         (f)               Bonus, profit sharing or pension plans - none

         (g)               Custodian Agreement between the American AAdvantage
                           Funds and State Street Bank and Trust Company dated
                           December 1, 1997 - (v)

         (h)(i)            Transfer Agency and Service Agreement between the
                           American AAdvantage Funds-and State Street Bank and
                           Trust Company dated January 1, 1998 - (v)

            (ii)           Securities Lending Authorization Agreement between
                           American AAdvantage Funds and State Street Bank and
                           Trust Company dated January 2, 1998 - (v)

            (iii)          Service Plan Agreement for the American AAdvantage
                           Funds PlanAhead Class dated August 1, 1994 - (iv)

            (iv) Credit Agreement between American AAdvantage Funds and AMR Investment Services, Inc., dated December 1,
                           1999*

            (v)            Administrative Services Agreement among American
                           AAdvantage Funds, American AAdvantage Mileage Funds,
                           AMR Investment Services Trust, AMR Investment
                           Services, Inc. and State Street Bank and Trust
                           Company dated November 29, 1999*

         (i)               Opinion and consent of counsel - filed herewith

         (j)               Consent of Independent Auditors - filed herewith

         (k)               Financial statements omitted from prospectus - none

         (l)               Letter of investment intent - (iv)

         (m)(i)            Plan pursuant to Rule 12b-1 for the Institutional,
                           PlanAhead and AMR Classes - (iv)

            (ii)           Plan pursuant to Rule 12b-1 for the Platinum Class -
                           (iv)

         (n)               Amended and Restated Plan pursuant to Rule 18f-3 -
                           (iv)

                           Other Exhibits -  Powers of Attorney for all Trustees
                           - (ii)

                           Powers of Attorney for Trustees of the State Street
                           Equity 500 Index Portfolio - filed herewith

                           Power of Attorney for the President of the State
                           Street Equity 500 Index Portfolio - filed herewith



-------------------------

+ Incorporated by reference to PEA No. 4 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 31, 1990.


(i) Incorporated by reference to PEA No. 15 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 22, 1995.


(ii) Incorporated by reference to PEA No. 19 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 13, 1997.


(iii) Incorporated by reference to PEA No. 20 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on July 1, 1997.


(iv) Incorporated by reference to PEA No. 23 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 18, 1997.

(v) Incorporated by reference to PEA No. 24 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 27, 1998.

(vi) Incorporated by reference to PEA No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 15, 1998.

* Incorporated by reference to PEA No. 28 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 21, 1999.